                                                     Registration Nos. 333-34199
                                                                       811-04867

      As filed with the Securities and Exchange Commission on June 16, 2003

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

     Pre-effective Amendment No.  [ ]

     Post-Effective Amendment No. [11]

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                          [X]

     Amendment No.                [3]

                VARIABLE ACCOUNT II OF AIG LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                           AIG LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 One ALICO Plaza
                                 600 King Street
                           Wilmington, Delaware 19801
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (713) 831-8470
                Depositor's Telephone Number, including Area Code

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                      American General Life Companies, LLC
                               2929 Allen Parkway
                            Houston, Texas 77019-2191
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

     [X] immediately upon filing pursuant to paragraph (b)

     [ ]  on May 1, 2003 pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                      NOTE

This post-Effective Amendment No. 11 to the Form N-6 Registration Statement No. 333-34199 ("Registration Statement") of AIG Life Insurance Company ("Depositor") and its Variable Account II ("Registrant") is being filed solely for the purposes of: (a) including in the Registration Statement a supplement relating to additional investment options; (b) including in the Registration Statement a supplement relating to policies issued in certain states which will be offered in the form of an individual policy instead of a group policy; (c) to generally update the Statement of Additional Information; and (d) to generally update Part C information for the Depositors and the Registrant. All other pertinent information regarding this Registration Statement, including the Prospectus, was previously filed in Registrant's Post-Effective Amendment No. 10 on April 25, 2003, and is incorporated by reference herein.

                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT II
                             EXECUTIVE ADVANTAGE(SM)
        GROUP FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                         SUPPLEMENT DATED JUNE 16, 2003
                                       TO
                                   PROSPECTUS
                                DATED MAY 1, 2003

Effective June 16, 2003, AIG Life Insurance Company ("AIG Life") is amending the prospectus for the purposes of (1) adding 14 investment options available under the Policies, (2) informing Policy owners that certain states require the Policy to be issued on an individual form rather than on a group form, and (3) revising a mortality and expense risk charge footnote.

1. On page 1 of the Prospectus, the following sentence is added as the last sentence of the first paragraph:

          "In states that require individual policies, we do not issue certificates. Instead, individual employees, depositors or members receive their own policies. The description of the Policy in this prospectus is also fully applicable to such individuals' policies."

2. On page 1 of the prospectus, the fifth paragraph is replaced in its entirety with the following:

          The Guaranteed Account is part of our general account. You can use AIG Life's Variable Account II ("Variable Account") to invest in the Executive Advantage variable investment options. Currently, each of the Executive Advantage variable investment options purchases shares of a corresponding Fund of:

          .    AllianceBernstein Variable Product Series Fund, Inc.
               ("AllianceBernstein")
          .    American Century Variable Portfolios, Inc. ("American Century
               VP")
          .    Credit Suisse Trust ("Credit Suisse")
          .    Fidelity Variable Insurance Products Fund ("Fidelity VIP")
          .    Franklin Templeton Variable Insurance Products Trust ("Franklin
               Templeton")
          .    Goldman Sachs Variable Insurance Trust ("Goldman Sachs")
          .    J.P. Morgan Series Trust II ("JPMorgan")
          .    Merrill Lynch Variable Series Fund, Inc. ("Merrill Lynch") .
          .    Neuberger Berman Advisers Management Trust ("Neuberger Berman
               AMT")
          .    PIMCO Variable Insurance Trust ("PIMCO")
          .    The Universal Institutional Funds, Inc. ("UIF")
          .    VALIC Company I ("VALIC Co. I")
          .    Vanguard Variable Insurance Fund ("Vanguard")

3. On page 6 of the prospectus, under "Policy Benefits", delete the first paragraph and replace it with the following:

               You may allocate your Account Value among the 45 variable investment options available under the Policy, each of which invests in an underlying Fund (each available portfolio is referred to in this prospectus as a "Fund" and collectively, the "Funds"), and the Guaranteed Account, which credits a specified rate of interest. Your Account Value will vary based on the investment performance of the variable investment options you choose and interest credited in the Guaranteed Account.

4. On page 13 of the prospectus, in footnote 3, delete the opening phrase "After the 5th Policy year" and replace it with the phrase "After the 4th Policy year."

5. On page 14 of the prospectus, delete the page in its entirety and replace it with the following:

          The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the maximum and minimum Total Annual Fund Operating Expenses both before and after contractual waiver or reimbursement for any of the Funds for the fiscal year ended December 31, 2002. Current and future expenses for the Funds may be higher or lower than those shown.

----------------------------------------------------------------
                 Annual Fund Fees and Expenses
       (expenses that are deducted from the Fund assets)
----------------------------------------------------------------
                   Charge                      Maximum   Minimum
----------------------------------------------------------------
Total Annual Fund Operating Expenses
(expenses that are deducted from portfolio
assets include management fees, distribution
(12b-1) fees, and other expenses)               2.77%     0.20%
----------------------------------------------------------------

          Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses accompanying this Policy prospectus.

6. On page 18 of the prospectus, under "Variable Investment Options" delete the chart in its entirety and replace it with the following:

--------------------------------------------------------------------------------------------------------------------
Variable Investment Options                               Investment Adviser (Sub-adviser, if applicable)
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth Portfolio (Class A)              Alliance Capital Management, L.P.
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income Portfolio (Class A)   Alliance Capital Management, L.P.
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein Americas Government Income Portfolio    Alliance Capital Management, L.P.
(Class A)
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth Portfolio (Class A)      Alliance Capital Management, L.P.
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein Quasar Portfolio (Class A)/1/           Alliance Capital Management, L.P.
--------------------------------------------------------------------------------------------------------------------
American Century VP Income and Growth Portfolio           American Century Investment Management, Inc.
--------------------------------------------------------------------------------------------------------------------
American Century VP International Portfolio               American Century Investment Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Credit Suisse Emerging Growth Portfolio                   Credit Suisse Asset Management, LLC
--------------------------------------------------------------------------------------------------------------------
Credit Suisse Emerging Markets Portfolio                  Credit Suisse Asset Management, LLC
--------------------------------------------------------------------------------------------------------------------
Credit Suisse Global Post Venture Capital Portfolio       Credit Suisse Asset Management, LLC
--------------------------------------------------------------------------------------------------------------------
Credit Suisse International Focus Portfolio               Credit Suisse Asset Management, LLC
--------------------------------------------------------------------------------------------------------------------
Credit Suisse Small Cap Growth Portfolio                  Credit Suisse Asset Management, LLC
--------------------------------------------------------------------------------------------------------------------
Credit Suisse Large Cap Value Portfolio                   Credit Suisse Asset Management, LLC
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio - (Initial Class)         Fidelity Management & Research Company (FMR Co., Inc.,)
                                                          (Fidelity Management & Research (U.K.) Inc.,)
                                                          (Fidelity Management & Research (Far East) Inc.,) and
                                                          (Fidelity Investments Japan Limited)
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)Portfolio -                     Fidelity Management & Research Company (FMR Co., Inc.,)
(Initial Class)/1/                                        (Fidelity Management & Research (U.K.) Inc.,)
                                                          (Fidelity Management & Research (Far East) Inc.,) and
                                                          (Fidelity Investments Japan Limited)
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - (Initial Class)        Fidelity Management & Research Company (FMR Co., Inc.)
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs CORE(SM) U.S. Equity Fund                   Goldman Sachs Asset Management, L.P.
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs International Equity Fund                   Goldman Sachs Asset Management International
--------------------------------------------------------------------------------------------------------------------
JPMorgan Mid Cap Value Portfolio                          J.P. Morgan Investment Management, Inc.
--------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company Portfolio                          J.P. Morgan Investment Management, Inc.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Variable Investment Options                               Investment Adviser (Sub-adviser, if applicable)
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch V.I. Basic Value Fund - Class A Shares/1/   Merrill Lynch Investment Managers
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch V.I. Fundamental Growth Fund -              Merrill Lynch Investment Managers
Class A Shares/1/
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch V.I. Government Bond Fund -                 Merrill Lynch Investment Managers
Class A Shares
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch V.I. Small Cap Value Fund -                 Merrill Lynch Investment Managers
Class A Shares
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio/1/                Neuberger Berman Management Inc. (Neuberger Berman, LLC)
--------------------------------------------------------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Bond Portfolio -      Pacific Investment Management Company, LLC
Administrative Class
--------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Administrative Class   Pacific Investment Management Company, LLC
--------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Administrative Class    Pacific Investment Management Company, LLC
--------------------------------------------------------------------------------------------------------------------
PIMCO VIT Short-Term Portfolio - Administrative Class     Pacific Investment Management Company, LLC
--------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio - Administrative Class     Pacific Investment Management Company, LLC
--------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2    Templeton Asset Management Ltd.
--------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2                Templeton Global Advisors Limited
--------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2               Templeton Investment Counsel, LLC
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio - Class I           Morgan Stanley Investment Management Inc. d/b/a Van Kampen
--------------------------------------------------------------------------------------------------------------------
UIF Core Plus Fixed Income Portfolio - Class I            Morgan Stanley Investment Management Inc. d/b/a Van Kampen
--------------------------------------------------------------------------------------------------------------------
UIF High Yield Portfolio - Class I                        Morgan Stanley Investment Management Inc. d/b/a Van Kampen
--------------------------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio - Class I                    Morgan Stanley Investment Management Inc. d/b/a Van Kampen
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Core Portfolio - Class I                 Morgan Stanley Investment Management Inc. d/b/a Van Kampen
--------------------------------------------------------------------------------------------------------------------
UIF Money Market Portfolio - Class I                      Morgan Stanley Investment Management Inc. d/b/a Van Kampen
--------------------------------------------------------------------------------------------------------------------
UIF Technology Portfolio - Class I                        Morgan Stanley Investment Management Inc. d/b/a Van Kampen
--------------------------------------------------------------------------------------------------------------------
VALIC Co. I International Equities Fund                   VALIC (AIG Global Investment Corp.)
--------------------------------------------------------------------------------------------------------------------
VALIC Co. I Mid Cap Index Fund                            VALIC (AIG Global Investment Corp.)
--------------------------------------------------------------------------------------------------------------------
VALIC Co. I Small Cap Index Fund                          VALIC (AIG Global Investment Corp.)
--------------------------------------------------------------------------------------------------------------------
Vanguard Total Stock Market Index Portfolio               The Vanguard Group
--------------------------------------------------------------------------------------------------------------------
Vanguard Total Bond Market Index Portfolio                The Vanguard Group
--------------------------------------------------------------------------------------------------------------------

/1/ The Fund type for AllianceBernstein Quasar Portfolio (Class A) is growth equity.
     The Fund type for Fidelity VIP Contrafund Portfolio (Initial Class) is capital appreciation.
     The Fund type for Merrill Lynch V.I. Basic Value Fund is large cap value. The Fund type for Merrill Lynch V.I. Fundamental Growth Fund is large cap growth.
     The Fund type for Neuberger Berman AMT Partners Portfolio is large cap value.

                           AIG LIFE INSURANCE COMPANY

                               VARIABLE ACCOUNT II

                               EXECUTIVE ADVANTAGE

             GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                                    ISSUED BY

                           AIG LIFE INSURANCE COMPANY


                      AFFLUENT AND CORPORATE MARKETS GROUP

                    P.O. BOX 667, Wilmington, Delaware 19899

                                 1-302-594-2352

                       STATEMENT OF ADDITIONAL INFORMATION

               Dated May 1, 2003, as supplemented on June 16, 2003

This Statement of Additional Information ("SAI") is not a prospectus. You should read it with the Prospectus for AIG Life Insurance Company Variable Account II (the "Separate Account") dated May 1, 2003, as supplemented on June 16, 2003, concerning the Executive Advantage group flexible premium variable life insurance Policies (the "Policy" or "Policies"). You can obtain a copy of the Prospectus for the Policies, and any Prospectus supplements, by contacting AIG Life Insurance Company ("AIG Life") at the address or telephone numbers given above. Terms used in this SAI have the same meanings as are defined in the Prospectus under the heading "Index of Special Words and Phrases."

                                TABLE OF CONTENTS

GENERAL INFORMATION............................................................3
   AIG Life....................................................................3
   Separate Account............................................................3
SERVICES.......................................................................3
DISTRIBUTION OF POLICIES.......................................................3
   Other Policies Issued by the Company........................................4
PERFORMANCE INFORMATION........................................................4
   Performance Data............................................................4
     Average Annual Total Return Calculations..................................5
     Fund Performance..........................................................6
     Money Market Investment Option Yield and Effective Yield Calculations.....8
ADDITIONAL INFORMATION ABOUT THE POLICIES......................................9
     Gender neutral policies...................................................9
     Cost of insurance rates...................................................9
     Certain arrangements......................................................9
   Guaranteed Investment Option...............................................10
   Adjustments to Death Benefit...............................................10
     Suicide..................................................................10
     Wrong age or gender......................................................10
     Death during grace period................................................11
ACTUARIAL EXPERT..............................................................11
MATERIAL CONFLICTS............................................................11
FINANCIAL STATEMENTS..........................................................12

                               GENERAL INFORMATION

AIG LIFE

        AIG Life Insurance Company is a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. We provide a full range of individual and group life, disability, accidental death and dismemberment policies and annuities. We are an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), which is a holding company for a number of companies engaged in the international insurance business, both life and general, in approximately 130 countries and jurisdictions around the world.

SEPARATE ACCOUNT

        The assets in the Separate Account would be available only to satisfy the claims of owners of the Policies, to the extent they have allocated their accumulation value to the Separate Account. Our other creditors could reach only those Separate Account assets (if any) that are in excess of the amount of our reserves and other contract liabilities under the Policies with respect to the Separate Account.

SERVICES

        AIG Life and AIG are parties to a service and expense agreement. Under the service and expense agreement, AIG provides services to AIG Life and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, auditing, accounting and legal services. During 2002, 2001, and 2000, $3,487,314, $4,052,698 and $3,128,780, respectively, was paid by
AIG Life to AIG for these services.

DISTRIBUTION OF POLICIES

        The policy is sold by licensed insurance agents, where the policy may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

        On May 1, 2003, American General Equity Services Corporation ("AGESC") replaced AIG Equity Sales Corp. as the distributor and principal underwriter of the Policies. AGESC (formerly known as Franklin Financial Services Corporation) is located at #1 Franklin Square, Springfield, Illinois 62713. AGESC is a Delaware corporation and an affiliate of AIG Life (AGESC and AIG Life are both indirect wholly-owned subsidiaries of AIG). AGESC also acts as principal underwriter for AIG Life's other separate accounts and for the separate accounts of certain AIG Life affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Policies.

        The Policies are offered on a continuous basis.

        Commissions may be paid to registered representatives based on premiums paid for Policies sold. Other expense reimbursements, allowances, and overrides may also be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation. Additional payments may be made for administrative or other services not directly related to the sale of the Policies.

        Other Policies Issued by the Company. The Company may offer other policies similar to those offered herein.

PERFORMANCE INFORMATION

        From time to time, we may quote performance information for the divisions of the Separate Account in advertisements, sales literature, or reports to owners or prospective investors.

        We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical owner's cash value or death benefit. We also may present the yield or total return of the division based on a hypothetical investment in a Policy. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Mutual Funds in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the premium charge, and we generally expect to exclude costs of insurance charges because of the individual nature of these charges. We also may present the yield or total return of the investment option in which a division invests.

        We may compare a division's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AIG Life's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

        Performance information for any division reflects the performance of a hypothetical Policy and is not illustrative of how actual investment performance would affect the benefits under your Policy. You should not consider such performance information to be an estimate or guarantee of future performance.

PERFORMANCE DATA

        The following tables show the past performance data for the Policies. The first table shows the average annual total return calculations of the variable investment options. The first table includes the Daily charge (mortality and expense risk charge) and all other noninsurance charges and fees, including premium expense charges and premium taxes.

        The second table shows the average annual total returns of the Funds underlying the variable investment options. The second table does not reflect the Daily charge (mortality and expense risk charge) or any other noninsurance or insurance-related charges and deductions of the Separate Account.

        Average Annual Total Return Calculations. Each variable investment option may advertise its average annual total return. We calculate each variable investment option's average annual total return quotation under the following standard method:

        . We take a hypothetical $10,000 investment in each variable investment option on the first day of the period at the maximum offering price ("initial investment").

        . We calculate the ending redeemable value ("redeemable value") of that investment at the end of 1, 3, 5 and 10 year period. If Average Annual Total Return for a variable investment option is not available for a stated period, we may show Average Annual Total Return since variable investment option inception. The redeemable value reflects the effect of the Daily charge (mortality and expense risk charge) and all other noninsurance charges and fees, including premium expense charges and premium taxes. We do not reflect any cost of insurance charges, monthly expense charges, surrender charges or any other insurance related charges in the calculation.

        .       We divide the redeemable value by the initial investment.

        . We take this quotient to the Nth root (N representing the number of years in the period), subtract 1 from the result, and express the result as a percentage.

Average annual total return quotations for the variable investment options for the period ended December 31, 2002 are shown in the table below.

                                                                                                             SINCE      INVESTMENT
                                                                                                          INVESTMENT      OPTION
                                                                                                            OPTION      INCEPTION
              INVESTMENT OPTION/1/                   1 YEAR/2/     3 YEARS/2/   5 YEARS/2/  10 YEARS/2/    INCEPTION       DATE
--------------------------------------------------  ----------     ----------   ----------  -----------   -----------   ----------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES
 FUND, INC.
    Growth Portfolio (Class A)                             N/A        N/A           N/A         N/A              N/A           N/A
    Growth and Income Portfolio (Class A)               (29.41)%      N/A           N/A         N/A            (16.37)%   9/7/2001
    Americas Government Income Portfolio (Class A)         N/A        N/A           N/A         N/A              N/A           N/A
    Premier Growth Portfolio (Class A)                  (37.44)%      N/A           N/A         N/A            (17.02)%   9/7/2001
    Quasar Portfolio (Class A)                             N/A        N/A           N/A         N/A              N/A           N/A
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    VP Income & Growth Portfolio                           N/A        N/A           N/A         N/A              N/A           N/A
    VP International Portfolio                          (27.80)%      N/A           N/A         N/A            (20.99)%   9/7/2001
CREDIT SUISSE TRUST
    Emerging Growth Portfolio                              N/A        N/A           N/A         N/A              N/A           N/A


                                                                                                             SINCE      INVESTMENT
                                                                                                          INVESTMENT      OPTION
                                                                                                            OPTION      INCEPTION
              INVESTMENT OPTION/1/                   1 YEAR/2/     3 YEARS/2/   5 YEARS/2/  10 YEARS/2/    INCEPTION       DATE
---------------------------------------------------  ---------     ----------   ----------  -----------   -----------   ----------
    Emerging Markets Portfolio                             N/A         N/A           N/A         N/A            N/A            N/A
    Global Post-Venture Capital Portfolio                  N/A         N/A           N/A         N/A            N/A            N/A
    International Focus Portfolio                          N/A         N/A           N/A         N/A            N/A            N/A
    Small Cap Growth Portfolio                             N/A         N/A           N/A         N/A            N/A            N/A
    Large Cap Value Portfolio                              N/A         N/A           N/A         N/A            N/A            N/A
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
    VIP Balanced Portfolio (Initial Class)                 N/A         N/A           N/A         N/A            N/A            N/A
    VIP Contrafund Portfolio (Initial Class)            (17.49)%       N/A           N/A         N/A            (7.75)%   9/7/2001
    VIP Index 500 Portfolio (Initial Class)             (29.59)%       N/A           N/A         N/A           (14.67)%   9/7/2001
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
 TRUST
    Templeton Developing Markets Securities-Class 2        N/A         N/A           N/A         N/A            N/A            N/A
    Templeton Growth Securities-Class 2                    N/A         N/A           N/A         N/A            N/A            N/A
    Templeton Foreign Securities-Class 2                   N/A         N/A           N/A         N/A            N/A            N/A
GOLDMAN SACHS VARIABLE INSURANCE TRUST
    CORE(SM) U.S. Equity Fund                              N/A         N/A           N/A         N/A            N/A            N/A
    International Equity Fund                              N/A         N/A           N/A         N/A            N/A            N/A
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
    AMT Partners Portfolio                                 N/A         N/A           N/A         N/A            N/A            N/A
PIMCO VARIABLE INSURANCE TRUST
    Long-Term U.S. Government Portfolio -                  N/A         N/A           N/A         N/A            N/A            N/A
     Administrative Class
    Total Return Portfolio - Administrative Class          N/A         N/A           N/A         N/A            N/A            N/A
UNIVERSAL INSTITUTIONAL FUNDS, INC.
    Emerging Markets Equity Portfolio - Class 1            N/A         N/A           N/A         N/A            N/A            N/A
    Core Plus Fixed Income Portfolio - Class 1           (2.02)%       N/A           N/A         N/A            (1.36)%   9/7/2001
    High Yield Portfolio - Class 1                         N/A         N/A           N/A         N/A            N/A            N/A
    Mid Cap Growth Portfolio - Class 1                     N/A         N/A           N/A         N/A            N/A            N/A
    Mid Cap Core Portfolio - Class 1                    (34.98)%       N/A           N/A         N/A           (16.89)%   9/7/2001
    Money Market Portfolio - Class 1                     (7.68)%       N/A           N/A         N/A            (3.42)%  1/31/2001
    Technology Portfolio - Class 1                         N/A         N/A           N/A         N/A            N/A            N/A

----------

/1/ JPMorgan Mid Cap Value Portfolio, JPMorgan Small Company Portfolio, Merrill Lynch V.I. Basic Value Fund, Merrill Lynch V.I. Fundamental Growth Fund, Merrill Lynch V.I. Government Bond Fund, Merrill Lynch V.I. Small Cap Value Fund, PIMCO High Yield Portfolio, PIMCO Real Return Portfolio, PIMCO Short-Term Portfolio, VALIC Company I International Equities Fund, VALIC Company I Mid Cap Index Fund, VALIC Company I Small Cap Index Fund, Vanguard Total Bond Market Index Portfolio and Vanguard Total Stock Market Index Portfolio. We will show the average annual total return quotations for these investment options when they become available.

/2/  "N/A" indicates data is not available for the stated period.

        Fund Performance. Each variable investment option may advertise the performance for the corresponding Fund in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Fund in which the variable investment option invest may pre-date the effective date of the variable investment option being offered in the Policy.

        The table below provides the actual historical performance of the corresponding Fund in which each of these variable investment options invest. Unlike the previous table of variable investment option average annual total return calculations, the information in the table below does not reflect the Daily charge (mortality and expense risk charge) or any other noninsurance or insurance-related charges and deductions of the Separate Account. If these charges had been reflected, then the fund average annual total return quotations would have been lower than what is currently shown.

                        Fund Average Annual Total Returns
    without the deduction of any applicable noninsurance or insurance-related charges of the Separate Account
                           (Through December 31, 2002)

                                                                                                        SINCE        INVESTMENT
                                                                                                     INVESTMENT        OPTION
                                                                                                       OPTION        INCEPTION
              INVESTMENT OPTION                      1 YEAR       3 YEARS      5 YEARS    10 YEARS    INCEPTION         DATE
------------------------------------------------     ------       -------      -------    --------   -----------    ------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND,
 INC.
    Growth Portfolio (Class A)                       (28.08)%      (23.14)%      (4.70)%       N/A          7.84%      9/15/1994
    Growth and Income Portfolio (Class A)            (22.05)%       (3.78)%       3.70 %     11.22%        10.31%      1/14/1991
    Americas Government Income Portfolio
     (Class A)                                        10.99 %        8.92 %       7.93 %       N/A          8.67%       5/3/1994
    Premier Growth Portfolio (Class A)               (30.64)%      (21.75)%      (1.27)       9.32%        10.19%      6/26/1992
    Quasar Portfolio (Class A)                       (31.77)%      (17.62)%      (8.97)        N/A         (3.63)%      8/5/1996
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    VP Income & Growth Portfolio                     (19.37)%      (12.91)%      (0.22)        N/A          1.25%     10/30/1997
    VP International Portfolio                       (20.37)%      (22.30)%      (1.79)        N/A          3.27%       5/1/1994
CREDIT SUISSE TRUST
    Emerging Growth Portfolio                        (29.30)%      (16.51)%       N/A          N/A         (7.69)%     9/13/1999
    Emerging Markets Portfolio                       (11.56)%      (18.22)%      (3.88)        N/A         (3.88)%    12/31/1997
    Global Post-Venture Capital Portfolio            (34.16)%      (27.51)%      (7.88)        N/A         (4.83)%     9/30/1996
    International Focus Portfolio                    (19.90)%      (22.73)%      (5.70)        N/A         (1.99)%     6/30/1995
    Small Cap Growth Portfolio                       (33.69)%      (23.03)%      (5.61)        N/A          2.85%      6/30/1995
    Large Cap Value Portfolio                        (23.09)%       (5.44)%       0.14%        N/A          0.88%     10/31/1997
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
    VIP Balanced Portfolio (Initial Class)            (8.72)%       (4.91)%       1.12%        N/A          6.21%       1/3/1995
    VIP Contrafund Portfolio (Initial Class)          (9.35)%       (9.43)%       3.71%        N/A         12.27%       1/3/1995
    VIP Index 500 Portfolio (Initial Class)          (22.25)%      (14.74)%      (0.84)       9.04          9.37%      8/27/1992
FRANKLIN TEMPLETON VARIABLE INSURANCE
    PRODUCTS TRUST
    Templeton Developing Markets Securities-
     Class 2                                          (0.15)%      (14.56)%      (5.47)        N/A         (9.57)%      3/4/1996
    Templeton Growth Securities-Class 2              (18.49)%       (6.54)%       1.46%        N/A          6.36%      3/15/1994
    Templeton Foreign Securities-Class 2             (18.56)%      (12.59)%      (2.13)       7.76%         6.63%       5/1/1992
GOLDMAN SACHS VARIABLE INSURANCE TRUST
    CORE(SM) U.S. Equity Fund                        (21.89)%      (14.64)%       N/A          N/A         (2.44)%     2/13/1998
    International Equity Fund                        (18.34)%      (18.00)%       N/A          N/A         (2.71)%     1/12/1998
J.P. MORGAN SERIES TRUST II
    JPMorgan Mid Cap Value Portfolio                   0.82 %        N/A          N/A          N/A          9.57%      9/28/2001
    JPMorgan Small Company Portfolio                 (21.65)%      (13.87)%      (2.71)        N/A          7.08%     12/31/1994
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
    Merrill Lynch V.I. Basic Value Fund -
     Class A                                         (17.77)%       (1.15)%       5.06%        N/A         10.67%       7/1/1993
    Merrill Lynch V.I. Fundamental Growth
     Fund - Class A                                  (27.51)%        N/A          N/A          N/A        (19.55)%      4/3/2000

                       Fund Average Annual Total Returns
   without the deduction of any applicable noninsurance or insurance-related charges of the Separate Account
                          (Through December 31, 2002)


                                                                                                        SINCE        INVESTMENT
                                                                                                     INVESTMENT        OPTION
                                                                                                       OPTION        INCEPTION
              INVESTMENT OPTION                      1 YEAR       3 YEARS      5 YEARS    10 YEARS    INCEPTION         DATE
------------------------------------------------     ------       -------      -------    --------   -----------    ------------
    Merrill Lynch V.I. Government Bond Fund -
     Class A                                           9.78 %       9.42 %        6.95 %       N/A          7.24%       5/2/1994
    Merrill Lynch V.I. Small Cap Value Fund -
     Class A                                         (23.76)%       4.35 %        7.34 %     10.62%         9.82%        4/20/82
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
    AMT Partners Portfolio                           (24.14)%       (9.46)%      (3.65)        N/A          7.47%      3/22/1994
PIMCO VARIABLE INSURANCE TRUST
    High Yield Portfolio Administrative Class         (1.19)%       0.09 %        N/A          N/A          1.08%      4/30/1998
    Long-Term U.S. Government Portfolio -
     Administrative Class                             17.59 %      14.70 %        N/A          N/A         10.53%      4/30/1999
    Real Return Portfolio Administrative Class        17.77 %      13.79 %        N/A          N/A         12.63%      9/30/1999
    Short-Term Portfolio Administrative Class          3.02 %       5.28 %        N/A          N/A          5.29%      9/30/1999
    Total Return Portfolio - Administrative
        Class                                          9.07 %       9.20 %        7.05%        N/A          7.05%     12/31/1997
UNIVERSAL INSTITUTIONAL FUNDS, INC.
    Emerging Markets Equity Portfolio Class 1         (8.90)%      (19.70)%      (5.13)        N/A         (4.40)%     10/1/1996
    Core Plus Fixed Income Portfolio Class 1           7.33 %       9.23 %        6.71%        N/A          7.24%       1/2/1997
    High Yield Portfolio Class 1                      (7.27)%       (7.48)%      (2.33)        N/A          0.15%       1/2/1997
    Mid Cap Growth Portfolio Class 1                 (31.16)%      (23.31)%       N/A          N/A        (13.69)%    10/18/1999
    U.S. Mid Cap Core Portfolio Class 1              (28.02)%       (8.26)%       1.46%        N/A          7.18%       1/2/1997
    Money Market Portfolio Class 1                     1.25 %       3.61 %        N/A          N/A          3.88%       1/4/1999
    Technology Portfolio Class 1                     (48.97)%      (41.56)%       N/A          N/A        (36.39)%    11/30/1999
VALIC COMPANY I
    VALIC Company I - International Equities
     Fund                                            (18.79)%      (19.38)%      (4.27)       3.15%         0.59%     10/02/1989
    VALIC Company I - MidCap Index Fund              (14.90)%       (0.58)%       6.09%      11.55%        12.25%     10/01/1991
    VALIC Company I - Small Cap Index
     Fund                                            (20.82)%       (7.94)%      (1.48)       6.61%         7.32%       5/1/1992
VANGUARD VARIABLE INSURANCE FUND
    Vanguard Total Bond Market Index Portfolio         8.31 %       9.29 %        7.06%       7.19%          N/A       4/29/1991
    Vanguard Total Stock Market Index Portfolio         N/A          N/A           N/A          N/A          N/A        1/8/2003

----------

"N/A" indicates data is not available for the stated period.

        Money Market Investment Option Yield and Effective Yield Calculations. We calculate the Money Market Investment Option's yield by a standard method that the SEC prescribes. Under that method, we base the current yield quotation on a seven day period and calculate that yield as follows:

        . We take the net change in the Accumulation Unit value during the period.

        . We divide that net change by the Accumulation Unit value at the beginning of the period to obtain the base period return.

        . We multiply the base period return by the fraction 365/7 to obtain the current yield figure.

        . We carry the current yield figure to the nearest one-hundredth of one percent.

        We do not include realized capital gains or losses and unrealized appreciation or depreciation of the Option's Portfolio in the calculation. The Money Market Investment Option's historical yield for the seven day period ended December 31, 2002 was (0.12)%.

        We determine the Money Market Investment Option's effective yield by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1)365/7-1. The Money Market Investment Option's historical effective yield for the seven day period ended December 31, 2002 was (0.12)%. Yield and effective yield do not reflect the deduction of any insurance or noninsurance-related charges that we may impose when you redeem Accumulation Units.

        The yield and effective yield calculations above do not reflect the Daily charge (mortality and expense risk charge) or any other noninsurance or insurance-related charges and deductions of the Separate Account. If these charges had been reflected, then the yield and effective yield calculations would have been lower than what is currently shown.

                    ADDITIONAL INFORMATION ABOUT THE POLICIES

        Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, premium class and tobacco user status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer the Executive Advantage Policy for sale in situations which, under current law, require gender-neutral premiums or benefits.

        Cost of insurance rates. Because of specified amount increases, different cost of insurance rates may apply to different increments of specified amount under your Policy. If so, we attribute your accumulation value proportionately to each increment of specified amount to compute our net amount at risk. See "Cost of Insurance Charge" on page 13 of the Prospectus.

        Certain arrangements. Most of the advisers or administrators of the Mutual Funds make certain payments to us, on a quarterly basis, for certain administrative, Policy, and policy owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. These amounts are paid by the advisers or the administrators, and will not be paid by the Mutual Funds, the options or Policy owners.

GUARANTEED INVESTMENT OPTION

        Under the policy, you may currently allocate your Account Value to the Guaranteed Account. In addition, if you request a loan, we will allocate part of your Account Value to the Loan Account which is part of the Guaranteed Account.

        We may treat each allocation and transfer separately for purposes of crediting interest and making deductions from the Guaranteed Account.

        All of your Account Value held in the Guaranteed Account will earn interest at a rate we determine in our sole discretion. This rate will never be less than 4% per year compounded annually. The Loan Account portion of your Account Value may earn a different interest rate than the remaining portion of your Account Value in the Guaranteed Account.

        We will deduct any transfers, partial surrenders or any policy expenses from the Guaranteed Account and your variable investment options on a pro rata basis, unless you provide other directions. No portion of the Loan Account may be used for this purpose.

        If we must pay any part of the proceeds for a loan, partial surrender or full surrender from the Guaranteed Account, we may defer the payment for up to six months from the date we receive the written request. If we defer payment from the Guaranteed Account for 30 days or more, we will pay interest on the amount we deferred at a rate of 4% per year, compounded annually, until we make payment.

ADJUSTMENTS TO DEATH BENEFIT

        Suicide. If the insured person commits suicide during the first two Policy years, we will limit the proceeds payable to the total of all premiums that have been paid to the time of death minus any outstanding Policy loans (plus credit for any unearned interest) and any partial surrenders.

        A new two year period begins if you increase the specified amount. You can increase the specified amount only if the insured person is living at the time of the increase. In this case, if the insured person commits suicide during the first two years following the increase, we will refund the monthly insurance deductions attributable to the increase. The death benefit will then be based on the specified amount in effect before the increase.

        Some states require that we compute these periods for noncontestability differently following a suicide.

        Wrong age or gender. If the age or gender of the insured person was misstated on your application for a Policy (or for any increase in benefits), we will adjust any death benefit to be what the monthly insurance charge deducted for the current month would have purchased based on the correct information.

        Death during grace period. We will deduct from the insurance proceeds any monthly charges that remain unpaid because the insured person died during a grace period.

                                ACTUARIAL EXPERT

        Actuarial matters have been examined by A. Hasan Qureshi who is an actuary of AIG Life. His opinion on actuarial matters is filed as an exhibit to the registration statement we have filed with the SEC in connection with the Policies.

                               MATERIAL CONFLICTS

        We are required to track events to identify any material conflicts from using investment portfolios for both variable life and variable annuity separate accounts. The boards of the Funds, AIG, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

        .       state insurance law or federal income tax law changes;

        .       investment management of an investment portfolio changes; or

        . voting instructions given by owners of variable life insurance Policies and variable annuity contracts differ.

        The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

        If there is a material conflict, we have the duty to determine appropriate action, including removing the portfolios involved from our variable investment options. We may take other action to protect Policy owners. This could mean delays or interruptions of the variable operations.

        When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an investment portfolio's adviser or its investment Policies. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to owners.

        Under the 1940 Act, we must get your approval for certain actions involving our separate account. In this case, you have one vote for every $100 of value you have in the variable investment options. We cast votes credited to amounts in the variable options not credited to Policies in the same proportion as votes cast by owners.

                              FINANCIAL STATEMENTS

        The consolidated balance sheets of AIG Life at December 31, 2002 and 2001 and the related statements of income, capital funds, comprehensive income and cash flows for each of the periods in the three years ended December 31, 2002, appearing herein, have been audited by PricewaterhouseCoopers LLP ("PWC"), independent accountants, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein. PWC is located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002.

        The statement of net assets of the Variable Account as of December 31, 2002 and the related statement of operations for the year ended December 31, 2002 and the statements of changes in net assets for each of the periods in the two years ended December 31, 2002, appearing herein, have been audited by PWC, independent accountants, as set forth in their report appearing elsewhere herein.

FINANCIAL STATEMENTS OF THIS                                                            PAGE TO SEE
VARIABLE ACCOUNT II                                                                     IN THIS SAI
--------------------------------------------------------------------------------------  -----------
Report of  Independent Accountants....................................................     VA II-1
Summary of Financial Statements.......................................................     VA II-3
Statements of Net Assets for the Year Ended December 31, 2002.........................     VA II-4
Statements of Operations for the Year Ended December 31, 2002.........................     VA II-4
Statements of Changes in Net Assets for the Years Ended December 31, 2002 and 2001....     VA II-23
Notes to Financial Statements.........................................................     VA II-42

FINANCIAL STATEMENTS OF                                                                 PAGE TO SEE
AIG LIFE INSURANCE COMPANY                                                              IN THIS SAI
--------------------------------------------------------------------------------------  -----------
Report of Independent Accountants.....................................................     F-2
Balance Sheets........................................................................     F-3
Statements of Income..................................................................     F-5
Statements of Capital Funds...........................................................     F-6
Statements of Cash Flows..............................................................     F-7
Statements of Comprehensive Income....................................................     F-8
Notes to Financial Statements.........................................................     F-9

[PricewaterhouseCoopers LLP Letterhead]

                                                      PricewaterhouseCoopers LLP
                                                      Suite 2900
                                                      1201 Louisiana St.
                                                      Houston TX 77002-5678
                                                      Telephone (713) 356 4000


                        Report of Independent Accountants


To the Board of Directors of AIG Life Insurance Company and Policy Owners of AIG Life Insurance Company Variable Account II

In our opinion, the accompanying statements of net assets and the related statements of operations and statements of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts listed in Note A of AIG Life Insurance Company Variable Account II at December 31, 2002, the results of each of their operations and changes in net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities by correspondence with the custodian, provides a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
------------------------------------------


April 8, 2003


                                    VA II-1

                      (This page intentionally left blank)














                                    VA II-2

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                          All Sub-accounts
                                                          ----------------

STATEMENT OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market (cost $72,329,114)     $ 52,235,783
   Due from AIG Life Insurance Company                            10,341
                                                            ------------

      NET ASSETS                                            $ 52,246,124
                                                            ============

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                              $    700,257

EXPENSES:
   Mortality and expense risk fees                               446,654
                                                            ------------
      NET INVESTMENT INCOME                                      253,603
                                                            ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments                           (3,353,893)
   Capital gain distributions from mutual funds                  111,950
   Net unrealized depreciation of investments                 (9,223,708)
                                                            ------------
      NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS        (12,465,651)
                                                            ------------

      DECREASE IN NET ASSETS RESULTING FROM OPERATIONS      $(12,212,048)
                                                            ============

STATEMENT OF CHANGES IN NET ASSETS                                              For the Years Ended December 31,
                                                                                --------------------------------
                                                                                      2002           2001
                                                                                  ------------   ------------
OPERATIONS:
   Net investment income                                                          $    253,603   $  3,758,760
   Net realized loss on investments                                                 (3,353,893)    (1,850,667)
   Capital gain distributions from mutual funds                                        111,950             --
   Net unrealized depreciation of investments                                       (9,223,708)    (7,688,800)
                                                                                  ------------   ------------
      Increase (decrease) in net assets resulting from operations                  (12,212,048)    (5,780,707)
                                                                                  ------------   ------------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option       19,256,211     28,533,478
   Administrative charges                                                               (2,028)        (1,476)
   Cost of insurance                                                                (9,076,759)    (7,371,016)
   Policy loans                                                                     (1,376,185)    (5,982,427)
   Death benefit                                                                       (36,633)      (117,909)
   Contract withdrawals                                                             (3,042,382)    (2,932,876)
                                                                                  ------------   ------------
      Increase (decrease) in net assets resulting from principal transactions        5,722,224     12,127,774
                                                                                  ------------   ------------
   TOTAL (DECREASE) INCREASE IN NET ASSETS                                        $ (6,489,824)  $  6,347,067

NET ASSETS:
   Beginning of period                                                              58,735,948     52,388,881
                                                                                  ------------   ------------
   End of period                                                                  $ 52,246,124   $ 58,735,948
                                                                                  ============   ============

See accompanying notes.

                                     VA II-3

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                              Sub-accounts
                                                                   -----------------------------------------------------------------
                                                                        AIM                     AllianceBernstein
                                                                      Capital         AIM          Real Estate     AllianceBernstein
                                                                   Appreciation  International      Investment       Utility Income
                                                                       Fund       Growth Fund       Portfolio          Portfolio
                                                                   ------------  -------------  -----------------  -----------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                $ 453,591      $ 580,021        $ 241,237          $ 127,896
   Due from (to) AIG Life Insurance Company                                --            205              155                661
                                                                    ---------      ---------        ---------          ---------

      NET ASSETS                                                    $ 453,591      $ 580,226        $ 241,392          $ 128,557
                                                                    =========      =========        =========          =========

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                      $      --      $   3,797        $   5,106          $   2,439

EXPENSES:
   Mortality and expense risk fees                                      4,391          5,793            1,532                995
                                                                    ---------      ---------        ---------          ---------
      NET INVESTMENT INCOME (LOSS)                                     (4,391)        (1,996)           3,574              1,444
                                                                    ---------      ---------        ---------          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                            (56,049)      (168,567)             952             (4,474)
   Capital gain distributions from mutual funds                            --             --               --                 --
   Net unrealized appreciation (depreciation) of investments          (94,899)        48,713           (2,932)           (29,396)
                                                                    ---------      ---------        ---------          ---------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS         (150,948)      (119,854)          (1,980)           (33,870)
                                                                    ---------      ---------        ---------          ---------

      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $(155,339)     $(121,850)       $   1,594          $ (32,426)
                                                                    =========      =========        =========          =========

See accompanying notes.

                                     VA II-4

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                          Sub-accounts
                                                                   ----------------------------------------------------------
                                                                     Alliance                    Alliance
                                                                   Conservative    Alliance   Global Dollar
                                                                     Investors   Global Bond    Government       Alliance
                                                                     Portfolio    Portfolio     Portfolio    Growth Portfolio
                                                                   ------------  -----------  -------------  ----------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                    $--        $35,606         $258         $2,210,808
   Due from (to) AIG Life Insurance Company                              --            802          (11)               678
                                                                        ---        -------         ----         ----------

      NET ASSETS                                                        $--        $36,408         $247         $2,211,486
                                                                        ===        =======         ====         ==========

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                          $--        $   247         $ 18         $   16,863

EXPENSES:
   Mortality and expense risk fees                                       --            178            3             23,134
                                                                        ---        -------         ----         ----------
      NET INVESTMENT INCOME (LOSS)                                       --             69           15             (6,271)
                                                                        ---        -------         ----         ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                               --            206                        (270,407)
   Capital gain distributions from mutual funds                          --             --           --             86,664
   Net unrealized appreciation (depreciation) of investments             --          3,441           18           (604,739)
                                                                        ---        -------         ----         ----------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             --          3,647           18           (788,482)
                                                                        ---        -------         ----         ----------

      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $--        $ 3,716         $ 33         $ (794,753)
                                                                        ===        =======         ====         ==========

See accompanying notes.

                                     VA II-5

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                           Sub-accounts
                                                                    ----------------------------------------------------------
                                                                                       Alliance
                                                                        Alliance        Growth       Alliance       Alliance
                                                                    Growth & Income   Investors   International   Money Market
                                                                       Portfolio      Portfolio     Portfolio       Portfolio
                                                                    ---------------   ---------   -------------   ------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                   $2,541,574        $--           $--          $422,404
   Due from (to) AIG Life Insurance Company                                (2,433)        --            --              (413)
                                                                       ----------        ---           ---          --------

      NET ASSETS                                                       $2,539,141        $--           $--          $421,991
                                                                       ==========        ===           ===          ========

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                         $    1,037        $--           $--          $  6,158

EXPENSES:
   Mortality and expense risk fees                                         25,494         --            --             4,997
                                                                       ----------        ---           ---          --------
      NET INVESTMENT INCOME (LOSS)                                        (24,457)        --            --             1,161
                                                                       ----------        ---           ---          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                               (104,199)        --            --                --
   Capital gain distributions from mutual funds                             4,555         --            --                --
   Net unrealized appreciation (depreciation) of investments             (717,902)        --            --                --
                                                                       ----------        ---           ---          --------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             (817,546)        --            --                --
                                                                       ----------        ---           ---          --------

      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $ (842,003)       $--           $--          $  1,161
                                                                       ==========        ===           ===          ========

See accompanying notes.

                                     VA II-6

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                         Sub-accounts
                                                                    ------------------------------------------------------
                                                                       Alliance       Alliance    Alliance      Alliance
                                                                    Premier Growth     Quasar    Technology   Total Return
                                                                       Portfolio     Portfolio    Portfolio     Portfolio
                                                                    --------------   ---------   ----------   ------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                  $ 787,714      $ 295,381   $1,223,324     $285,600
   Due from (to) AIG Life Insurance Company                               1,734             22          921       (1,061)
                                                                      ---------      ---------   ----------     --------

      NET ASSETS                                                      $ 789,448      $ 295,403   $1,224,245     $284,539
                                                                      =========      =========   ==========     ========

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                        $      --      $      --   $       --     $  7,901

EXPENSES:
   Mortality and expense risk fees                                        7,016          3,208       13,873        2,653
                                                                      ---------      ---------   ----------     --------
      NET INVESTMENT INCOME (LOSS)                                       (7,016)        (3,208)     (13,873)       5,248
                                                                      ---------      ---------   ----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                             (108,729)        (6,914)    (268,726)      (2,198)
   Capital gain distributions from mutual funds                              --             --           --        1,375
   Net unrealized appreciation (depreciation) of investments           (206,071)      (130,042)    (571,170)     (40,964)
                                                                      ---------      ---------   ----------     --------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS           (314,800)      (136,956)    (839,896)     (41,787)
                                                                      ---------      ---------   ----------     --------

      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $(321,816)     $(140,164)  $ (853,769)    $(36,539)
                                                                      =========      =========   ==========     ========

See accompanying notes.

                                     VA II-7

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                               Sub-accounts
                                                                    ----------------------------------------------------------------
                                                                        Alliance         American
                                                                          U.S.          Century VP      American
                                                                     Government/High      Capital      Century VP   American Century
                                                                    Grade Securities   Appreciation     Income &    VP International
                                                                        Portfolio          Fund       Growth Fund         Fund
                                                                    ----------------   ------------   -----------   ----------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                      $894           $ 51,168      $108,842         $39,680
   Due from (to) AIG Life Insurance Company                                (64)              (153)          164           2,484
                                                                          ----           --------      --------         -------

      NET ASSETS                                                          $830           $ 51,015      $109,006         $42,164
                                                                          ====           ========      ========         =======

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                            $ 26           $     --      $  1,049         $    93

EXPENSES:
   Mortality and expense risk fees                                           9                231           987          (2,343)
                                                                          ----           --------      --------         -------
      NET INVESTMENT INCOME (LOSS)                                          17               (231)           62           2,436
                                                                          ----           --------      --------         -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                                  --                (79)         (765)         (6,899)
   Capital gain distributions from mutual funds                             --                 --            --              --
   Net unrealized appreciation (depreciation) of investments                39            (10,802)      (22,208)           (148)
                                                                          ----           --------      --------         -------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                39            (10,881)      (22,973)         (7,047)
                                                                          ----           --------      --------         -------

      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $ 56           $(11,112)     $(22,911)        $(4,611)
                                                                          ====           ========      ========         =======

See accompanying notes.

                                     VA II-8

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                         Sub-accounts
                                                                   -------------------------------------------------------
                                                                      Anchor        Anchor                        Anchor
                                                                      Capital    Government &                     Natural
                                                                   Appreciation  Quality Bond       Anchor       Resources
                                                                     Portfolio    Portfolio    Growth Portfolio  Portfolio
                                                                   ------------  ------------  ----------------  ---------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                $2,033,025     $870,050       $1,093,821     $277,837
   Due from (to) AIG Life Insurance Company                                 --         (544)              --          286
                                                                    ----------     --------       ----------     --------

      NET ASSETS                                                    $2,033,025     $869,506       $1,093,821     $278,123
                                                                    ==========     ========       ==========     ========

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                      $       --     $ 23,835       $    5,105     $  4,502

EXPENSES:
   Mortality and expense risk fees                                      15,822        5,126            9,323        1,865
                                                                    ----------     --------       ----------     --------
      NET INVESTMENT INCOME (LOSS)                                     (15,822)      18,709           (4,218)       2,637
                                                                    ----------     --------       ----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                            (161,903)       2,996         (142,086)         836
   Capital gain distributions from mutual funds                             --           --               --       11,400
   Net unrealized appreciation (depreciation) of investments          (384,977)      32,450         (201,877)      (3,603)
                                                                    ----------     --------       ----------     --------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          (546,880)      35,446         (343,963)       8,633
                                                                    ----------     --------       ----------     --------

      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $ (562,702)    $ 54,155       $ (348,181)    $ 11,270
                                                                    ==========     ========       ==========     ========

See accompanying notes.

                                     VA II-9

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                          Sub-accounts
                                                                   -------------------------------------------------------
                                                                       Dreyfus        Dreyfus      Fidelity      Fidelity
                                                                    Small Company   Stock Index  Asset Manager  Contrafund
                                                                   Stock Portfolio   Portfolio     Portfolio     Portfolio
                                                                   ---------------  -----------  -------------  ----------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                  $ 710,756     $ 4,913,592   $1,409,998    $1,243,990
   Due from (to) AIG Life Insurance Company                                 448             (32)          --         2,134
                                                                      ---------     -----------   ----------    ----------

      NET ASSETS                                                      $ 711,204     $ 4,913,560   $1,409,998    $1,246,124
                                                                      =========     ===========   ==========    ==========

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                        $   1,851     $    72,690   $   47,981    $    9,143

EXPENSES:
   Mortality and expense risk fees                                        6,680          44,856       11,636         8,493
                                                                      ---------     -----------   ----------    ----------
      NET INVESTMENT INCOME (LOSS)                                       (4,829)         27,834       36,345           650
                                                                      ---------     -----------   ----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                              (27,536)       (292,635)     (68,141)      (63,297)
   Capital gain distributions from mutual funds                              --              --           --            --
   Net unrealized appreciation (depreciation) of investments           (155,913)     (1,128,605)     (90,085)      (68,584)
                                                                      ---------     -----------   ----------    ----------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS           (183,449)     (1,421,240)    (158,226)     (131,881)
                                                                      ---------     -----------   ----------    ----------

      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $(188,278)    $(1,393,406)  $ (121,881)   $ (131,231)
                                                                      =========     ===========   ==========    ==========

See accompanying notes.

                                    VA II-10

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                     Sub-accounts
                                                                   -----------------------------------------------------
                                                                     Fidelity    Fidelity    Fidelity       Fidelity
                                                                      Growth    High Income  Index 500  Investment Grade
                                                                    Portfolio    Portfolio   Portfolio   Bond Portfolio
                                                                   -----------  -----------  ---------  ----------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                               $ 3,244,048   $376,992     $36,516       $998,510
   Due from (to) AIG Life Insurance Company                                 --        548        (216)           414
                                                                   -----------   --------     -------       --------

      NET ASSETS                                                   $ 3,244,048   $377,540     $36,300       $998,924
                                                                   ===========   ========     =======       ========

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                     $     9,757   $ 36,132     $   118       $ 25,988

EXPENSES:
   Mortality and expense risk fees                                      34,673      2,974         250          7,193
                                                                   -----------   --------     -------       --------
      NET INVESTMENT INCOME (LOSS)                                     (24,916)    33,158        (132)        18,795
                                                                   -----------   --------     -------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                            (338,315)   (23,488)     (5,968)        12,306
   Capital gain distributions from mutual funds                             --         --          --             --
   Net unrealized appreciation (depreciation) of investments        (1,087,802)    (3,085)       (402)        48,626
                                                                   -----------   --------     -------       --------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS        (1,426,117)   (26,573)     (6,370)        60,932
                                                                   -----------   --------     -------       --------

      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $(1,451,033)  $  6,585     $(6,502)      $ 79,727
                                                                   ===========   ========     =======       ========

See accompanying notes.

                                    VA II-11

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                          Sub-accounts
                                                                   ---------------------------------------------------------
                                                                                                Franklin
                                                                                               Templeton
                                                                     Fidelity     Fidelity    Global Asset
                                                                   Money Market   Overseas  Allocation Fund-     JPMorgan
                                                                     Portfolio   Portfolio       class 1      Bond Portfolio
                                                                   ------------  ---------  ----------------  --------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                $3,188,424    $348,141      $110,127         $126,654
   Due from (to) AIG Life Insurance Company                                 (1)        112          (128)             280
                                                                    ----------    --------      --------         --------

      NET ASSETS                                                    $3,188,423    $348,253      $109,999         $126,934
                                                                    ==========    ========      ========         ========

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                      $   66,082    $  3,266      $  1,318         $    745

EXPENSES:
   Mortality and expense risk fees                                      31,295       3,648           637              796
                                                                    ----------    --------      --------         --------
      NET INVESTMENT INCOME (LOSS)                                      34,787        (382)          681              (51)
                                                                    ----------    --------      --------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                                 (11)    (43,971)          132             (899)
   Capital gain distributions from mutual funds                             --          --            --               --
   Net unrealized appreciation (depreciation) of investments                --     (53,527)       (5,279)           9,173
                                                                    ----------    --------      --------         --------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS               (11)    (97,498)       (5,147)           8,274
                                                                    ----------    --------      --------         --------

      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $   34,776    $(97,880)     $ (4,466)        $  8,223
                                                                    ==========    ========      ========         ========

See accompanying notes.

                                    VA II-12

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                             Sub-accounts
                                                                   -----------------------------------------------------------
                                                                       JPMorgan      UIF Core Plus                   UIF Money
                                                                   U.S. Disciplined   Fixed Income    UIF Mid Cap      Market
                                                                   Equity Portfolio    Portfolio    Value Portfolio  Portfolio
                                                                   ----------------  -------------  ---------------  ---------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                   $ 39,908         $74,018        $103,951       $73,193
   Due from (to) AIG Life Insurance Company                                 696          (1,774)            (56)          (51)
                                                                       --------         -------        --------       -------

      NET ASSETS                                                       $ 40,604         $72,244        $103,895       $73,142
                                                                       ========         =======        ========       =======

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                         $     17         $ 2,837        $     --       $   221

EXPENSES:
   Mortality and expense risk fees                                          329           1,853              91           195
                                                                       --------         -------        --------       -------
      NET INVESTMENT INCOME (LOSS)                                         (312)            984             (91)           26
                                                                       --------         -------        --------       -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                                 (706)           (185)        (21,966)           --
   Capital gain distributions from mutual funds                              --             277              --            --
   Net unrealized appreciation (depreciation) of investments            (10,175)            684          (2,203)           --
                                                                       --------         -------        --------       -------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS            (10,881)            776         (24,169)           --
                                                                       --------         -------        --------       -------

      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $(11,193)        $ 1,760        $(24,260)      $    26
                                                                       ========         =======        ========       =======

See accompanying notes.

                                    VA II-13

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                              Sub-accounts
                                                                   ----------------------------------------------------------------
                                                                       Neuberger      Neuberger                       Oppenheimer
                                                                      Berman AMT     Berman AMT     Oppenheimer       Main Street
                                                                   Limited Maturity   Partners   Global Securities  Growth & Income
                                                                    Bond Portfolio    Portfolio       Fund/VA           Fund/VA
                                                                   ----------------  ----------  -----------------  ---------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                   $45,136        $328,904       $204,911          $383,505
   Due from (to) AIG Life Insurance Company                                834             440            321                --
                                                                       -------        --------       --------          --------

      NET ASSETS                                                       $45,970        $329,344       $205,232          $383,505
                                                                       =======        ========       ========          ========

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                         $ 1,710        $    393       $    693          $  2,586

EXPENSES:
   Mortality and expense risk fees                                         278           1,668          1,269             2,681
                                                                       -------        --------       --------          --------
      NET INVESTMENT INCOME (LOSS)                                       1,432          (1,275)          (576)              (95)
                                                                       -------        --------       --------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                                (218)         (2,096)        (1,697)           (6,474)
   Capital gain distributions from mutual funds                             --              --             --                --
   Net unrealized appreciation (depreciation) of investments               513         (43,100)       (42,672)          (74,227)
                                                                       -------        --------       --------          --------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS               295         (45,196)       (44,369)          (80,701)
                                                                       -------        --------       --------          --------

      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $ 1,727        $(46,471)      $(44,945)         $(80,796)
                                                                       =======        ========       ========          ========

See accompanying notes.

                                    VA II-14

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                              Sub-accounts
                                                                   ----------------------------------------------------------------
                                                                                                                         SunAmerica
                                                                      SunAmerica        SunAmerica       SunAmerica      Blue Chip
                                                                      Aggressive     Alliance Growth  Asset Allocation     Growth
                                                                   Growth PortFolio      Portfolio        Portfolio      Portfolio
                                                                   ----------------  ---------------  ----------------  -----------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                  $1,175,280       $ 2,449,370        $243,535       $ 49,921
   Due from (to) AIG Life Insurance Company                                   --               111              30             52
                                                                      ----------       -----------        --------       --------

      NET ASSETS                                                      $1,175,280       $ 2,449,481        $243,565       $ 49,973
                                                                      ==========       ===========        ========       ========

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                        $    4,005       $     7,936        $  8,467       $     --

EXPENSES:
   Mortality and expense risk fees                                         9,387            22,152           1,535            315
                                                                      ----------       -----------        --------       --------
      NET INVESTMENT INCOME (LOSS)                                        (5,382)          (14,216)          6,932           (315)
                                                                      ----------       -----------        --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                              (140,627)         (331,256)         (5,254)        (5,012)
   Capital gain distributions from mutual funds                               --                --              --             --
   Net unrealized appreciation (depreciation) of investments            (691,940)         (808,988)        (18,208)       (12,295)
                                                                      ----------       -----------        --------       --------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS            (832,567)       (1,140,244)        (23,462)       (17,307)
                                                                      ----------       -----------        --------       --------
      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $ (837,949)      $(1,154,460)       $(16,530)      $(17,622)
                                                                      ==========       ===========        ========       ========

See accompanying notes.

                                    VA II-15

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                     Sub-accounts
                                                                   --------------------------------------------------
                                                                   SunAmerica  SunAmerica    SunAmerica    SunAmerica
                                                                      Cash      Corporate      Davis       "Dogs" of
                                                                   Management     Bond     Venture Value  Wall Street
                                                                    Portfolio   Portfolio    Portfolio     Portfolio
                                                                   ----------  ----------  -------------  -----------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                               $4,679,325   $287,420     $1,847,103     $170,943
   Due from (to) AIG Life Insurance Company                             2,735       (595)            --          (15)
                                                                   ----------   --------     ----------     --------
      NET ASSETS                                                   $4,682,060   $286,825     $1,847,103     $170,928
                                                                   ==========   ========     ==========     ========

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                     $  158,221   $ 17,578     $   12,337     $  3,075

EXPENSES:
   Mortality and expense risk fees                                     34,673      1,956         14,322        1,157
                                                                   ----------   --------     ----------     --------
      NET INVESTMENT INCOME (LOSS)                                    123,548     15,622         (1,985)       1,918
                                                                   ----------   --------     ----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                            (65,127)      (886)       (77,520)         321
   Capital gain distributions from mutual funds                            --         --             --           --
   Net unrealized appreciation (depreciation) of investments         (103,282)     1,581       (300,584)      90,327
                                                                   ----------   --------     ----------     --------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS         (168,409)       695       (378,104)      90,648
                                                                   ----------   --------     ----------     --------
      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $  (44,861)  $ 16,317     $ (380,089)    $ 92,566
                                                                   ==========   ========     ==========     ========

See accompanying notes.

                                    VA II-16

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                      Sub-accounts
                                                                   ----------------------------------------------
                                                                   SunAmerica  SunAmerica  SunAmerica  SunAmerica
                                                                    Emerging    Federated    Global      Global
                                                                     Markets      Value       Bond       Equities
                                                                    Portfolio   Portfolio   Portfolio   Portfolio
                                                                   ----------  ----------  ----------  ----------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                $ 473,759   $314,866    $554,886   $ 388,852
   Due from (to) AIG Life Insurance Company                                --        (13)        (43)       (212)
                                                                    ---------   --------    --------   ---------

      NET ASSETS                                                    $ 473,759   $314,853    $554,843   $ 388,640
                                                                    =========   ========    ========   =========

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                      $   1,391   $  3,654    $  9,639   $      --

EXPENSES:
   Mortality and expense risk fees                                      3,931      2,577       2,984       3,132
                                                                    ---------   --------    --------   ---------
      NET INVESTMENT INCOME (LOSS)                                     (2,540)     1,077       6,655      (3,132)
                                                                    ---------   --------    --------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                             (3,791)   (11,777)     (5,923)    (27,560)
   Capital gain distributions from mutual funds                            --         --       2,623          --
   Net unrealized appreciation (depreciation) of investments          (50,697)   (67,169)     20,332    (107,067)
                                                                    ---------   --------    --------   ---------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          (54,488)   (78,946)     17,032    (134,627)
                                                                    ---------   --------    --------   ---------
      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $ (57,028)  $(77,869)   $ 23,687   $(137,759)
                                                                    =========   ========    ========   =========

See accompanying notes.

                                    VA II-17

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                           Sub-accounts
                                                                   -----------------------------------------------------------
                                                                     SunAmerica                   SunAmerica
                                                                   Goldman Sachs    SunAmerica      Growth       SunAmerica
                                                                      Research    Growth-Income  Opportunties  High-Yield Bond
                                                                     Portfolio      Portfolio     Portfolio       Portfolio
                                                                   -------------  -------------  ------------  ---------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                  $15,755       $1,705,339     $ 34,633       $122,920
   Due from (to) AIG Life Insurance Company                                37             (593)          10             (7)
                                                                      -------       ----------     --------       --------

      NET ASSETS                                                      $15,792       $1,704,746     $ 34,643       $122,913
                                                                      =======       ==========     ========       ========

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                        $    --       $   17,038     $     --       $ 18,123

EXPENSES:
   Mortality and expense risk fees                                        166           14,011           82            909
                                                                      -------       ----------     --------       --------
      NET INVESTMENT INCOME (LOSS)                                       (166)           3,027          (82)        17,214
                                                                      -------       ----------     --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                             (1,598)        (127,152)      (5,375)        (5,646)
   Capital gain distributions from mutual funds                            --               --           --             --
   Net unrealized appreciation (depreciation) of investments           90,242         (361,888)      (9,422)       (35,387)
                                                                      -------       ----------     --------       --------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS           88,644         (489,040)     (14,797)       (41,033)
                                                                      -------       ----------     --------       --------

      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $88,478       $ (486,013)    $(14,879)      $(23,819)
                                                                      =======       ==========     ========       ========

See accompanying notes.

                                    VA II-18

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                           Sub-accounts
                                                                   --------------------------------------------------------
                                                                    SunAmerica      SunAmerica
                                                                   International  International  SunAmerica    SunAmerica
                                                                    Diversified    Growth and      Marsico   MFS Growth and
                                                                     Equities        Income        Growth        Income
                                                                     Portfolio      Portfolio     Portfolio    Portfolio
                                                                   -------------  -------------  ----------  --------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                 $ 329,918      $ 468,003      $351,326     $ 466,792
   Due from (to) AIG Life Insurance Company                                 (7)          (131)           --            (3)
                                                                     ---------      ---------      --------     ---------

      NET ASSETS                                                     $ 329,911      $ 467,872      $351,326     $ 466,789
                                                                     =========      =========      ========     =========
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                       $      --      $   2,925      $     42     $   4,311

EXPENSES:
   Mortality and expense risk fees                                       2,581          3,893         2,321         3,848
                                                                     ---------      ---------      --------     ---------
      NET INVESTMENT INCOME (LOSS)                                      (2,581)          (968)       (2,279)          463
                                                                     ---------      ---------      --------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

   Net realized gain (loss) on investments                             (21,908)       (24,614)        1,220       (24,416)
   Capital gain distributions from mutual funds                             --             --            --            --
   Net unrealized appreciation (depreciation) of investments           (93,059)      (196,978)      (44,888)     (102,993)
                                                                     ---------      ---------      --------     ---------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          (114,967)      (221,592)      (43,668)     (127,409)
                                                                     ---------      ---------      --------     ---------

      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $(117,548)     $(222,560)     $(45,947)    $(126,946)
                                                                     =========      =========      ========     =========

See accompanying notes.

                                    VA II-19

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                       Sub-accounts
                                                                   ---------------------------------------------------
                                                                    SunAmerica  SunAmerica
                                                                   MFS Mid-Cap   MFS Total   SunAmerica    SunAmerica
                                                                      Growth      Return    Putnam Growth  Real Estate
                                                                    Portfolio    Portfolio    Portfolio     Portfolio
                                                                   -----------  ----------  -------------  -----------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                $1,242,567   $752,119     $ 801,915     $297,554
   Due from (to) AIG Life Insurance Company                                 --        (71)         (149)           9
                                                                    ----------   --------     ---------     --------

      NET ASSETS                                                    $1,242,567   $752,048     $ 801,766     $297,563
                                                                    ==========   ========     =========     ========
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                      $       --   $ 19,511     $   1,598     $  6,683

EXPENSES:
   Mortality and expense risk fees                                      10,204      5,590         6,567        1,758
                                                                    ----------   --------     ---------     --------
      NET INVESTMENT INCOME (LOSS)                                     (10,204)    13,921        (4,969)       4,925
                                                                    ----------   --------     ---------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

   Net realized gain (loss) on investments                            (178,669)    (8,769)      (53,298)       1,481
   Capital gain distributions from mutual funds                             --      5,056            --           --
   Net unrealized appreciation (depreciation) of investments          (753,771)   (54,965)     (284,380)       2,289
                                                                    ----------   --------     ---------     --------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          (932,440)   (58,678)     (337,678)       3,770
                                                                    ----------   --------     ---------     --------
      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $ (942,644)  $(44,757)    $(342,647)    $  8,695
                                                                    ==========   ========     =========     ========

See accompanying notes.

                                    VA II-20

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                           Sub-accounts
                                                                   ---------------------------------------------------------
                                                                   SunAmerica
                                                                   SunAmerica  SunAmerica    SunAmerica       SunAmerica
                                                                    Balanced   Technology  Telecom Utility   Worldwide High
                                                                    Portfolio   Portfolio     Portfolio     Income Portfolio
                                                                   ----------  ----------  ---------------  ----------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                               $1,025,833   $ 33,372      $ 73,973          $ 44,391
   Due from (to) AIG Life Insurance Company                               613        144            44               384
                                                                   ----------   --------      --------          --------

      NET ASSETS                                                   $1,026,446   $ 33,516      $ 74,017          $ 44,775
                                                                   ==========   ========      ========          ========

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                     $   27,396   $     --      $  7,950          $  5,975

EXPENSES:
   Mortality and expense risk fees                                      7,601        490           685               301
                                                                   ----------   --------      --------          --------
      NET INVESTMENT INCOME (LOSS)                                     19,795       (490)        7,265             5,674
                                                                   ----------   --------      --------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                            (38,096)    (4,712)       (3,305)             (164)
   Capital gain distributions from mutual funds                            --         --            --                --
   Net unrealized appreciation (depreciation) of investments          372,705    (16,671)      (26,483)          (12,395)
                                                                   ----------   --------      --------          --------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          334,609    (21,383)      (29,788)          (12,559)
                                                                   ----------   --------      --------          --------

      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $  354,404   $(21,873)     $(22,523)         $ (6,885)
                                                                   ==========   ========      ========          ========

See accompanying notes.

                                    VA II-21

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                           Sub-accounts
                                                                   ---------------------------
                                                                     Van Eck
                                                                    Worldwide      Van Eck
                                                                    Emerging    Worldwide Hard
                                                                   Markets Fund  Assets Fund
                                                                   ------------ --------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                $136,554       $ 55,554
   Due from (to) AIG Life Insurance Company                              603              6
                                                                    --------       --------

      NET ASSETS                                                    $137,157       $ 55,560
                                                                    ========       ========

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                      $    235       $    463

EXPENSES:
   Mortality and expense risk fees                                     1,180            564
                                                                    --------       --------
      NET INVESTMENT INCOME (LOSS)                                      (945)          (101)
                                                                    --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                            (2,432)           142
   Capital gain distributions from mutual funds                           --             --
   Net unrealized appreciation (depreciation) of investments          (1,658)        (2,284)
                                                                    --------       --------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          (4,090)        (2,142)
                                                                    --------       --------

      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $ (5,035)      $ (2,243)
                                                                    ========       ========

See accompanying notes.

                                    VA II-22

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                   Sub-accounts
                                                                               ---------------------------------------------------
                                                                                                             Alliance-   Alliance-
                                                                                   AIM                       Bernstein   Bernstein
                                                                                  Capital         AIM       Real Estate   Utility
                                                                               Appreciation  International  Investment    Income
                                                                                   Fund       Growth Fund    Portfolio   Portfolio
                                                                               ------------  -------------  -----------  ---------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                 $  (4,391)     $  (1,996)    $  3,574    $  1,444
   Net realized gain (loss) on investments                                        (56,049)      (168,567)         952      (4,474)
   Capital gain distributions from mutual funds                                        --             --           --          --
   Net unrealized appreciation (depreciation) of investments                      (94,899)        48,713       (2,932)    (29,396)
                                                                                ---------      ---------     --------    --------
      Increase (decrease) in net assets resulting from operations                (155,339)      (121,850)       1,594     (32,426)
                                                                                ---------      ---------     --------    --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option     136,433        165,564      122,865      60,678
   Administrative charges                                                              --             --           --          --
   Cost of insurance                                                              (66,257)       (87,449)     (27,274)    (19,129)
   Policy loans                                                                    (8,521)      (151,284)        (622)     (1,289)
   Death benefit                                                                       --             --           --          --
   Contract withdrawals                                                           (36,941)       (50,472)      (4,376)     (1,538)
                                                                                ---------      ---------     --------    --------
      Increase (decrease) in net assets resulting from principal transactions      24,714       (123,641)      90,593      38,722
                                                                                ---------      ---------     --------    --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (130,625)      (245,491)      92,187       6,296

NET ASSETS:
   Beginning of period                                                            584,216        825,717      149,205     122,261
                                                                                ---------      ---------     --------    --------
   End of period                                                                $ 453,591      $ 580,226     $241,392    $128,557
                                                                                =========      =========     ========    ========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                 $  41,376      $  17,416     $    545    $    526
   Net realized gain (loss) on investments                                          9,395        (18,028)         298      (4,301)
   Net unrealized appreciation (depreciation) of investments                     (188,604)      (231,819)       6,750     (10,047)
                                                                                ---------      ---------     --------    --------
      Increase (decrease) in net assets resulting from operations                (137,833)      (232,431)       7,593     (13,822)
                                                                                ---------      ---------     --------    --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option     219,243        269,127      147,993     144,775
   Administrative charges                                                              --             --           --          --
   Cost of insurance                                                              (51,763)       (72,294)      (6,381)     (7,580)
   Policy loans                                                                    (7,682)       (10,956)          --      (2,246)
   Death benefit                                                                   (3,408)            --           --          --
   Contract withdrawals                                                           (10,427)       (42,066)          --          --
                                                                                ---------      ---------     --------    --------
      Increase (decrease) in net assets resulting from principal transactions     145,963        143,811      141,612     134,949
                                                                                ---------      ---------     --------    --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                          8,130        (88,620)     149,205     121,127

NET ASSETS:
   Beginning of period                                                            576,086        914,337           --       1,134
                                                                                ---------      ---------     --------    --------
   End of period                                                                $ 584,216      $ 825,717     $149,205    $122,261
                                                                                =========      =========     ========    ========

See accompanying notes.

                                    VA II-23

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                Sub-accounts
                                                                               ---------------------------------------------------
                                                                                 Alliance                  Alliance
                                                                               Conservative   Alliance   Global Dollar   Alliance
                                                                                 Investors   Global Bond  Government      Growth
                                                                                 Portfolio    Portfolio    Portfolio     Portfolio
                                                                               ------------  ----------- -------------  -----------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                  $     --      $    69       $ 15      $    (6,271)
   Net realized gain (loss) on investments                                             --          206         --         (270,407)
   Capital gain distributions from mutual funds                                        --           --         --           86,664
   Net unrealized appreciation (depreciation) of investments                           --        3,441         18         (604,739)
                                                                                 --------      -------       ----      -----------
      Increase (decrease) in net assets resulting from operations                      --        3,716         33         (794,753)
                                                                                 --------      -------       ----      -----------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option          --       15,513         --          317,963
   Administrative charges                                                              --           --         --               --
   Cost of insurance                                                                   --       (3,078)       (15)        (233,259)
   Policy loans                                                                        --           86         --          (93,732)
   Death benefit                                                                       --           --         --               --
   Contract withdrawals                                                                --           --         --         (126,930)
                                                                                 --------      -------       ----      -----------
      Increase (decrease) in net assets resulting from operations                      --       12,521        (15)        (135,958)
                                                                                 --------      -------       ----      -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                             --       16,237         18         (930,711)

NET ASSETS:
   Beginning of period                                                                 --       20,171        229        3,142,197
                                                                                 --------      -------       ----      -----------
   End of period                                                                 $     --      $36,408       $247      $ 2,211,486
                                                                                 ========      =======       ====      ===========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                  $  7,412      $  (172)      $ 20      $   478,534
   Net realized gain (loss) on investments                                        (10,381)        (101)         1          (39,168)
   Net unrealized appreciation (depreciation) of investments                        2,687            6         (4)      (1,415,301)
                                                                                 --------      -------       ----      -----------
      Increase (decrease) in net assets resulting from operations                    (282)        (267)        17         (975,935)
                                                                                 --------      -------       ----      -----------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option     (39,229)       4,747          3          610,247
   Administrative charges                                                              --           --         --               --
   Cost of insurance                                                                 (461)      (2,590)       (16)        (253,171)
   Policy loans                                                                        (7)        (507)        --          (63,188)
   Death benefit                                                                       --           --         --               --
   Contract withdrawals                                                                --           --         --         (135,211)
                                                                                 --------      -------       ----      -----------
      Increase (decrease) in net assets resulting from principal transactions     (39,697)       1,650        (13)         158,677
                                                                                 --------      -------       ----      -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (39,979)       1,383          4         (817,258)

NET ASSETS:
   Beginning of period                                                             39,979       18,788        225        3,959,455
                                                                                 --------      -------       ----      -----------
   End of period                                                                 $     --      $20,171       $229      $ 3,142,197
                                                                                 ========      =======       ====      ===========

See accompanying notes.

                                    VA II-24

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                 Sub-accounts
                                                                               -------------------------------------------------
                                                                                Alliance   Alliance                   Alliance
                                                                                Growth &    Growth       Alliance       Money
                                                                                 Income    Investors  International    Market
                                                                                Portfolio  Portfolio    Portfolio     Portfolio
                                                                               ----------  ---------  -------------  -----------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                $  (24,457) $      --    $      --    $     1,161
   Net realized gain (loss) on investments                                       (104,199)        --           --             --
   Capital gain distributions from mutual funds                                     4,555         --           --             --
   Net unrealized appreciation (depreciation) of investments                     (717,902)        --           --             --
                                                                               ----------  ---------    ---------    -----------
      Increase (decrease) in net assets resulting from operations                (842,003)        --           --          1,161
                                                                               ----------  ---------    ---------    -----------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option     723,777         --           --         15,897
   Administrative charges                                                            (468)        --           --             --
   Cost of insurance                                                             (255,081)        --           --        (39,439)
   Policy loans                                                                   (45,796)        --           --       (104,775)
   Death benefit                                                                  (10,864)        --           --             --
   Contract withdrawals                                                          (101,336)        --           --        (88,795)
                                                                               ----------  ---------    ---------    -----------
      Increase (decrease) in net assets resulting from operations                 310,232         --           --       (217,112)
                                                                               ----------  ---------    ---------    -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (531,771)        --           --       (215,951)

NET ASSETS:
   Beginning of period                                                          3,070,912         --           --        637,942
                                                                               ----------  ---------    ---------    -----------
   End of period                                                               $2,539,141  $      --    $      --    $   421,991
                                                                               ==========  =========    =========    ===========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                $  125,718  $  68,119    $  (1,639)   $    30,762
   Net realized gain (loss) on investments                                         49,511   (117,105)     145,909             --
   Net unrealized appreciation (depreciation) of investments                     (198,628)    43,517           --             --
                                                                               ----------  ---------    ---------    -----------
      Increase (decrease) in net assets resulting from operations                 (23,399)    (5,469)     144,270         30,762
                                                                               ----------  ---------    ---------    -----------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option     700,548   (235,401)    (141,380)       872,567
   Administrative charges                                                            (432)        --           --             --
   Cost of insurance                                                             (249,184)    (1,520)      (2,890)       (36,030)
   Policy loans                                                                  (142,338)      (271)          --     (5,096,403)
   Death benefit                                                                       --         --           --             --
   Contract withdrawals                                                          (124,643)    (1,946)          --             --
                                                                               ----------  ---------    ---------    -----------
      Increase (decrease) in net assets resulting from principal transactions     183,951   (239,138)    (144,270)    (4,259,866)
                                                                               ----------  ---------    ---------    -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        160,552   (244,607)          --     (4,229,104)

NET ASSETS:
   Beginning of period                                                          2,910,360    244,607           --      4,867,046
                                                                               ----------  ---------    ---------    -----------
   End of period                                                               $3,070,912  $      --    $      --    $   637,942
                                                                               ==========  =========    =========    ===========

See accompanying notes.

                                    VA II-25

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                              Sub-accounts
                                                                               ----------------------------------------------
                                                                               Alliance
                                                                                Premier   Alliance    Alliance     Alliance
                                                                                Growth     Quasar    Technology  Total Return
                                                                               Portfolio  Portfolio  Portfolio    Portfolio
                                                                               ---------  ---------  ----------  ------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                $  (7,016) $  (3,208) $  (13,873)   $  5,248
   Net realized gain (loss) on investments                                      (108,729)    (6,914)   (268,726)     (2,198)
   Capital gain distributions from mutual funds                                       --         --          --       1,375
   Net unrealized appreciation (depreciation) of investments                    (206,071)  (130,042)   (571,170)    (40,964)
                                                                               ---------  ---------  ----------    --------
      Increase (decrease) in net assets resulting from operations               (321,816)  (140,164)   (853,769)    (36,539)
                                                                               ---------  ---------  ----------    --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option    349,087     70,761     458,299      50,521
   Administrative charges                                                           (214)        --          --          --
   Cost of insurance                                                            (118,882)   (30,575)   (197,828)    (22,448)
   Policy loans                                                                  (75,223)   (10,524)   (124,985)     (4,197)
   Death benefit                                                                      --         --          --          --
   Contract withdrawals                                                          (18,994)   (12,300)    (55,591)     (7,797)
                                                                               ---------  ---------  ----------    --------
      Increase (decrease) in net assets resulting from operations                135,774     17,362      79,895      16,079
                                                                               ---------  ---------  ----------    --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (186,042)  (122,802)   (773,874)    (20,460)

NET ASSETS:
   Beginning of period                                                           975,490    418,205   1,998,119     304,999
                                                                               ---------  ---------  ----------    --------
   End of period                                                               $ 789,448  $ 295,403  $1,224,245    $284,539
                                                                               =========  =========  ==========    ========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                $  35,366  $   7,928  $  145,259    $ 10,921
   Net realized gain (loss) on investments                                       105,887    261,307     370,748        (353)
   Net unrealized appreciation (depreciation) of investments                    (149,339)   (56,013)   (823,095)     (9,687)
                                                                               ---------  ---------  ----------    --------
      Increase (decrease) in net assets resulting from operations                 (8,086)   213,222    (307,088)        881
                                                                               ---------  ---------  ----------    --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option    342,465   (197,883)    246,293     324,223
   Administrative charges                                                             --         --          --          --
   Cost of insurance                                                            (100,303)   (34,244)   (202,680)    (17,695)
   Policy loans                                                                  (25,293)    (8,288)    (37,603)     (1,537)
   Death benefit                                                                      --         --          --          --
   Contract withdrawals                                                          (33,254)   (20,671)   (116,243)     (9,226)
                                                                               ---------  ---------  ----------    --------
      Increase (decrease) in net assets resulting from principal transactions    183,615   (261,086)   (110,233)    295,765
                                                                               ---------  ---------  ----------    --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                       175,529    (47,864)   (417,321)    296,646

NET ASSETS:
   Beginning of period                                                           799,961    466,069   2,415,440       8,353
                                                                               ---------  ---------  ----------    --------
   End of period                                                               $ 975,490  $ 418,205  $1,998,119    $304,999
                                                                               =========  =========  ==========    ========

See accompanying notes.

                                    VA II-26

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                   Sub-accounts
                                                                               ---------------------------------------------------
                                                                                Alliance
                                                                                  U.S.        American     American
                                                                               Government     Century      Century     American
                                                                               /High Grade   VP Capital   VP Income    Century VP
                                                                                Securities  Appreciation  & Growth   International
                                                                                Portfolio       Fund        Fund         Fund
                                                                               -----------  ------------  ---------  -------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                    $ 17       $   (231)   $     62      $ 2,436
   Net realized gain (loss) on investments                                           --            (79)       (765)      (6,899)
   Capital gain distributions from mutual funds                                      --             --          --           --
   Net unrealized appreciation (depreciation) of investments                         39        (10,802)    (22,208)        (148)
                                                                                   ----       --------    --------      -------
      Increase (decrease) in net assets resulting from operations                    56        (11,112)    (22,911)      (4,611)
                                                                                   ----       --------    --------      -------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option        --         33,875      65,152       38,052
   Administrative charges                                                            --             --          --          (61)
   Cost of insurance                                                                (91)       (11,891)    (17,339)      (1,385)
   Policy loans                                                                      --           (515)     (8,161)          --
   Death benefit                                                                     --             --          --           --
   Contract withdrawals                                                              --            (83)        (40)          --
                                                                                   ----       --------    --------      -------
      Increase (decrease) in net assets resulting from operations                   (91)        21,386      39,612       36,606
                                                                                   ----       --------    --------      -------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (35)        10,274      16,701       31,995

NET ASSETS:
   Beginning of period                                                              865         40,741      92,305       10,169
                                                                                   ----       --------    --------      -------
   End of period                                                                   $830       $ 51,015    $109,006      $42,164
                                                                                   ====       ========    ========      =======

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                    $ 34       $    (82)   $   (195)     $   (14)
   Net realized gain (loss) on investments                                           (3)          (452)       (310)         (11)
   Net unrealized appreciation (depreciation) of investments                         27           (690)      3,810          148
                                                                                   ----       --------    --------      -------
      Increase (decrease) in net assets resulting from operations                    58         (1,224)      3,305          123
                                                                                   ----       --------    --------      -------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option        --         46,602      93,364       10,432
   Administrative charges                                                            --             --          --           --
   Cost of insurance                                                                (71)        (3,917)     (4,364)        (386)
   Policy loans                                                                      --           (720)         --           --
   Death benefit                                                                     --             --          --           --
   Contract withdrawals                                                              --             --          --           --
                                                                                   ----       --------    --------      -------
      Increase (decrease) in net assets resulting from principal transactions       (71)        41,965      89,000       10,046
                                                                                   ----       --------    --------      -------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (13)        40,741      92,305       10,169

NET ASSETS:
   Beginning of period                                                              878             --          --           --
                                                                                   ----       --------    --------      -------
   End of period                                                                   $865       $ 40,741    $ 92,305      $10,169
                                                                                   ====       ========    ========      =======

See accompanying notes.

                                    VA II-27

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                  Sub-accounts
                                                                               -----------------------------------------------
                                                                                               Anchor
                                                                                  Anchor     Government               Anchor
                                                                                  Capital    & Quality     Anchor     Natural
                                                                               Appreciation     Bond       Growth    Resources
                                                                                Portfolio     Portfolio   Portfolio  Portfolio
                                                                               ------------  ----------  ----------  ---------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                 $  (15,822)  $  18,709   $   (4,218) $  2,637
   Net realized gain (loss) on investments                                        (161,903)      2,996     (142,086)      836
   Capital gain distributions from mutual funds                                         --          --           --    11,400
   Net unrealized appreciation (depreciation) of investments                      (384,977)     32,450     (201,877)   (3,603)
                                                                                ----------   ---------   ----------  --------
      Increase (decrease) in net assets resulting from operations                 (562,702)     54,155     (348,181)   11,270
                                                                                ----------   ---------   ----------  --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option    1,301,709     416,865      433,381   127,742
   Administrative charges                                                               --          --           --        --
   Cost of insurance                                                              (497,742)   (107,480)    (249,372)  (47,912)
   Policy loans                                                                     (5,532)       (370)     (30,374)     (567)
   Death benefit                                                                      (140)         --           --        --
   Contract withdrawals                                                           (435,315)    (10,635)     (11,453)  (14,596)
                                                                                ----------   ---------   ----------  --------
      Increase (decrease) in net assets resulting from operations                  362,980     298,380      142,182    64,667
                                                                                ----------   ---------   ----------  --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (199,722)    352,535     (205,999)   75,937

NET ASSETS:
   Beginning of period                                                           2,232,747     516,971    1,299,820   202,186
                                                                                ----------   ---------   ----------  --------
   End of period                                                                $2,033,025   $ 869,506   $1,093,821  $278,123
                                                                                ==========   =========   ==========  ========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                 $  358,555   $   9,018   $  152,644  $  9,686
   Net realized gain (loss) on investments                                        (369,023)     33,161     (151,404)     (799)
   Net unrealized appreciation (depreciation) of investments                      (103,059)    (17,565)    (141,321)  (10,129)
                                                                                ----------   ---------   ----------  --------
      Increase (decrease) in net assets resulting from operations                 (113,527)     24,614     (140,081)   (1,242)
                                                                                ----------   ---------   ----------  --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option    1,770,561     450,470      658,520   169,475
   Administrative charges                                                               --          --           --        --
   Cost of insurance                                                              (368,254)    (38,572)    (185,657)  (22,200)
   Policy loans                                                                     (5,087)     (2,656)         805    (3,603)
   Death benefit                                                                        --          --           --        --
   Contract withdrawals                                                            (50,552)   (264,576)      (2,401)     (787)
                                                                                ----------   ---------   ----------  --------
      Increase (decrease) in net assets resulting from principal transactions    1,346,668     144,666      471,267   142,885
                                                                                ----------   ---------   ----------  --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                       1,233,141     169,280      331,186   141,643

NET ASSETS:
   Beginning of period                                                             999,606     347,691      968,634    60,543
                                                                                ----------   ---------   ----------  --------
   End of period                                                                $2,232,747   $ 516,971   $1,299,820  $202,186
                                                                                ==========   =========   ==========  ========

See accompanying notes.

                                    VA II-28

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                               Sub-accounts
                                                                               ----------------------------------------------
                                                                                Dreyfus
                                                                                 Small      Dreyfus     Fidelity
                                                                                Company      Stock       Asset      Fidelity
                                                                                 Stock       Index       Manager   Contrafund
                                                                               Portfolio   Portfolio   Portfolio    Portfolio
                                                                               ---------  -----------  ----------  ----------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                $  (4,829) $    27,834  $   36,345  $      650
   Net realized gain (loss) on investments                                       (27,536)    (292,635)    (68,141)    (63,297)
   Capital gain distributions from mutual funds                                       --           --          --          --
   Net unrealized appreciation (depreciation) of investments                    (155,913)  (1,128,605)    (90,085)    (68,584)
                                                                               ---------  -----------  ----------  ----------
      Increase (decrease) in net assets resulting from operations               (188,278)  (1,393,406)   (121,881)   (131,231)
                                                                               ---------  -----------  ----------  ----------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option    289,222    2,288,639     467,060     475,223
   Administrative charges                                                             --           --          --        (285)
   Cost of insurance                                                             (84,642)    (664,368)   (125,858)   (147,020)
   Policy loans                                                                  (18,804)    (106,797)    (33,441)    (72,900)
   Death benefit                                                                      --       (8,510)         --      (8,837)
   Contract withdrawals                                                          (77,891)    (323,716)    (42,827)    (68,393)
                                                                               ---------  -----------  ----------  ----------
      Increase (decrease) in net assets resulting from operations                107,885    1,185,248     264,934     177,788
                                                                               ---------  -----------  ----------  ----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (80,393)    (208,158)    143,053      46,557

NET ASSETS:
   Beginning of period                                                           791,597    5,121,718   1,266,945   1,199,567
                                                                               ---------  -----------  ----------  ----------
   End of period                                                               $ 711,204  $ 4,913,560  $1,409,998  $1,246,124
                                                                               =========  ===========  ==========  ==========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                $  (4,562) $    37,379  $   56,398  $   26,724
   Net realized gain (loss) on investments                                        (6,820)      10,867     (31,461)    (22,499)
   Net unrealized appreciation (depreciation) of investments                      13,190     (710,941)    (84,273)   (149,276)
                                                                               ---------  -----------  ----------  ----------
      Increase (decrease) in net assets resulting from operations                  1,808     (662,695)    (59,336)   (145,051)
                                                                               ---------  -----------  ----------  ----------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option    374,615    1,675,249     320,881     436,018
   Administrative charges                                                             --           --          --          --
   Cost of insurance                                                             (46,806)    (482,580)   (100,180)   (104,618)
   Policy loans                                                                   (3,733)    (129,744)    (29,294)    (50,086)
   Death benefit                                                                      --       (8,405)    (17,398)         --
   Contract withdrawals                                                           (6,110)    (220,783)    (50,337)    (52,799)
                                                                               ---------  -----------  ----------  ----------
      Increase (decrease) in net assets resulting from principal transactions    317,966      833,737     123,672     228,515
                                                                               ---------  -----------  ----------  ----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                       319,774      171,042      64,336      83,464

NET ASSETS:
   Beginning of period                                                           471,823    4,950,676   1,202,609   1,116,103
                                                                               ---------  -----------  ----------  ----------
   End of period                                                               $ 791,597  $ 5,121,718  $1,266,945  $1,199,567
                                                                               =========  ===========  ==========  ==========

See accompanying notes.

                                    VA II-29

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                    Sub-accounts
                                                                               -----------------------------------------------------
                                                                                 Fidelity     Fidelity    Fidelity      Fidelity
                                                                                  Growth    High Income  Index 500  Investment Grade
                                                                                Portfolio    Portfolio   Portfolio   Bond Portfolio
                                                                               -----------  -----------  ---------  ----------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                $   (24,916)  $ 33,158     $  (132)     $  18,795
   Net realized gain (loss) on investments                                        (338,315)   (23,488)     (5,968)        12,306
   Capital gain distributions from mutual funds                                         --         --          --             --
   Net unrealized appreciation (depreciation) of investments                    (1,087,802)    (3,085)       (402)        48,626
                                                                               -----------   --------     -------      ---------
      Increase (decrease) in net assets resulting from operations               (1,451,033)     6,585      (6,502)        79,727
                                                                               -----------   --------     -------      ---------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option      829,214    132,348      35,076        522,009
   Administrative charges                                                               --         --        (100)            --
   Cost of insurance                                                              (434,272)   (39,487)     (1,186)       (77,751)
   Policy loans                                                                   (197,497)    (1,139)         --           (707)
   Death benefit                                                                    (7,742)        --          --             --
   Contract withdrawals                                                           (297,585)   (39,407)         --       (104,912)
                                                                               -----------   --------     -------      ---------
      Increase (decrease) in net assets resulting from operations                 (107,882)    52,315      33,790        338,639
                                                                               -----------   --------     -------      ---------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (1,558,915)    58,900      27,288        418,366

NET ASSETS:
   Beginning of period                                                           4,802,963    318,640       9,012        580,558
                                                                               -----------   --------     -------      ---------
   End of period                                                               $ 3,244,048   $377,540     $36,300      $ 998,924
                                                                               ===========   ========     =======      =========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                $   321,206   $ 35,457     $   (12)     $  17,915
   Net realized gain (loss) on investments                                         (49,346)   (44,653)         --          2,786
   Net unrealized appreciation (depreciation) of investments                    (1,323,189)   (35,265)        402         11,274
                                                                               -----------   --------     -------      ---------
      Increase (decrease) in net assets resulting from operations               (1,051,329)   (44,461)        390         31,975
                                                                               -----------   --------     -------      ---------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option    1,093,884    136,376       8,963        221,329
   Administrative charges                                                               --         --          --             --
   Cost of insurance                                                              (427,178)   (29,044)       (341)       (42,598)
   Policy loans                                                                   (143,757)   (49,972)         --         (1,876)
   Death benefit                                                                    (8,537)        --          --             --
   Contract withdrawals                                                           (239,907)    (4,859)         --        (12,609)
                                                                               -----------   --------     -------      ---------
      Increase (decrease) in net assets resulting from principal transactions      274,505     52,501       8,622        164,246
                                                                               -----------   --------     -------      ---------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (776,824)     8,040       9,012        196,221

NET ASSETS:
   Beginning of period                                                           5,579,787    310,600          --        384,337
                                                                               -----------   --------     -------      ---------
   End of period                                                               $ 4,802,963   $318,640     $ 9,012      $ 580,558
                                                                               ===========   ========     =======      =========

See accompanying notes.

                                    VA II-30

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                    Sub-accounts
                                                                               -----------------------------------------------------
                                                                                                          Franklin
                                                                                                          Templeton
                                                                                                        Global Asset
                                                                                 Fidelity     Fidelity   Allocation
                                                                               Money Market  Overseas      Fund -        JPMorgan
                                                                                 Portfolio   Portfolio     class 1    Bond Portfolio
                                                                               ------------  ---------  ------------  --------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                $    34,787   $    (382)   $    681       $    (51)
   Net realized gain (loss) on investments                                             (11)    (43,971)        132           (899)
   Capital gain distributions from mutual funds                                         --          --          --             --
   Net unrealized appreciation (depreciation) of investments                            --     (53,527)     (5,279)         9,173
                                                                               -----------   ---------    --------       --------
      Increase (decrease) in net assets resulting from operations                   34,776     (97,880)     (4,466)         8,223
                                                                               -----------   ---------    --------       --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option     (144,461)     70,908      72,861         87,220
   Administrative charges                                                               --          --          --             --
   Cost of insurance                                                              (517,949)    (36,600)    (11,544)       (22,702)
   Policy loans                                                                   (130,921)     (5,719)       (166)            --
   Death benefit                                                                        --          --          --             --
   Contract withdrawals                                                           (295,682)    (21,827)       (556)        (4,104)
                                                                               -----------   ---------    --------       --------
      Increase (decrease) in net assets resulting from operations               (1,089,013)      6,762      60,595         60,414
                                                                               -----------   ---------    --------       --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (1,054,237)    (91,118)     56,129         68,637

NET ASSETS:
   Beginning of period                                                           4,242,660     439,371      53,870         58,297
                                                                               -----------   ---------    --------       --------
   End of period                                                               $ 3,188,423   $ 348,253    $109,999       $126,934
                                                                               ===========   =========    ========       ========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                $    70,243   $  62,174    $    661       $  2,618
   Net realized gain (loss) on investments                                              --     (21,094)     (1,269)           920
   Net unrealized appreciation (depreciation) of investments                            --    (164,692)      1,603         (2,862)
                                                                               -----------   ---------    --------       --------
      Increase (decrease) in net assets resulting from operations                   70,243    (123,612)        995            676
                                                                               -----------   ---------    --------       --------

PRINCIPAL TRANSACTIONS:                                                                 --
   Net premiums & transfers from (to) other sub-accounts or fixed rate option    3,550,085      78,616      55,265         61,850
   Administrative charges                                                               --          --          --             --
   Cost of insurance                                                              (359,336)    (36,750)     (2,390)        (4,229)
   Policy loans                                                                    (97,226)     (4,856)         --             --
   Death benefit                                                                        --          --          --             --
   Contract withdrawals                                                           (213,093)     (9,068)         --             --
                                                                               -----------   ---------    --------       --------
      Increase (decrease) in net assets resulting from principal transactions    2,880,430      27,942      52,875         57,621
                                                                               -----------   ---------    --------       --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                       2,950,673     (95,670)     53,870         58,297

NET ASSETS:
   Beginning of period                                                           1,291,987     535,041          --             --
                                                                               -----------   ---------    --------       --------
   End of period                                                               $ 4,242,660   $ 439,371    $ 53,870       $ 58,297
                                                                               ===========   =========    ========       ========

See accompanying notes.

                                    VA II-31

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                     Sub-accounts
                                                                               ---------------------------------------------------
                                                                                                   UIF Core
                                                                                   JPMorgan       Plus Fixed   UIF Mid   UIF Money
                                                                               U.S. Disciplined     Income    Cap Value    Market
                                                                               Equity Portofolio   Portfolio  Portfolio  Portfolio
                                                                               -----------------  ----------  ---------  ---------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                   $    (312)      $     984    $    (91) $      26
   Net realized gain (loss) on investments                                             (706)           (185)    (21,966)        --
   Capital gain distributions from mutual funds                                          --             277          --         --
   Net unrealized appreciation (depreciation) of investments                        (10,175)            684      (2,203)        --
                                                                                  ---------       ---------    --------  ---------
      Increase (decrease) in net assets resulting from operations                   (11,193)          1,760     (24,260)        26
                                                                                  ---------       ---------    --------  ---------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option        21,657          58,432     103,964     73,107
   Administrative charges                                                                --            (186)       (439)      (275)
   Cost of insurance                                                                 (7,886)         (2,143)     (3,358)    (2,586)
   Policy loans                                                                          --              --          --         --
   Death benefit                                                                         --              --          --         --
   Contract withdrawals                                                                 (38)             --          --         --
                                                                                  ---------       ---------    --------  ---------
      Increase (decrease) in net assets resulting from operations                    13,733          56,103     100,167     70,246
                                                                                  ---------       ---------    --------  ---------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                            2,540          57,863      75,907     70,272

NET ASSETS:
   Beginning of period                                                               38,064          14,381      27,988      2,870
                                                                                  ---------       ---------    --------  ---------
   End of period                                                                  $  40,604       $  72,244    $103,895  $  73,142
                                                                                  =========       =========    ========  =========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                   $      43       $     779    $    (37) $   7,549
   Net realized gain (loss) on investments                                             (302)              5         (36)        --
   Net unrealized appreciation (depreciation) of investments                           (472)           (720)      2,203         --
                                                                                  ---------       ---------    --------  ---------
      Increase (decrease) in net assets resulting from operations                      (731)             64       2,130      7,549
                                                                                  ---------       ---------    --------  ---------

PRINCIPAL TRANSACTIONS:                                                                                              --
   Net premiums & transfers from (to) other sub-accounts or fixed rate option        41,987          14,888      26,854     17,131
   Administrative charges                                                                --              --          --     (1,044)
   Cost of insurance                                                                 (3,192)           (571)       (996)   (20,766)
   Policy loans                                                                          --              --          --         --
   Death benefit                                                                         --              --          --         --
   Contract withdrawals                                                                  --              --          --         --
                                                                                  ---------       ---------    --------  ---------
      Increase (decrease) in net assets resulting from principal transactions        38,795          14,317      25,858     (4,679)
                                                                                  ---------       ---------    --------  ---------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                           38,064          14,381      27,988      2,870

NET ASSETS:
   Beginning of period                                                                   --              --          --         --
                                                                                  ---------       ---------    --------  ---------
   End of period                                                                  $  38,064       $  14,381    $ 27,988  $   2,870
                                                                                  =========       =========    ========  =========

See accompanying notes.

                                    VA II-32

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                   Sub-accounts
                                                                               --------------------------------------------------
                                                                                 Neuberger    Neuberger               Oppenheimer
                                                                                Berman AMT     Berman    Oppenheimer  Main Street
                                                                                  Limited        AMT        Global      Growth &
                                                                               Maturity Bond   Partners  Securities      Income
                                                                                 Portfolio    Portfolio    Fund/VA      Fund/VA
                                                                               -------------  ---------  -----------  -----------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                   $ 1,432     $ (1,275)   $   (576)    $    (95)
   Net realized gain (loss) on investments                                           (218)      (2,096)     (1,697)      (6,474)
   Capital gain distributions from mutual funds                                        --           --          --           --
   Net unrealized appreciation (depreciation) of investments                          513      (43,100)    (42,672)     (74,227)
                                                                                  -------     --------    --------     --------
      Increase (decrease) in net assets resulting from operations                   1,727      (46,471)    (44,945)     (80,796)
                                                                                  -------     --------    --------     --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option      30,669      381,829     151,549      217,775
   Administrative charges                                                              --           --          --           --
   Cost of insurance                                                               (5,352)     (84,434)    (28,709)     (58,048)
   Policy loans                                                                        --           --          --         (530)
   Death benefit                                                                       --           --          --           --
   Contract withdrawals                                                            (4,158)         (44)        (65)      (1,994)
                                                                                  -------     --------    --------     --------
      Increase (decrease) in net assets resulting from operations                  21,159      297,351     122,775      157,203
                                                                                  -------     --------    --------     --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                         22,886      250,880      77,830       76,407

NET ASSETS:
   Beginning of period                                                             23,084       78,464     127,402      307,098
                                                                                  -------     --------    --------     --------
   End of period                                                                  $45,970     $329,344    $205,232     $383,505
                                                                                  =======     ========    ========     ========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                   $   (56)    $   (179)   $   (281)    $   (581)
   Net realized gain (loss) on investments                                            203       (1,602)     (1,655)      (3,283)
   Net unrealized appreciation (depreciation) of investments                          163        7,559       6,101        7,260
                                                                                  -------     --------    --------     --------
      Increase (decrease) in net assets resulting from operations                     310        5,778       4,165        3,396
                                                                                  -------     --------    --------     --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option      23,827       86,190     130,646      318,308
   Administrative charges                                                              --           --          --           --
   Cost of insurance                                                               (1,053)     (13,504)     (7,409)     (13,893)
   Policy loans                                                                        --           --          --         (713)
   Death benefit                                                                       --           --          --           --
   Contract withdrawals                                                                --           --          --           --
                                                                                  -------     --------    --------     --------
      Increase (decrease) in net assets resulting from principal transactions      22,774       72,686     123,237      303,702
                                                                                  -------     --------    --------     --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                         23,084       78,464     127,402      307,098

NET ASSETS:
   Beginning of period                                                                 --           --          --           --
                                                                                  -------     --------    --------     --------
   End of period                                                                  $23,084     $ 78,464    $127,402     $307,098
                                                                                  =======     ========    ========     ========

See accompanying notes.

                                    VA II-33

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                   Sub-accounts
                                                                               --------------------------------------------------
                                                                               Sun America   SunAmerica  Sun America
                                                                                Aggressive    Alliance      Asset     Sun America
                                                                                  Growth       Growth     Allocation   Blue Chip
                                                                                Portfolio    Portfolio    Portfolio      Growth
                                                                               -----------  -----------  -----------  -----------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                $   (5,382)  $   (14,216)  $  6,932     $   (315)
   Net realized gain (loss) on investments                                       (140,627)     (331,256)    (5,254)      (5,012)
   Capital gain distributions from mutual funds                                        --            --         --           --
   Net unrealized appreciation (depreciation) of investments                     (691,940)     (808,988)   (18,208)     (12,295)
                                                                               ----------   -----------   --------     --------
      Increase (decrease) in net assets resulting from operations                (837,949)   (1,154,460)   (16,530)     (17,622)
                                                                               ----------   -----------   --------     --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option   1,147,422     1,206,506    100,858       56,142
   Administrative charges                                                              --            --         --           --
   Cost of insurance                                                             (388,844)     (750,744)   (46,583)      (7,803)
   Policy loans                                                                   (16,057)      (10,535)    (1,518)      (2,422)
   Death benefit                                                                       --          (138)        --           --
   Contract withdrawals                                                           (40,384)     (199,174)    (3,024)        (546)
                                                                               ----------   -----------   --------     --------
      Increase (decrease) in net assets resulting from operations                 702,137       245,915     49,733       45,371
                                                                               ----------   -----------   --------     --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (135,812)     (908,545)    33,203       27,749

NET ASSETS:
   Beginning of period                                                          1,311,092     3,358,026    210,362       22,224
                                                                               ----------   -----------   --------     --------
   End of period                                                               $1,175,280   $ 2,449,481   $243,565     $ 49,973
                                                                               ==========   ===========   ========     ========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                $  292,222   $   292,680   $ 10,331     $    (58)
   Net realized gain (loss) on investments                                       (262,385)     (703,411)    (5,033)        (456)
   Net unrealized appreciation (depreciation) of investments                     (430,956)      (71,090)    (9,912)      (1,112)
                                                                               ----------   -----------   --------     --------
      Increase (decrease) in net assets resulting from operations                (401,119)     (481,821)    (4,614)      (1,626)
                                                                               ----------   -----------   --------     --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option   1,135,710     1,729,634    143,386       25,466
   Administrative charges                                                              --            --         --           --
   Cost of insurance                                                             (322,055)     (654,038)   (30,424)      (1,990)
   Policy loans                                                                    (6,957)      (12,051)       751           --
   Death benefit                                                                       --            --         --           --
   Contract withdrawals                                                           (30,631)     (238,216)      (890)          --
                                                                               ----------   -----------   --------     --------
      Increase (decrease) in net assets resulting from principal transactions     776,067       825,329    112,823       23,476
                                                                               ----------   -----------   --------     --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        374,948       343,508    108,209       21,850

NET ASSETS:
   Beginning of period                                                            936,144     3,014,518    102,153          374
                                                                               ----------   -----------   --------     --------
   End of period                                                               $1,311,092   $ 3,358,026   $210,362     $ 22,224
                                                                               ==========   ===========   ========     ========


See accompanying notes.

                                    VA II-34

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                    Sub-accounts
                                                                               ---------------------------------------------------
                                                                                SunAmerica  SunAmerica    SunAmerica    SunAmerica
                                                                                   Cash      Corporate  Davis Venture   "Dogs" of
                                                                                Management     Bond         Value      Wall Street
                                                                                Portfolio    Portfolio    Portfolio     Portfolio
                                                                               -----------  ----------  -------------  -----------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                $   123,548   $ 15,622    $   (1,985)    $  1,918
   Net realized gain (loss) on investments                                         (65,127)      (886)      (77,520)         321
   Capital gain distributions from mutual funds                                         --         --            --           --
   Net unrealized appreciation (depreciation) of investments                      (103,282)     1,581      (300,584)      90,327
                                                                               -----------   --------    ----------     --------
      Increase (decrease) in net assets resulting from operations                  (44,861)    16,317      (380,089)      92,566
                                                                               -----------   --------    ----------     --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option       25,671    193,634       833,503       (8,562)
   Administrative charges                                                               --         --            --           --
   Cost of insurance                                                              (820,978)   (45,019)     (362,357)     (39,131)
   Policy loans                                                                     (9,628)      (175)      (29,764)      (3,206)
   Death benefit                                                                        (2)        --            --           --
   Contract withdrawals                                                           (205,048)    (8,932)      (24,577)      (4,260)
                                                                               -----------   --------    ----------     --------
      Increase (decrease) in net assets resulting from operations               (1,009,985)   139,508       416,805      (55,159)
                                                                               -----------   --------    ----------     --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (1,054,846)   155,825        36,716       37,407

NET ASSETS:
   Beginning of period                                                           5,736,906    131,000     1,810,387      133,521
                                                                               -----------   --------    ----------     --------
   End of period                                                               $ 4,682,060   $286,825    $1,847,103     $170,928
                                                                               ===========   ========    ==========     ========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                $   176,805   $  5,344    $  246,572     $  1,586
   Net realized gain (loss) on investments                                          80,619      6,168      (126,584)       7,880
   Net unrealized appreciation (depreciation) of investments                      (108,923)    (2,645)     (319,172)      (2,683)
                                                                               -----------   --------    ----------     --------
      Increase (decrease) in net assets resulting from operations                  148,501      8,867      (199,184)       6,783
                                                                               -----------   --------    ----------     --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option    2,609,691    (13,737)    1,034,253       76,552
   Administrative charges                                                               --         --            --           --
   Cost of insurance                                                            (1,120,085)   (29,727)     (264,023)     (22,413)
   Policy loans                                                                     (1,439)    (2,364)       (5,205)         741
   Death benefit                                                                   (80,161)        --            --           --
   Contract withdrawals                                                            (39,905)      (291)     (250,103)          --
                                                                               -----------   --------    ----------     --------
      Increase (decrease) in net assets resulting from principal transactions    1,368,101    (46,119)      514,922       54,880
                                                                               -----------   --------    ----------     --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                       1,516,602    (37,252)      315,738       61,663

NET ASSETS:
   Beginning of period                                                           4,220,304    168,252     1,494,649       71,858
                                                                               -----------   --------    ----------     --------
   End of period                                                               $ 5,736,906   $131,000    $1,810,387     $133,521
                                                                               ===========   ========    ==========     ========

See accompanying notes.

                                    VA II-35

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                 Sub-accounts
                                                                               ----------------------------------------------------
                                                                               SunAmerica  SunAmerica
                                                                                Emerging    Federated  SunAmerica     SunAmerica
                                                                                Markets       Value    Global Bond  Global Equities
                                                                               Portfolio    Portfolio   Portfolio      Portfolio
                                                                               ----------  ----------  -----------  ---------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                 $  (2,540)  $   1,077   $   6,655      $  (3,132)
   Net realized gain (loss) on investments                                         (3,791)    (11,777)     (5,923)       (27,560)
   Capital gain distributions from mutual funds                                        --          --       2,623             --
   Net unrealized appreciation (depreciation) of investments                      (50,697)    (67,169)     20,332       (107,067)
                                                                                ---------   ---------   ---------      ---------
      Increase (decrease) in net assets resulting from operations                 (57,028)    (77,869)     23,687       (137,759)
                                                                                ---------   ---------   ---------      ---------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option     193,340     142,925     461,513        193,693
   Administrative charges                                                              --          --          --             --
   Cost of insurance                                                             (136,121)    (85,070)   (112,966)       (96,806)
   Policy loans                                                                    (3,561)      5,533          (5)        (3,531)
   Death benefit                                                                       --        (142)         --             --
   Contract withdrawals                                                           (14,236)    (19,479)     (3,340)        (5,389)
                                                                                ---------   ---------   ---------      ---------
      Increase (decrease) in net assets resulting from operations                  39,422      43,767     345,202         87,967
                                                                                ---------   ---------   ---------      ---------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (17,606)    (34,102)    368,889        (49,792)

NET ASSETS:
   Beginning of period                                                            491,365     348,955     185,954        438,432
                                                                                ---------   ---------   ---------      ---------
   End of period                                                                $ 473,759   $ 314,853   $ 554,843      $ 388,640
                                                                                =========   =========   =========      =========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                 $   3,927   $   9,036   $  13,960      $  63,430
   Net realized gain (loss) on investments                                        (76,844)     (4,417)       (211)       (97,160)
   Net unrealized appreciation (depreciation) of investments                       63,209     (15,707)    (12,044)       (51,328)
                                                                                ---------   ---------   ---------      ---------
      Increase (decrease) in net assets resulting from operations                  (9,708)    (11,088)      1,705        (85,058)
                                                                                ---------   ---------   ---------      ---------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option     334,386     225,002     179,536        249,811
   Administrative charges                                                              --          --          --             --
   Cost of insurance                                                             (102,385)    (61,150)    (23,327)       (84,559)
   Policy loans                                                                    (1,307)     (6,449)       (205)          (878)
   Death benefit                                                                       --          --          --             --
   Contract withdrawals                                                            (5,356)   (240,703)         (5)        (1,312)
                                                                                ---------   ---------   ---------      ---------
      Increase (decrease) in net assets resulting from principal transactions     225,338     (83,300)    155,999        163,062
                                                                                ---------   ---------   ---------      ---------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        215,630     (94,388)    157,704         78,004

NET ASSETS:
   Beginning of period                                                            275,735     443,343      28,250        360,428
                                                                                ---------   ---------   ---------      ---------
   End of period                                                                $ 491,365   $ 348,955   $ 185,954      $ 438,432
                                                                                =========   =========   =========      =========

See accompanying notes.

                                    VA II-36

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                Sub-accounts
                                                                               ------------------------------------------------
                                                                               SunAmerica
                                                                                Goldman    SunAmerica   SunAmerica   SunAmerica
                                                                                 Sachs      Growth-       Growth     High-Yield
                                                                                Research    Income     Opportunties     Bond
                                                                               Portfolio   Portfolio     Portfolio   Portfolio
                                                                               ----------  ----------  ------------  ----------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                 $   (166)  $    3,027         (82)    $  17,214
   Net realized gain (loss) on investments                                        (1,598)    (127,152)     (5,375)       (5,646)
   Capital gain distributions from mutual funds                                       --           --          --            --
   Net unrealized appreciation (depreciation) of investments                      90,242     (361,888)     (9,422)      (35,387)
                                                                                --------   ----------    --------     ---------
      Increase (decrease) in net assets resulting from operations                 88,478     (486,013)    (14,879)      (23,819)
                                                                                --------   ----------    --------     ---------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option    (78,616)     743,151      40,586        92,621
   Administrative charges                                                             --           --          --            --
   Cost of insurance                                                              (2,961)    (390,847)     (8,072)      (23,469)
   Policy loans                                                                       --      (18,840)     (2,350)       (1,791)
   Death benefit                                                                      --           --          --            --
   Contract withdrawals                                                               --      (69,629)        (35)       (7,048)
                                                                                --------   ----------    --------     ---------
      Increase (decrease) in net assets resulting from operations                (81,577)     263,835      30,129        60,313
                                                                                --------   ----------    --------     ---------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                         6,901     (222,178)     15,250        36,494

NET ASSETS:
   Beginning of period                                                             8,891    1,926,924      19,393        86,419
                                                                                --------   ----------    --------     ---------
   End of period                                                                $ 15,792   $1,704,746    $ 34,643     $ 122,913
                                                                                ========   ==========    ========     =========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                 $    (63)  $   93,141    $    (52)    $   9,954
   Net realized gain (loss) on investments                                        (3,688)    (114,157)       (739)      (46,152)
   Net unrealized appreciation (depreciation) of investments                         471     (229,534)       (154)       30,554
                                                                                --------   ----------    --------     ---------
      Increase (decrease) in net assets resulting from operations                 (3,280)    (250,550)       (945)       (5,644)
                                                                                --------   ----------    --------     ---------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option      6,538    1,142,934      22,196        52,001
   Administrative charges                                                             --           --          --            --
   Cost of insurance                                                                (444)    (264,399)     (1,858)      (18,715)
   Policy loans                                                                      (32)      (1,499)         --          (725)
   Death benefit                                                                      --           --          --            --
   Contract withdrawals                                                               --      (21,933)         --      (136,104)
                                                                                --------   ----------    --------     ---------
      Increase (decrease) in net assets resulting from principal transactions      6,062      855,103      20,338      (103,543)
                                                                                --------   ----------    --------     ---------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                         2,782      604,553      19,393      (109,187)

NET ASSETS:
   Beginning of period                                                             6,109    1,322,371          --       195,606
                                                                                --------   ----------    --------     ---------
   End of period                                                                $  8,891   $1,926,924    $ 19,393     $  86,419
                                                                                ========   ==========    ========     =========

See accompanying notes.

                                    VA II-37

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                   Sub-accounts
                                                                               ----------------------------------------------------
                                                                                SunAmerica     SunAmerica                SunAmerica
                                                                               International  International  SunAmerica      MFS
                                                                                Diversified    Growth and     Marsico    Growth and
                                                                                 Equities        Income        Growth      Income
                                                                                 Portfolio     Portfolio      Portfolio   Portfolio
                                                                               -------------  -------------  ----------  ----------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                  $  (2,581)     $    (968)    $ (2,279)  $     463
   Net realized gain (loss) on investments                                         (21,908)       (24,614)       1,220     (24,416)
   Capital gain distributions from mutual funds                                         --             --           --          --
   Net unrealized appreciation (depreciation) of investments                       (93,059)      (196,978)     (44,888)   (102,993)
                                                                                 ---------      ---------     --------   ---------
      Increase (decrease) in net assets resulting from operations                 (117,548)      (222,560)     (45,947)   (126,946)
                                                                                 ---------      ---------     --------   ---------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option      214,210        281,091      228,790     174,809
   Administrative charges                                                               --             --           --          --
   Cost of insurance                                                               (85,794)      (115,725)     (68,089)    (88,684)
   Policy loans                                                                      5,608         (2,777)      (6,170)       (209)
   Death benefit                                                                        --             --           --          --
   Contract withdrawals                                                            (12,080)       (23,191)      (3,597)    (10,515)
                                                                                 ---------      ---------     --------   ---------
      Increase (decrease) in net assets resulting from operations                  121,944        139,398      150,934      75,401
                                                                                 ---------      ---------     --------   ---------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                           4,396        (83,162)     104,987     (51,545)

NET ASSETS:
   Beginning of period                                                             325,515        551,034      246,339     518,334
                                                                                 ---------      ---------     --------   ---------
   End of period                                                                 $ 329,911      $ 467,872     $351,326   $ 466,789
                                                                                 =========      =========     ========   =========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                  $  22,115      $  21,699     $   (170)  $  23,390
   Net realized gain (loss) on investments                                        (185,757)       (68,053)      (1,559)    (40,264)
   Net unrealized appreciation (depreciation) of investments                        36,688       (120,434)       2,750     (63,779)
                                                                                 ---------      ---------     --------   ---------
      Increase (decrease) in net assets resulting from operations                 (126,954)      (166,788)       1,021     (80,653)
                                                                                 ---------      ---------     --------   ---------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option      206,433        275,953      263,571     270,201
   Administrative charges                                                               --             --           --          --
   Cost of insurance                                                               (76,235)      (100,794)     (17,360)    (72,209)
   Policy loans                                                                     (5,599)        (2,298)        (713)     (1,381)
   Death benefit                                                                        --             --           --          --
   Contract withdrawals                                                           (165,390)      (131,222)        (180)     (1,328)
                                                                                 ---------      ---------     --------   ---------
      Increase (decrease) in net assets resulting from principal transactions      (40,791)        41,639      245,318     195,283
                                                                                 ---------      ---------     --------   ---------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (167,745)      (125,149)     246,339     114,630

NET ASSETS:
   Beginning of period                                                             493,260        676,183           --     403,704
                                                                                 ---------      ---------     --------   ---------
   End of period                                                                 $ 325,515      $ 551,034     $246,339   $ 518,334
                                                                                 =========      =========     ========   =========

See accompanying notes.

                                    VA II-38

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                 Sub-accounts
                                                                               ------------------------------------------------
                                                                                SunAmerica  SunAmerica  SunAmerica
                                                                               MFS Mid-Cap   MFS Total    Putnam    SunAmerica
                                                                                  Growth      Return      Growth    Real Estate
                                                                                Portfolio    Portfolio   Portfolio   Portfolio
                                                                               -----------  ----------  ----------  -----------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                 $  (10,204)  $  13,921   $  (4,969)      4,925
   Net realized gain (loss) on investments                                        (178,669)     (8,769)    (53,298)      1,481
   Capital gain distributions from mutual funds                                         --       5,056          --          --
   Net unrealized appreciation (depreciation) of investments                      (753,771)    (54,965)   (284,380)      2,289
                                                                                ----------   ---------   ---------    --------
      Increase (decrease) in net assets resulting from operations                 (942,644)    (44,757)   (342,647)      8,695
                                                                                ----------   ---------   ---------    --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option      913,862     262,563     422,638     202,232
   Administrative charges                                                               --          --          --          --
   Cost of insurance                                                              (381,392)   (138,021)   (192,149)    (40,158)
   Policy loans                                                                     (2,869)     (3,230)     (4,665)       (256)
   Death benefit                                                                      (119)         --        (139)         --
   Contract withdrawals                                                            (58,359)    (18,454)    (15,607)     (2,084)
                                                                                ----------   ---------   ---------    --------
      Increase (decrease) in net assets resulting from operations                  471,123     102,858     210,078     159,734
                                                                                ----------   ---------   ---------    --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (471,521)     58,101    (132,569)    168,429

NET ASSETS:
   Beginning of period                                                           1,714,088     693,947     934,335     129,134
                                                                                ----------   ---------   ---------    --------
   End of period                                                                $1,242,567   $ 752,048   $ 801,766    $297,563
                                                                                ==========   =========   =========    ========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                 $  238,780   $  27,785   $  26,630    $  3,010
   Net realized gain (loss) on investments                                        (114,337)      9,221    (130,554)      1,995
   Net unrealized appreciation (depreciation) of investments                      (393,938)    (35,380)   (141,271)      1,044
                                                                                ----------   ---------   ---------    --------
      Increase (decrease) in net assets resulting from operations                 (269,495)      1,626    (245,195)      6,049
                                                                                ----------   ---------   ---------    --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option    1,423,207     513,046     488,927     102,454
   Administrative charges                                                               --          --          --          --
   Cost of insurance                                                              (308,794)    (82,593)   (160,048)    (17,668)
   Policy loans                                                                     (9,423)     (1,137)        876        (261)
   Death benefit                                                                        --          --          --          --
   Contract withdrawals                                                            (24,270)     (3,606)     (6,768)       (236)
                                                                                ----------   ---------   ---------    --------
      Increase (decrease) in net assets resulting from principal transactions    1,080,720     425,710     322,987      84,289
                                                                                ----------   ---------   ---------    --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                         811,225     427,336      77,792      90,338

NET ASSETS:
   Beginning of period                                                             902,863     266,611     856,543      38,796
                                                                                ----------   ---------   ---------    --------
   End of period                                                                $1,714,088   $ 693,947   $ 934,335    $129,134
                                                                                ==========   =========   =========    ========

See accompanying notes.

                                    VA II-39

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                Sub-accounts
                                                                               -----------------------------------------------
                                                                                                       SunAmerica   SunAmerica
                                                                               SunAmerica  SunAmerica    Telecom    Worldwide
                                                                                Balanced   Technology    Utility   High Income
                                                                                Portfolio   Portfolio   Portfolio   Portfolio
                                                                               ----------  ----------  ----------  -----------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                $   19,795   $   (490)   $  7,265     $  5,674
   Net realized gain (loss) on investments                                        (38,096)    (4,712)     (3,305)        (164)
   Capital gain distributions from mutual funds                                        --         --          --           --
   Net unrealized appreciation (depreciation) of investments                      372,705    (16,671)    (26,483)     (12,395)
                                                                               ----------   --------    --------     --------
      Increase (decrease) in net assets resulting from operations                 354,404    (21,873)    (22,523)      (6,885)
                                                                               ----------   --------    --------     --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option      (2,717)    41,564      31,264       17,385
   Administrative charges                                                              --         --          --           --
   Cost of insurance                                                             (200,978)    (9,676)    (19,760)      (5,543)
   Policy loans                                                                   (17,007)    (2,102)        (31)          --
   Death benefit                                                                       --         --          --           --
   Contract withdrawals                                                           (26,283)       (32)     (1,709)        (377)
                                                                               ----------   --------    --------     --------
      Increase (decrease) in net assets resulting from operations                (246,985)    29,754       9,764       11,465
                                                                               ----------   --------    --------     --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        107,419      7,881     (12,759)       4,580

NET ASSETS:
   Beginning of period                                                            919,027     25,635      86,776       40,195
                                                                               ----------   --------    --------     --------
   End of period                                                               $1,026,446   $ 33,516    $ 74,017     $ 44,775
                                                                               ==========   ========    ========     ========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                $   39,671   $   (104)   $  2,257     $  4,631
   Net realized gain (loss) on investments                                        (56,482)   (10,160)     (3,984)      (1,224)
   Net unrealized appreciation (depreciation) of investments                      (66,373)       874     (11,821)      (5,458)
                                                                               ----------   --------    --------     --------
      Increase (decrease) in net assets resulting from operations                 (83,184)    (9,390)    (13,548)      (2,051)
                                                                               ----------   --------    --------     --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option     727,343     31,270      63,017       21,740
   Administrative charges                                                              --         --          --           --
   Cost of insurance                                                             (132,396)    (1,857)    (16,656)      (4,190)
   Policy loans                                                                    (3,912)        --      (1,457)          --
   Death benefit                                                                       --         --          --           --
   Contract withdrawals                                                            (5,215)        --        (928)         (12)
                                                                               ----------   --------    --------     --------
      Increase (decrease) in net assets resulting from principal transactions     585,820     29,413      43,976       17,538
                                                                               ----------   --------    --------     --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        502,636     20,023      30,428       15,487

NET ASSETS:
   Beginning of period                                                            416,391      5,612      56,348       24,708
                                                                               ----------   --------    --------     --------
   End of period                                                               $  919,027   $ 25,635    $ 86,776     $ 40,195
                                                                               ==========   ========    ========     ========

See accompanying notes.

                                    VA II-40

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                       Sub-accounts
                                                                               ----------------------------
                                                                                 Van Eck
                                                                                Worldwide        Van Eck
                                                                                 Emerging    Worldwide Hard
                                                                               Markets Fund    Assets Fund
                                                                               ------------  --------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                  $   (945)      $  (101)
   Net realized gain (loss) on investments                                         (2,432)          142
   Capital gain distributions from mutual funds                                        --            --
   Net unrealized appreciation (depreciation) of investments                       (1,658)       (2,284)
                                                                                 --------       -------
      Increase (decrease) in net assets resulting from operations                  (5,035)       (2,243)
                                                                                 --------       -------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option      46,979         8,719
   Administrative charges                                                              --            --
   Cost of insurance                                                              (18,958)       (4,240)
   Policy loans                                                                    (9,548)          (77)
   Death benefit                                                                       --            --
   Contract withdrawals                                                            (3,601)       (1,001)
                                                                                 --------       -------
      Increase (decrease) in net assets resulting from operations                  14,872         3,401
                                                                                 --------       -------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                          9,837         1,158

NET ASSETS:
   Beginning of period                                                            127,320        54,402
                                                                                 --------       -------
   End of period                                                                 $137,157       $55,560
                                                                                 ========       =======

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                  $ (1,052)      $   128
   Net realized gain (loss) on investments                                          1,922          (400)
   Net unrealized appreciation (depreciation) of investments                       (3,524)       (6,861)
                                                                                 --------       -------
      Increase (decrease) in net assets resulting from operations                  (2,654)       (7,133)
                                                                                 --------       -------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option      43,397         8,836
   Administrative charges                                                              --            --
   Cost of insurance                                                              (15,047)       (3,920)
   Policy loans                                                                        (6)         (660)
   Death benefit                                                                       --            --
   Contract withdrawals                                                            (5,817)         (887)
                                                                                 --------       -------
      Increase (decrease) in net assets resulting from principal transactions      22,527         3,369
                                                                                 --------       -------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                         19,873        (3,764)

NET ASSETS:
   Beginning of period                                                            107,447        58,166
                                                                                 --------       -------
   End of period                                                                 $127,320       $54,402
                                                                                 ========       =======

See accompanying notes.

                                    VA II-41

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                          NOTES TO FINANCIAL STATEMENTS

Note A - Organization

     Variable Account II (the "Separate Account") was established by AIG Life Insurance Company (the "Company") on May 4, 1995 to fund individual and group flexible premium variable universal life policies issued by the Company. The following products are offered by the Separate Account: Vision, Executive Advantage, Gallery Life, Gemstone Life, Polaris Life and Polaris Survivorship Life. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account invests in shares of AIM Variable Insurance Fund ("AIM Fund"), Alliance Variable Products Series Fund, Inc. ("Alliance Fund"), American Century Variable Portfolios, Inc. ("American Century Fund"), Anchor Series Trust ("Anchor Trust"), Berger Institutional Products Trust ("Berger IPT Trust"), Credit Suisse Trust ("Credit Suisse Trust"), Dreyfus Variable Investment Fund ("Dreyfus Fund"), Fidelity Variable Insurance Products Fund ("Fidelity Fund"), Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton Trust"), Goldman Sachs Variable Insurance Trust ("Goldman Sachs Trust"), J.P. Morgan Series Trust II ("J.P. Morgan Trust"), The Universal Institutional Funds, Inc. ("The UIF Fund"), Neuberger Berman Advisors Management Trust ("Neuberger Berman AMT Trust"), Oppenheimer Variable Account Funds ("Oppenheimer Fund"), PIMCO Variable Insurance Trust ("PIMCO Trust"), SunAmerica Series Trust ("SunAmerica"), and Van Eck Worldwide Insurance Trust ("Van Eck Trust"). The assets in the policies may be invested in the following sub-accounts:

AIM Fund:                                                 Fidelity Fund:
   Capital Appreciation Fund                                 Asset Manager Portfolio
   International Growth Fund                                 Balanced Portfolio **
                                                             Contrafund Portfolio
Alliance Fund:                                               Growth Portfolio
   AllianceBernstein Real Estate Investment Portfolio *      High Income Portfolio
   AllianceBernstein Utility Income Portfolio *              Index 500 Portfolio
   Americas Conservative Investors Portfolio                 Investment Grade Bond Portfolio
   Global Bond Portfolio                                     Money Market Portfolio
   Global Dollar Government Portfolio                        Overseas Portfolio
   Growth Portfolio
   Growth & Income Portfolio                              Franklin Templeton Trust:
   Growth Investors                                          Developing Markets Securities Fund - class 2 **
   International Portfolio                                   Foreign Securities Fund - class 2 **
   Money Market Portfolio                                    Global Asset Allocation Fund - class 1
   Premier Growth Portfolio                                  Growth Securities Fund - class 2 **
   Quasar Portfolio
   Technology Portfolio                                   Goldman Sachs Trust:
   Total Return Portfolio                                    CORE sm Large Cap Growth Fund **
   U.S. Government/High Grade Securities Portfolio           CORE sm U.S. Equity Fund **
   Worldwide Privatization Portfolio **                      Global Income Fund **
                                                             International Equity Fund **
American Century Fund:
   VP Capital Appreciation Fund                           J.P. Morgan Trust:
   VP Income & Growth Fund                                   Bond Portfolio
   VP International Fund                                     U.S. Disciplined Equity Portfolio

Anchor Trust:                                             Neuberger Berman AMT Trust:
   Capital Appreciation Portfolio                            AMT Limited Maturity Bond Portfolio
   Government and Quality Bond Portfolio                     AMT Partners Portfolio
   Growth Portfolio
   Natural Resources Portfolio                            Oppenheimer Fund:
                                                             Global Securities Fund/VA
Berger IPT Trust:                                            Main Street Growth & Income Fund/VA
   New Generation Fund **
   Small Company Growth Fund **                           PIMCO Trust:
                                                             Long-Term U.S. Government Portfolio **
Credit Suisse Trust:                                         Total Return Portfolio **
   Emerging Growth Portfolio **
   Emerging Markets Portfolio **                          SunAmerica:
   Global Post-Venture Capital Portfolio **                  Aggressive Growth Portfolio
   International Focus Portfolio **                          Alliance Growth Portfolio
   Large Cap Value Portfolio **                              Asset Allocation Portfolio
   Small Cap Growth Portfolio **                             Blue Chip Growth Portfolio
                                                             Cash Management Portfolio
Dreyfus Fund:                                                Corporate Bond Portfolio
   Small Company Stock Portfolio                             Davis Venture Value Portfolio
   Stock Index Portfolio                                     "Dogs" of Wall Street Portfolio

                                    VA II-42

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)

Note A - Organization - Continued

SunAmerica (Cont.)                                        SunAmerica (Cont.)
   Emerging Markets Portfolio                                Small Company Value Portfolio **
   Equity Income Portfolio **                                SunAmerica Balanced Portfolio
   Equity Index Portfolio **                                 Technology Portfolio
   Federated Value Portfolio                                 Telecom Utility Portfolio
   Global Bond Portfolio                                     Worldwide High Income Portfolio
   Global Equities Portfolio
   Goldman Sachs Research Portfolio                       The UIF Fund:
   Growth-Income Portfolio                                   Core Plus Fixed Income Portfolio
   Growth Opportunities Portfolio                            Emerging Markets Equity Portfolio **
   High-Yield Bond Portfolio                                 High Yield Portfolio **
   International Diversified Equities Portfolio              Mid Cap Growth Portfolio **
   International Growth and Income Portfolio                 Mid Cap Value Portfolio
   Marsico Growth Portfolio                                  Money Market Portfolio
   MFS Growth and Income Portfolio                           Technology Portfolio **
   MFS Mid-Cap Growth Portfolio
   MFS Total Return Portfolio                             Van Eck Trust:
   Putnam Growth Portfolio                                   Worldwide Emerging Markets Fund
   Real Estate Portfolio                                     Worldwide Hard Assets Fund

* On 10/26/01 the Alliance Real Estate Investment Portfolio merged with the Bernstein Real Estate Investment Portfolio. The Alliance Utility Income Portfolio merged with the Bernstein Utility Income Portfo0lio.

** These sub-accounts had no activity during 2001 or 2002.

SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to the SunAmerica Funds.

     In addition to the one hundred and one sub-accounts above, policy owners may allocate funds to a fixed account that is part of the Company's general account. Policy owners should refer to the appropriate policy prospectus for a complete description of the available funds and the fixed account.

     Net premiums from the policies are allocated to the sub-accounts and invested in the funds in accordance with policy owner instructions. The premiums are recorded as principal transactions in the Statements of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

     The accompanying financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). A summary of the significant accounting policies followed by the Separate Account and the methods of applying those principles is presented below.

     Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

     Security Valuation - The investment in share of mutual funds are stated at the net asset value as determined by the funds, which value their securities at fair value.

     Security transactions and related investment income - Security transactions are accounted for on the trade date. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost.

     The presentation of capital gain distributions in the 2002 Statements of Changes in Net Assets differs from the 2001 statements. The distributions are presented as a separate line item in 2002 but were included as a component of net investment income in 2001.

     Policy loans - When a policy loan is made, the loan amount is transferred to the Company from the policy owner's selected investment Division(s), and held as collateral. Interest on this collateral amount is credited to the policy. Loan repayments are invested in the policy owner's selected investment Division(s), after they are first used to repay all loans taken from the declared fixed interest account option.

     Federal Income Taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

                                    VA II-43

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)

Note C - Policy Charges

Vision and Gallery Life Products

There are charges and deductions for which the Company will deduct from each policy. The deductions from each premium payment are a sales charge of 5% plus the state specific premium taxes.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent, on an annual basis, to .90% of the account value of the policies. This charge may be decreased to not less than .50% in policy years eleven and greater.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:

     (a)  administrative charges
     (b)  insurance charges
     (c)  supplemental benefit charges
     (d)  acquisition and underwriting charges

A transfer charge of $25.00 will be assessed for each transfer in excess of twelve each policy year.

If the policy is surrendered during the first fourteen policy years, the Company will deduct a surrender charge based on a percentage of first year premium. A pro rata surrender charge will be deducted for any partial surrender. An administrative charge upon partial surrender will be equal to the lessor of $25.00 or 2% of the amount surrendered.

Executive Advantage Product

There are charges and deductions for which the Company will deduct from each policy. The deductions from each premium payment will consist of state & local premium taxes, federal tax, and sales charge based upon the insured's place of residence.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent, on an annual basis, from .50% and not to exceed 1.00% of the account value of the policies.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:

     (a)  administrative charges
     (b)  insurance charges
     (c)  supplemental benefit charges
     (d)  acquisition and underwriting charges

A transfer charge of $25.00 will be assessed for each transfer in excess of twelve each policy year.

If the policy is surrendered during the first fourteen policy years, the Company will deduct a surrender charge based on a percentage of first year premiums. A pro rata surrender charge will be deducted for any partial surrender. An administrative charge upon partial surrender will be equal to the lessor of $25.00 or 2% of the amount surrendered.

Gemstone Life Product

There are charges and deductions for which the Company will deduct from each policy. Currently, the deduction is 5% of each premium payment up to the target premium amount and 2% of any premium paid in excess of the target premium amount for policy years 1-10. Beginning in policy year 11, we currently charge 3% of each premium payment up to the target premium amount and 2% of any premium paid in excess of the target premium amount. The maximum that will be charged is 8% of the premium payment.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are currently equivalent, on an annual basis, to .75% of the account value of the policies with a maximum of .90%. This charge may be decreased to not less than .35% in policy years eleven and greater. The maximum is guaranteed not to exceed an annual rate of ..90%.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:

     (a)  administrative charges
     (b)  insurance charges
     (c)  supplemental benefit charges or riders
     (d)  acquisition and underwriting charges (first five policy years)

A transfer charge of $25.00 will be assessed for each transfer in excess of twelve each policy year.

If the policy is surrendered during the first ten policy years or ten policy years following a Face Amount increase, the Company will deduct a surrender charge based on the initial Face Amount or the increase in Face Amount. A surrender charge will also be deducted for a partial withdrawal or a decrease in Face Amount.

For a partial withdrawal or a Face Amount Decrease, the surrender charge is equal to the applicable surrender charge multiplied by a fraction (equal to the amount of partial withdrawal plus any administrative charge, if applicable, divided by the Net Cash Surrender Value immediately prior to the partial withdraw). An administrative charge upon partial surrender may be equal to the lessor of $25.00 or 2% of the amount surrendered.

                                    VA-II-44

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)

Note C - Policy Charges - Continued

Polaris Life and Polaris Survivorship Life Products

There are charges and deductions for which the Company will deduct from each policy. The current deductions from each premium payment are a sales charge of 5% for the first ten policy years, which will reduce to 3% in policy years eleven and greater. The maximum that will be charged is 8% of the premium payment.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are currently equivalent, on an annual basis, to .75% of the account value of the policies with a maximum of .90%. This charge may be decreased to not less than .25% in policy years eleven and greater. The maximum is guaranteed not to exceed an annual rate of ..90%.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:

     (a)  administrative charges
     (b)  insurance charges
     (e)  supplemental benefit charges or riders
     (f)  acquisition and underwriting charges (first five policy years)

A transfer charge of $25.00 will be assessed for each transfer in excess of twelve each policy year.

If the policy is surrendered during the first ten policy years or ten policy years following a Face Amount increase, the Company will deduct a surrender charge based on the initial Face Amount or the increase in Face Amount. A surrender charge will also be deducted for a partial withdrawal or a decrease in Face Amount.

For a partial withdrawal or a Face Amount Decrease, the surrender charge is equal to the applicable surrender charge multiplied by a fraction (equal to the amount of partial withdrawal plus any administrative charge, if applicable, divided by the Net Cash Surrender Value immediately prior to the partial withdraw). An administrative charge upon partial surrender may be equal to the lessor of $25.00 or 2% of the amount surrendered.

                                    VA II-45

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                              Cost of     Proceeds from
                       Sub-accounts                          Purchases        Sales
---------------------------------------------------------   -----------   -------------
AIM Capital Appreciation Fund                               $   117,116    $    98,803
AIM International Growth Fund                                   141,618        270,783
AllianceBernstein Real Estate Investment Portfolio              103,968          9,956
AllianceBernstein Utility Income Portfolio                       56,385         16,880
Alliance Global Bond Portfolio                                   14,510          2,723
Alliance Global Dollar Government Portfolio                          18              7
Alliance Growth Portfolio                                       276,809        333,051
Alliance Growth & Income Portfolio                              856,708        563,944
Alliance Money Market Portfolio                                  19,276        234,815
Alliance Premier Growth Portfolio                               362,546        235,523
Alliance Quasar Portfolio                                        38,120         23,987
Alliance Technology Portfolio                                   349,570        284,469
Alliance Total Return Portfolio                                  51,239         27,476
Alliance U.S. Government/ High Grade Securities Portfolio            26             36
American Century VP Capital Appreciation Fund                    24,364          3,057
American Century VP Income & Growth Fund                         74,712         35,201
American Century VP International Fund                           77,321         40,733
Anchor Capital Appreciation Portfolio                           969,874        622,964
Anchor Government & Quality Bond Portfolio                      479,741        162,266
Anchor Growth Portfolio                                         438,462        300,521
Anchor Natural Resources Portfolio                              119,213         40,708
Dreyfus Small Company Stock Portfolio                           309,670        207,061
Dreyfus Stock Index Portfolio                                 2,817,695      1,604,579
Fidelity Asset Manager Portfolio                                560,299        248,887
Fidelity Contrafund Portfolio                                   493,361        316,180
Fidelity Growth Portfolio                                       503,543        636,525
Fidelity High Income Portfolio                                  123,490         42,234
Fidelity Index 500 Portfoio                                      68,858         34,984
Fidelity Investment Grade Bond Portfolio                        591,987        233,695
Fidelity Money Market Portfolio                               3,743,805      4,798,040
Fidelity Overseas Portfolio                                      74,801         68,532
Franklin Templeton Global Asset Allocation Fund - class 1        67,557          6,152
JPMorgan Bond Portfolio                                          92,012         31,928
JPMorgan U.S. Disciplined Equity Portfolio                       16,453          3,728
UIF Core Plus Fixed Income Portfolio                            130,465         71,325
UIF Mid Cap Value Portfolio                                     200,781        100,649
UIF Money Market Portfolio                                      136,467         66,144
Neuberger Berman AMT Limited Maturity Bond Portfolio             28,310          6,552
Neuberger Berman AMT Partners Portfolio                         377,719         82,084
Oppenheimer Global Securities Fund/VA                           154,386         32,508
Oppenheimer Main Street Growth & Income Fund/VA                 245,519         88,410
SunAmerica Aggressive Growth Portfolio                          415,730        181,632
SunAmerica Alliance Growth Portfolio                            727,279        479,505
SunAmerica Asset Allocation Portfolio                           106,556         49,922
SunAmerica Blue Chip Growth Portfolio                            61,402         16,792
SunAmerica Cash Management Portfolio                          2,708,634      3,677,269
SunAmerica Corporate Bond Portfolio                             212,442         56,621
SunAmerica Davis Venture Value Portfolio                        655,517        240,497
SunAmerica "Dogs" of Wall Street Portfolio                      108,830         52,435
SunAmerica Emerging Markets Portfolio                           148,566        122,047
SunAmerica Federated Value Portfolio                            118,445         73,622

                                    VA II-46

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                              Cost of     Proceeds from
                       Sub-accounts                          Purchases        Sales
---------------------------------------------------------   -----------   -------------
SunAmerica Global Bond Portfolio                            $   462,391    $   107,867
SunAmerica Global Equities Portfolio                            140,792         55,735
SunAmerica Goldman Sachs Research Portfolio                      20,730         10,855
SunAmerica Growth-Income Portfolio                              549,322        300,460
SunAmerica Growth Opportunities Portfolio                        51,478         20,500
SunAmerica High-Yield Bond Portfolio                             88,330         24,857
SunAmerica International Diversified Equities Portfolio         175,219         55,870
SunAmerica International Growth and Income Portfolio            107,046         64,726
SunAmerica Marsico Growth Portfolio                             198,913         50,258
SunAmerica MFS Growth and Income Portfolio                      158,408         82,420
SunAmerica MFS Mid-Cap Growth Portfolio                         650,981        190,158
SunAmerica MFS Total Return Portfolio                           250,574        128,648
SunAmerica Putnam Growth Portfolio                              240,325         98,430
SunAmerica Real Estate Portfolio                                191,065         26,426
SunAmerica SunAmerica Balanced Portfolio                        439,176        135,171
SunAmerica Technology Portfolio                                  40,119         11,926
SunAmerica Telecom Utility Portfolio                             24,913          7,904
SunAmerica Worldwide High Income Portfolio                       11,473          1,131
Van Eck Worldwide Emerging Markets Fund                          29,033         15,708
Van Eck Worldwide Hard Assets Fund                                4,946          1,652

Total                                                       $24,407,409    $18,329,144
                                                            ===========    ===========

                                    VA II-47

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

     The following is a summary of fund shares owned as of December 31, 2002.

                                                                                      Value of                  Unrealized
                                                                          Net Asset   Shares at    Cost of    Appreciation/
                       Sub-accounts                            Shares       Value      Market    Shares Held  (Depreciation)
---------------------------------------------------------  -------------  ---------  ----------  -----------  --------------
AIM Capital Appreciation Fund                                 27,607.458    $16.43   $  453,591   $  711,627   $  (258,036)
AIM International Growth Fund                                 46,438.814     12.49      580,021      978,966      (398,945)
AllianceBernstein Real Estate Investment Portfolio            20,940.704     11.52      241,237      237,420         3,817
AllianceBernstein Utility Income Portfolio                     9,945.273     12.86      127,896      167,117       (39,221)
Alliance Global Bond Portfolio                                 2,819.129     12.63       35,606       31,924         3,682
Alliance Global Dollar Government Portfolio                       22.532     11.43          258          220            38
Alliance Growth Portfolio                                    187,198.002     11.81    2,210,808    4,520,854    (2,310,046)
Alliance Growth & Income Portfolio                           152,922.628     16.62    2,541,574    3,225,087      (683,513)
Alliance Money Market Porfolio                               422,403.930      1.00      422,404      422,404            --
Alliance Premier Growth Porfolio                              45,141.203     17.45      787,714    1,253,964      (466,250)
Alliance Quasar Portfolio                                     43,247.639      6.83      295,381      487,938      (192,557)
Alliance Technology Portfolio                                121,723.829     10.05    1,223,324    2,941,442    (1,718,118)
Alliance Total Return Portfolio                               18,666.676     15.30      285,600      335,904       (50,304)
Alliance U.S. Government/High Grade Securities Portfolio          71.255     12.54          894          860            34
American Century VP Capital Apprreciation Fund                 8,657.883      5.91       51,168       62,660       (11,492)
American Century VP Income & Growth Fund                      21,093.449      5.16      108,842      127,239       (18,397)
American Century VP International Fund                         7,616.173      5.21       39,680       39,680            --
Anchor Capital Appreciation Portfolio                         88,768.580     22.90    2,033,025    2,735,687      (702,662)
Anchor Government and Quality Bond Portfolio                  55,781.929     15.60      870,050      840,949        29,101
Anchor Growth Portfolio                                       56,539.956     19.35    1,093,821    1,523,275      (429,454)
Anchor Natural Resources Portfolio                            15,458.024     17.97      277,837      284,232        (6,395)
Dreyfus Small Company Stock Portfolio                         49,877.609     14.25      710,756      883,026      (172,270)
Dreyfus Stock Index Portfolio                                218,673.450     22.47    4,913,592    6,632,296    (1,718,704)
Fidelity Asset Manager Portfolio                             110,588.089     12.75    1,409,998    1,674,631      (264,633)
Fidelity Contrafund Portfolio                                 68,728.725     18.10    1,243,990    1,529,934      (285,944)
Fidelity Growth Portfolio                                    138,397.958     23.44    3,244,048    5,770,707    (2,526,659)
Fidelity High Income Portfolio                                63,573.609      5.93      376,992      508,727      (131,735)
Fidelity Index 500 Portfolio                                     365.453     99.92       36,516       36,516            --
Fidelity Investment Grade Bond Portfolio                      72,883.909     13.70      998,510      919,273        79,237
Fidelity Money Market Portfolio                            3,188,423.930      1.00    3,188,424    3,188,424            --
Fidelity Overseas Portfolio                                   31,706.868     10.98      348,141      607,468      (259,327)
Franklin Templeton Global Asset Allocation Fund - class 1      7,548.149     14.59      110,127      113,804        (3,677)
JPMorgan Bond Portfolio                                       10,099.989     12.54      126,654      120,344         6,310
JPMorgan U.S. Disciplined Equity Portfolio                     4,055.731      9.84       39,908       50,556       (10,648)
UIF Core Plus Fixed Income Portfolio                           6,656.314     11.12       74,018       74,055           (37)
UIF Mid Cap Value Portfolio                                    9,918.985     10.48      103,951      103,951            --
UIF Money Market Portfolio                                    73,193.330      1.00       73,193       73,193            --
Neuberger Berman AMT Limited Maturity Bond Portfolio           3,343.422     13.50       45,136       44,461           675
Neuberger Berman AMT Partners Portfolio                       28,851.231     11.40      328,904      364,445       (35,541)
Oppenheimer Global Securities Fund/VA                         11,576.906     17.70      204,911      241,483       (36,572)
Oppenheimer Main Street Growth & Income Fund/VA               25,032.977     15.32      383,505      450,472       (66,967)

                                    VA II-48

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

     The following is a summary of fund shares owned as of December 31, 2002.

                                                                                     Value of                   Unrealized
                                                                         Net Asset   Shares at     Cost of    Appreciation/
                       Sub-accounts                            Shares      Value       Market    Shares Held  (Depreciation)
----------------------------------------------------------  -----------  ---------  -----------  -----------  --------------
SunAmerica Aggressive Growth Portfolio                      173,033.282    $ 6.79   $ 1,175,280  $ 2,085,976   $   (910,696)
SunAmerica Alliance Growth Portfolio                        175,261.542     13.98     2,449,370    4,262,747     (1,813,377)
SunAmerica Asset Allocation Portfolio                        21,087.322     11.55       243,535      274,917        (31,382)
SunAmerica Blue Chip Growth Portfolio                        10,296.554      4.85        49,921       62,932        (13,011)
SunAmerica Cash Management Portfolio                        432,116.796     10.83     4,679,325    4,807,920       (128,595)
SunAmerica Corporate Bond Portfolio                          25,693.133        11       287,420      288,916         (1,496)
SunAmerica Davis Venture Value Portfolio                    105,054.008     17.58     1,847,103    2,423,663       (576,560)
SunAmerica "Dogs" of Wall Street Portfolio                   19,965.160      8.56       170,943      187,172        (16,229)
SunAmerica Emerging Markets Portfolio                        77,376.612      6.12       473,759      536,905        (63,146)
SunAmerica Federated Value Portfolio                         26,236.835     12.00       314,866      396,116        (81,250)
SunAmerica Global Bond Portfolio                             50,886.625     10.90       554,886      546,268          8,618
SunAmerica Global Equities Portfolio                         47,440.049      8.20       388,852      624,621       (235,769)
SunAmerica Goldman Sachs Research Portfolio                   2,999.210      5.25        15,755       16,865         (1,110)
SunAmerica Growth - Income Portfolio                         98,394.739     17.33     1,705,339    2,454,853       (749,514)
SunAmerica Growth Opportunities Portfolio                     9,751.742      3.55        34,633       45,151        (10,518)
SunAmerica High-Yield Bond Portfolio                         22,248.416      5.52       122,920      156,243        (33,323)
SunAmerica International Diversified Equities Portfolio      60,506.608      5.45       329,918      493,339       (163,421)
SunAmerica International Growth and Income Portfolio         63,077.277      7.42       468,003      687,003       (219,000)
SunAmerica Marsico Growth Portfolio                          45,926.568      7.65       351,326      393,464        (42,138)
SunAmerica MFS Growth and Income Portfolio                   54,287.664      8.60       466,792      637,547       (170,755)
SunAmerica MFS Mid-Cap Growth Portfolio                     214,572.737      5.79     1,242,567    2,449,133     (1,206,566)
SunAmerica MFS Total Return Portfolio                        52,851.345     14.23       752,119      819,249        (67,130)
SunAmerica Putnam Growth Portfolio                           71,118.676     11.28       801,915    1,322,262       (520,347)
SunAmerica Real Estate Portfolio                             26,577.331     11.20       297,554      291,544          6,010
SunAmerica SunAmerica Balanced Portfolio                     86,720.828     11.83     1,025,833    1,297,128       (271,295)
SunAmerica Technology Portfolio                              18,666.785      1.79        33,372       49,659        (16,287)
SunAmerica Telecom Utility Portfolio                         10,473.792      7.06        73,973      115,530        (41,557)
SunAmerica Worldwide High Income Portfolio                    6,872.914      6.46        44,391       56,841        (12,450)
Van Eck Worldwide Emerging Markets Fund                      17,307.267      7.89       136,554      170,790        (34,236)
Van Eck Worldwide Hard Assets Fund                            5,393.622     10.30        55,554       57,145         (1,591)

Total                                                                               $52,235,783  $72,329,114   $(20,093,331)
                                                                                    ===========  ===========   ============

                                    VA II-49

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                  Sub-accounts
                                     ---------------------------------------------------------------------------
                                          AIM           AIM          AIM            AIM        AllianceBernstein
                                        Capital       Capital    International  International     Real Estate
                                     Appreciation  Appreciation      Growth         Growth         Investment
                                        Fund/1/       Fund/6/       Fund/1/        Fund/6/        Portfolio/6/
                                     ------------  ------------  -------------  -------------  -----------------
Units, at the Beginning of the Year   45,507.870    11,569.584     73,078.549     13,815.430      13,369.257
Units Purchased                       11,219.820     9,917.400     14,137.518      7,350.418       6,135.059
Units Withdrawn                       (9,655.109)   (3,802.395)   (29,026.591)    (2,911.180      (2,807.698)
Units Transferred between Funds       (4,709.250)    1,281.281     (2,191.358)       219.503       4,739.221
                                      ----------    ----------    -----------     ----------      ----------
Units, at the End of the Year         42,363.331    18,965.870     55,998.118     18,474.171      21,435.839
                                      ==========    ==========    ===========     ==========      ==========

                                                                                                              Alliance
                                     AllianceBernstein                                          Alliance       Global
                                        Real Estate     AllianceBernstein  AllianceBernstein     Global        Dollar
                                         Investment      Utility Income     Utility Income        Bond       Government
                                        Portfolio/2/      Portfolio/2/       Porfolio/6/      Portfolio/1/  Portfolio/2/
                                     -----------------  -----------------  -----------------  ------------  ------------
Units, at the Beginning of the Year      283.690             55.371           15,300.795        1,961.398      19.514
Units Purchased                            0.000              0.000            7,144.879          387.317       0.000
Units Withdrawn                          (35.531)            (5.674)          (3,389.973)        (282.116)     (1.209)
Units Transferred between Funds            0.004             (0.001)           1,805.278          988.791      (0.004)
                                         -------             ------           ----------        ---------      ------
Units, at the End of the Year            248.163             49.696           20,860.979        3,055.390      18.301
                                         =======             ======           ==========        =========      ======

                                                     Alliance      Alliance      Alliance      Alliance
                                       Alliance      Growth &      Growth &      Growth &       Money
                                        Growth        Income        Income        Income        Market
                                     Portfolio/3/  Portfolio/3/  Portfolio/5/  Portfolio/5/  Portfolio/2/
                                     ------------  ------------  ------------  ------------  ------------
Units, at the Beginning of the Year  169,713.363   119,052.340         0.000      4,331.250    54,096.457
Units Purchased                       33,723.064    23,714.437     5,939.540     11,128.315     1,346.595
Units Withdrawn                      (30,173.721)  (20,506.955)     (711.837)      (386.454)  (19,729.383)
Units Transferred between Funds       (5,688.043)   (1,622.451)   11,564.656    (15,073.111)       (0.042)
                                     -----------   -----------    ----------    -----------   -----------
Units, at the End of the Year        167,574.663   120,637.371    16,792.359          0.000    35,713.627
                                     ===========   ===========    ==========    ===========   ===========

Footnote /1/ are funds under the Vision product.
Footnote /2/ are funds under the Gallery Life product.
Footnote /3/ are funds under the Vision/Gallery Life products combined. Footnote /4/ are funds under the Polaris product.
Footnote /5/ are funds under the Executive Advantage product.
Footnote /6/ are funds under the Gemstone Life product.

                                    VA II-50

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

                                                            Sub-accounts
                                     --------------------------------------------------------------------
                                       Alliance      Alliance      Alliance      Alliance      Alliance
                                       Premier       Premier        Premier       Premier       Premier
                                        Growth        Growth        Growth        Growth        Growth
                                     Portfolio/1/  Portfolio/2/  Portfolio/5/  Portfolio/6/  Portfolio/5/
                                     ------------  ------------  ------------  ------------  ------------
Units, at the Beginning of the Year   53,077.917    1,087.950     2,045.479    29,274.277         0.000
Units Purchased                       17,631.035      174.612     5,583.287    15,846.766     2,730.407
Units Withdrawn                      (15,045.768)     (67.012)     (185.791)   (6,334.258)     (326.364)
Units Transferred between Funds       (5,315.835)       0.000    (7,442.975)    5,582.594     5,333.711
                                     -----------    ---------    ----------    ----------     ---------
Units, at the End of the Year         50,347.349    1,195.550         0.000    44,369.379     7,737.754
                                     ===========    =========    ==========    ==========     =========

                                      Alliance      Alliance      Alliance      Alliance       Alliance
                                       Quasar        Quasar      Technology    Technology    Total Return
                                      Porfolio/1/  Porfolio/2/  Portfolio/3/  Portfolio/6/   Portfolio/1/
                                     ------------  -----------  ------------  -----------    ------------
Units, at the Beginning of the Year  39,071.382      548.443    104,518.176    22,198.681    28,132.070
Units Purchased                       8,125.838      266.269     30,906.409    19,176.659     5,159.922
Units Withdrawn                      (6,199.587)     (41.594)   (25,044.350)   (7,760.355)   (3,485.879)
Units Transferred between Funds        (344.399)      (0.008)    (5,299.258)    4,195.308       (73.216)
                                     ----------      -------    -----------    ----------    ----------
Units, at the End of the Year        40,653.234      773.110    105,080.977    37,810.293    29,732.897
                                     ==========      =======    ===========    ==========    ==========

                                                  Alliance
                                     Alliance       U.S.        American     American
                                       Total     Government/     Century      Century     American
                                       Return    High Grade    VP Capital    VP Income   Century VP
                                     Portfolio   Securities   Appreciation   & Growth   International
                                        /2/     Portfolio/2/     Fund/6/      Fund/6/      Fund/5/
                                     ---------  ------------  ------------  ----------  -------------
Units, at the Beginning of the Year   517.666      68.393       5,586.682   10,379.120    1,103.405
Units Purchased                         0.000       0.000       5,121.520    7,472.150    2,927.427
Units Withdrawn                       (57.154)     (7.008)     (1,980.643)  (3,349.959)    (100.097)
Units Transferred between Funds         0.007      (0.006)        216.848      815.102   (3,930.735)
                                      -------      ------      ----------   ----------   ----------
Units, at the End of the Year         460.519      61.379       8,944.407   15,316.413        0.000
                                      =======      ======      ==========   ==========   ==========

Footnote /1/ are funds under the Vision product.
Footnote /2/ are funds under the Gallery Life product.
Footnote /3/ are funds under the Vision/Gallery Life products combined. Footnote /4/ are funds under the Polaris product.
Footnote /5/ are funds under the Executive Advantage product.
Footnote /6/ are funds under the Gemstone Life product.

                                    VA II-51

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                      Sub-accounts
                                     --------------------------------------------------------------------------
                                         American         Anchor         Anchor         Anchor
                                         Century         Capital         Capital     Government &    Anchor
                                     VP International  Appreciation   Appreciation   Quality Bond    Growth
                                          Fund/5/       Portfolio/4/   Portfolio/6/  Portfolio/4/  Portfolio/4/
                                     ----------------  -------------  -------------  ------------  ------------
Units, at the Beginning of the Year          0.000      169,943.102     39,905.964    43,732.029   119,311.561
Units Purchased                          1,522.137       76,165.892     28,317.252    11,629.199    38,534.571
Units Withdrawn                           (183.729)     (86,118.507)   (12,193.623)   (9,610.245)  (29,265.452)
Units Transferred between Funds          3,076.073       23,509.769     15,756.035    22,041.312   (15,853.726)
                                         ---------      -----------    -----------    ----------   -----------
Units, at the End of the Year            4,414.481      183,500.256     71,785.628    67,792.295   112,726.954
                                         =========      ===========    ===========    ==========   ===========

                                                      Anchor        Anchor                            Dreyfus
                                       Anchor         Natural       Natural          Dreyfus       Small Company
                                       Growth        Resources    Resources      Small Company        Stock
                                     Portfolio/6/  Portfolio/4/  Portfolio/6/  Stock Portfolio/1/  Portfolio/6/
                                     ------------  ------------  ------------  ------------------  -------------
Units, at the Beginning of the Year   13,710.227     7,281.396    10,699.928       46,592.300       27,638.667
Units Purchased                       15,054.567     3,601.581     3,388.698        7,938.980       16,090.024
Units Withdrawn                       (5,744.180)   (2,789.212)   (2,354.656)     (13,380.775)      (6,295.702)
Units Transferred between Funds       12,032.968       805.857     2,474.527          751.753        5,713.121
                                      ----------    ----------    ----------      -----------       ----------
Units, at the End of the Year         35,053.582     8,899.622    14,208.497       41,902.258       43,146.110
                                      ==========    ==========    ==========      ===========       ==========

                                        Dreyfus       Dreyfus      Fidelity        Fidelity      Fidelity
                                      Stock Index   Stock Index  Asset Manager  Asset Manager   Contrafund
                                     Portfolio/1/  Portfolio/6/   Portfolio/6/   Portfolio/1/  Portfolio/1/
                                     ------------  ------------  -------------  ------------   ------------
Units, at the Beginning of the Year  217,501.703    73,194.095     7,794.802     70,391.914     77,123.537
Units Purchased                       46,135.303   131,279.002     7,939.317     17,554.827     12,621.984
Units Withdrawn                      (46,494.092)  (38,171.868)   (2,611.636)   (12,958.253)   (19,621.817)
Units Transferred between Funds       (6,351.100)   70,818.360     6,325.085      6,101.294     (2,509.058)
                                     -----------   -----------    ----------    -----------    -----------
Units, at the End of the Year        210,791.814   237,119.589    19,447.568     81,089.782     67,614.646
                                     ===========   ===========    ==========    ===========    ===========

Footnote /1/ are funds under the Vision product.
Footnote /2/ are funds under the Gallery Life product.
Footnote /3/ are funds under the Vision/Gallery Life products combined. Footnote /4/ are funds under the Polaris product.
Footnote /5/ are funds under the Executive Advantage product.
Footnote /6/ are funds under the Gemstone Life product.

                                    VA II-52

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                 Sub-accounts
                                     --------------------------------------------------------------------
                                       Fidelity      Fidelity      Fidelity      Fidelity      Fidelity
                                      Contrafund    Contrafund    Contrafund      Growth        Growth
                                     Portfolio/6/  Portfolio/5/  Portfolio/5/  Portfolio/1/  Portfolio/6/
                                     ------------  ------------  ------------  ------------  ------------
Units, at the Beginning of the Year   21,026.161     2,299.748         0.000    224,024.137   22,797.689
Units Purchased                       14,558.487     5,721.095     3,387.096     44,453.920   22,022.172
Units Withdrawn                       (6,250.659)     (203.310)     (418.729)   (52,036.602)  (7,998.971)
Units Transferred between Funds       16,329.651    (7,817.533)    7,410.018     (6,856.405)   7,871.803
                                      ----------    ----------    ----------    -----------   ----------
Units, at the End of the Year         45,663.640         0.000    10,378.385    209,585.050   44,692.693
                                      ==========    ==========    ==========    ===========   ==========

                                                                                               Fidelity
                                       Fidelity      Fidelity      Fidelity      Fidelity     Investment
                                     High Income   High Income    Index 500     Index 500     Grade Bond
                                     Portfolio/6/  Portfolio/1/  Portfolio/5/  Portfolio/5/  Portfolio/1/
                                     ------------  ------------  ------------  ------------  ------------
Units, at the Beginning of the Year    7,931.976    27,433.633       863.413         0.000    33,563.521
Units Purchased                        4,115.946     6,232.566     2,242.559     1,269.260     6,939.107
Units Withdrawn                       (1,855.696)   (7,123.835)      (77.173)     (152.879)  (11,536.471)
Units Transferred between Funds        4,479.987       (93.485)   (3,028.799)    2,517.177    17,330.963
                                      ----------    ----------    ----------     ---------   -----------
Units, at the End of the Year         14,672.213    26,448.879         0.000     3,633.558    46,297.120
                                      ==========    ==========    ==========     =========   ===========

                                                                                                 Franklin
                                       Fidelity                                                 Templeton
                                      Investment     Fidelity      Fidelity      Fidelity      Global Asset
                                      Grade Bond   Money Market  Money Market   Overseas     Allocation Fund-
                                     Portfolio/6/  Portfolio/1/  Portfolio/6/  Portfolio/1/     class 1/6/
                                     ------------  ------------  ------------  ------------  ----------------
Units, at the Beginning of the Year    9,271.715    97,804.889    284,638.483   35,643.464       6,002.000
Units Purchased                        7,764.695    22,593.184    155,857.943    8,104.905       5,881.110
Units Withdrawn                       (2,827.362)  (21,009.993)   (69,602.177)  (5,802.023)     (1,403.531)
Units Transferred between Funds        9,034.513     3,263.795   (197,188.556)  (2,187.102)      2,405.413
                                      ----------   -----------   ------------   ----------      ----------
Units, at the End of the Year         23,243.561   102,651.875    173,705.693   35,759.244      12,884.992
                                      ==========   ===========   ============   ==========      ==========

Footnote /1/ are funds under the Vision product.
Footnote /2/ are funds under the Gallery Life product.
Footnote /3/ are funds under the Vision/Gallery Life products combined. Footnote /4/ are funds under the Polaris product.
Footnote /5/ are funds under the Executive Advantage product.
Footnote /6/ are funds under the Gemstone Life product.

                                    VA II-53

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                         Sub-accounts
                                     ----------------------------------------------------------------------------------
                                                         JPMorgan                          UIF Core
                                       JPMorgan      U.S. Disciplined   UIF Core Plus     Plus Fixed        UIF Mid
                                         Bond             Equity        Fixed Income        Income         Cap Value
                                     Portfolio /6/    Portfolio /6/     Portfolio /5/    Portfolio /5/   Portfolio /5/
                                     -------------   ----------------   --------------   -------------   -------------
Units, at the Beginning of the Year    5,511.680         4,467.223         1,362.295           0.000        2,929.002
Units Purchased                        5,847.240         2,182.947         3,506.158       2,100.553        7,389.429
Units Withdrawn                       (2,459.412)       (1,109.242)         (121.609)       (269.624)        (259.322)
Units Transferred between Funds        2,213.447           828.772        (4,746.844)      5,171.048      (10,059.109)
                                      ----------        ----------        ----------       ---------      -----------
Units, at the End of the Year         11,112.955         6,369.700             0.000       7,001.977            0.000
                                      ==========        ==========        ==========       =========      ===========

                                                                                       Neuberger
                                                                                         Berman        Neuberger
                                        UIF Mid        UIF Money          UIF         AMT Limited     Berman AMT
                                       Cap Value        Market        Money Market   Maturity Bond     Partners
                                     Portfolio /5/   Portfolio /5/   Portfolio /5/   Portfolio /6/   Portfolio /6/
                                     -------------   -------------   -------------   -------------   -------------
Units, at the Beginning of the Year        0.000         280.493           0.000       2,145.962        8,130.021
Units Purchased                        3,865.261         730.341       7,113.358         909.990       43,586.310
Units Withdrawn                         (456.641)        (25.163)       (822.683)       (871.261)     (10,102.010)
Units Transferred between Funds        7,118.447        (985.671)      1,012.016       1,902.878        3,710.019
                                      ----------        --------       ---------       ---------      -----------
Units, at the End of the Year         10,527.067           0.000       7,302.691       4,087.569       45,324.340
                                      ==========        ========       =========       =========      ===========

                                                            Oppenheimer     SunAmerica      SunAmerica       SunAmeica
                                         Oppenheimer      Main St Growth    Aggressive      Aggressive        Alliance
                                      Global Securities   & Income Fund       Growth          Growth          Growth
                                         Fund VA /6/          VA /6/       Portfolio /4/   Portfolio /6/   Portfolio /6/
                                      -----------------   --------------   -------------   -------------   -------------
Units, at the Beginning of the Year       16,994.231        35,338.320      124,945.188     24,690.544      31,497.976
Units Purchased                           13,302.772        19,687.580       76,433.589     17,334.482      24,615.188
Units Withdrawn                           (4,395.599)       (7,769.367)     (52,003.756)    (7,307.031)     (9,735.012)
Units Transferred between Funds            9,521.763         7,499.220       (4,960.923)     1,978.465       6,671.648
                                          ----------        ----------       ----------     ----------      ----------
Units, at the End of the Year             35,423.167        54,755.753      144,414.098     36,696.460      53,049.800
                                          ==========        ==========      ===========     ==========      ==========

Footnote /1/ are funds under the Vision product.
Footnote /2/ are funds under the Gallery Life product.
Footnote /3/ are funds under the Vision/Gallery Life products combined. Footnote /4/ are funds under the Polaris product.
Footnote /5/ are funds under the Executive Advantage product.
Footnote /6/ are funds under the Gemstone Life product.

                                    VA II-54

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                          Sub-accounts
                                      -----------------------------------------------------------------------------------
                                                                            SunAmerica      SunAmerica
                                         SunAmerica        SunAmerica        Blue Chip         Cash          SunAmerica
                                      Alliance Growth   Asset Allocation      Growth         Management    Corporate Bond
                                       Portfolio /4/      Portfolio /4/    Portfolio /4/   Portfolio /4/    Portfolio /4/
                                      ---------------   ----------------   -------------   -------------   --------------
Units, at the Beginning of the Year      373,562.358       20,997.656        3,388.081      518,518.964      11,690.920
Units Purchased                          153,486.476        9,991.267        4,951.950      141,443.127       7,219.625
Units Withdrawn                         (136,346.802)      (5,423.857)      (1,982.757)     (93,653.398)     (4,743.374)
Units Transferred between Funds          (10,316.596)         922.704        4,498.075     (145,782.589)      9,840.473
                                        ------------       ----------       ----------      -----------      ----------
Units, at the End of the Year            380,385.436       26,487.770       10,855.349      420,526.104      24,007.644
                                        ============       ==========       ==========      ===========      ==========

                                        SunAmerica      SunAmerica      SunAmerica
                                      Davis Venture   "Dogs" of Wall     Emerging       SunAmerica        SunAmerica
                                          Value           Street          Markets      Federated Value    Global Bond
                                      Portfolio /4/    Portfolio /4/   Portfolio /4/    Portfolio /4/    Portfolio /4/
                                      -------------   --------------   -------------   ---------------   -------------
Units, at the Beginning of the Year    121,623.410      13,726.066       60,606.965       36,678.629       7,345.493
Units Purchased                         41,706.779       6,158.585       18,801.800       18,511.882       1,923.404
Units Withdrawn                        (31,672.543)     (4,838.135)     (18,882.894)     (12,499.909)     (1,654.226)
Units Transferred between Funds         18,535.153       3,897.792        2,845.972       (1,130.801)        881.847
                                       -----------      ----------      -----------      -----------      ----------
Units, at the End of the Year          150,192.799      18,944.308       63,371.843       41,559.801       8,496.518
                                       ===========      ==========      ===========      ===========      ==========

                                                                         SunAmerica
                                        SunAmerica      SunAmerica      Goldman Sachs    SunAmerica       SunAmerica
                                       Global Bond    Global Equities      Research      Growth-Income   Growth-Income
                                      Portfolio /6/    Portfolio /4/    Portfolio /4/   Portfolio /4/    Portfolio /6/
                                      -------------   ---------------   -------------   --------------   -------------
Units, at the Beginning of the Year     9,906.560       53,108.469        1,311.804       172,124.493      48,554.319
Units Purchased                        36,852.238       23,027.594        2,034.708        52,915.247      31,930.829
Units Withdrawn                        (9,237.436)     (15,441.464)        (555.106)      (49,903.522)    (12,585.601)
Units Transferred between Funds         4,083.760        4,117.087          471.020        (2,890.547)     11,057.664
                                       ----------      -----------        ---------       -----------     -----------
Units, at the End of the Year          41,605.122       64,811.686        3,262.426       172,245.671      78,957.211
                                       ==========      ===========        =========       ===========     ===========

Footnote /1/ are funds under the Vision product.
Footnote /2/ are funds under the Gallery Life product.
Footnote /3/ are funds under the Vision/Gallery Life products combined. Footnote /4/ are funds under the Polaris product.
Footnote /5/ are funds under the Executive Advantage product.
Footnote /6/ are funds under the Gemstone Life product.

                                    VA II-55

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                  Sub-accounts
                                     -----------------------------------------------------------------------
                                                                    SunAmerica    SunAmerica
                                      SunAmerica     SunAmerica   International  International   SunAmerica
                                        Growth       High Yield    Diversified     Growth &        Marsico
                                     Opportunities     Bond         Equities        Income         Growth
                                     Portfolio/4/   Portfolio/4/  Portfolio/4/   Portfolio/4/   Portfolio/6/
                                     -------------  ------------  -------------  -------------  ------------
Units, at the Beginning of the Year    3,567.193     9,997.853      44,303.952     64,901.601    28,702.839
Units Purchased                        6,127.818     4,773.470      22,335.093     21,458.461    18,303.767
Units Withdrawn                       (2,543.098)   (3,992.265)    (15,570.832)   (18,742.119)   (9,361.129)
Units Transferred between Funds        3,513.916     4,437.451      12,156.160      2,571.472     8,824.278
                                      ----------    ----------     -----------    -----------    ----------
Units, at the End of the Year         10,665.829    15,216.509      63,224.373     70,189.415    46,469.755
                                      ==========    ==========     ===========    ===========    ==========

                                      SunAmerica    SunAmerica    SunAmerica    SunAmerica
                                          MFS          MFS           MFS           MFS        SunAmerica
                                       Growth &      Mid-Cap       Mid-Cap        Total         Putnam
                                        Income        Growth        Growth        Return        Growth
                                     Portfolio/4/  Portfolio/4/  Portfolio/6/  Portfolio/4/  Portfolio/4/
                                     ------------  ------------  ------------  ------------  ------------
Units, at the Beginning of the Year   60,736.171    99,472.556    63,724.968    60,314.330   122,707.349
Units Purchased                       16,735.555    69,890.472    56,343.270    18,812.854    53,699.444
Units Withdrawn                      (13,227.283)  (43,715.955)  (18,955.307)  (14,399.907)  (33,275.050)
Units Transferred between Funds        5,527.939     1,477.819     4,110.592     4,478.293     1,087.078
                                     -----------   -----------   -----------   -----------   -----------
Units, at the End of the Year         69,772.382   127,124.892   105,223.523    69,205.570   144,218.821
                                     ===========   ===========   ===========   ===========   ===========

                                      SunAmerica    SunAmerica    SunAmerica                  SunAmerica
                                         Real       SunAmerica    SunAmerica    SunAmerica     Telecom
                                        Estate       Balanced      Balanced     Technology     Utility
                                     Portfolio/4/  Portfolio/4/  Portfolio/6/  Portfolio/4/  Portfolio/4/
                                     ------------  ------------  ------------  ------------  ------------
Units, at the Beginning of the Year   11,096.622    82,278.432    21,329.625     7,470.915    11,329.001
Units Purchased                       10,177.776    33,076.633    13,081.455    12,550.025     5,173.917
Units Withdrawn                       (3,524.930)  (24,400.214)   (6,250.824)   (5,222.526)   (3,400.026)
Units Transferred between Funds        6,504.545     5,230.947    13,742.996     4,633.782      (336.052)
                                      ----------   -----------    ----------    ----------    ----------
Units, at the End of the Year         24,254.013    96,185.798    41,903.252    19,432.196    12,766.840
                                      ==========   ===========    ==========    ==========    ==========

Footnote /1/ are funds under the Vision product.
Footnote /2/ are funds under the Gallery Life product.
Footnote /3/ are funds under the Vision/Gallery Life products combined. Footnote /4/ are funds under the Polaris product.
Footnote /5/ are funds under the Executive Advantage product.
Footnote /6/ are funds under the Gemstone Life product.

                                    VA II-56

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

                                                 Sub-accounts
                                     -----------------------------------
                                                     Van Eck    Van Eck
                                      SunAmerica    Worldwide  Worldwide
                                       Worldwide    Emerging      Hard
                                      High Income    Markets     Assets
                                     Portfolio/4/    Fund/1/    Fund/1/
                                     ------------  ----------  ---------
Units, at the Beginning of the Year    3,939.339   18,858.992  5,954.436
Units Purchased                          958.269    5,510.413    760.014
Units Withdrawn                         (598.773)  (4,542.751)  (585.887)
Units Transferred between Funds          139.988    1,285.882    186.644
                                       ---------   ----------  ---------
Units, at the End of the Year          4,438.823   21,112.536  6,315.207
                                       =========   ==========  =========

Footnote /1/ are funds under the Vision product.
Footnote /2/ are funds under the Gallery Life product.
Footnote /3/ are funds under the Vision/Gallery Life products combined. Footnote /4/ are funds under the Polaris product.
Footnote /5/ are funds under the Executive Advantage product.
Footnote /6/ are funds under the Gemstone Life product.

                                    VA II-57

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

     A summary of unit values outstanding for contracts' variable accounts and the investment income ratios, expense ratios, excluding expenses of the underlying divisions, and total returns for the year ended December 31, 2002, are as follows:

                                                                                                    Investment
                                                                                 Unit                 Income    Expense    Total
                      Sub-accounts                                    Units      Value  Net Assets    Ratio      Ratio   Return (a)
-----------------------------------------------------------  ----  -----------  ------  ----------  ----------  -------  ----------
/1/ AIM Capital Appreciation Fund
                                                             2002   42,363.331  $ 8.21  $  347,598     0.00%     0.90%    -25.03%
                                                             2001   45,507.870   10.95     498,096     7.37%     0.90%    -23.97%
/6/ AIM Capital Appreciation Fund
                                                             2002   18,965.870    5.59     105,993     0.00%     0.75%    -24.92%
                                                             2001   11,569.584    7.44      86,121     7.51%     0.75%    -25.56%
/1/ AIM International Growth Fund
                                                             2002   55,998.118    8.21     459,940     0.51%     0.90%    -16.43%
                                                             2001   73,078.549    9.83     718,240     2.63%     0.90%    -24.22%
/6/ AIM International Growth Fund
                                                             2002   18,474.171    6.51     120,286     0.69%     0.75%    -16.30%
                                                             2001   13,815.430    7.78     107,477     3.13%     0.75%    -22.21%
/6/ AllianceBernstein Real Estate Investment Portfolio
                                                             2002   21,435.839   11.14     238,728     2.61%     0.75%      1.83%
                                                             2001   13,369.257   10.94     146,209     0.55%     0.75%      9.36%
/2/ AllianceBernstein Real Estate Investment Portfolio
                                                             2002      248.163   10.74       2,664     2.60%     0.90%      1.68%
                                                             2001      283.690   10.56       2,996     3.58%     0.90%      9.80%
/2/ AllianceBernstein Utility Income Portfolio
                                                             2002       49.696   11.21         557     1.73%     0.90%    -22.82%
                                                             2001       55.371   14.52         804     4.45%     0.90%    -23.20%
/6/ AllianceBernstein Utility Income Portfolio
                                                             2002   20,860.979    6.14     128,000     1.95%     0.75%    -22.70%
                                                             2001   15,300.795    7.94     121,457     0.69%     0.75%    -20.62%
/1/ Alliance Global Bond Porfolio
                                                             2002    3,055.390   11.92      36,408     0.87%     0.90%     15.87%
                                                             2001    1,961.398   10.28      20,171     0.00%     0.90%     -1.17%
/2/ Alliance Global Dollar Government Portfolio
                                                             2002       18.301   13.47         247     7.39%     0.90%     15.10%
                                                             2001       19.514   11.71         229    10.10%     0.90%      8.38%
/3/ Alliance Growth Portfolio
                                                             2002  167,574.663   13.20   2,211,486     0.00%     0.90%    -28.72%
                                                             2001  169,713.363   18.51   3,142,197    14.33%     0.90%    -24.16%
/3/ Alliance Growth & Income Portfolio
                                                             2002  120,637.371   19.66   2,371,167     0.63%     0.90%    -22.75%
                                                             2001  119,052.340   25.44   3,029,173     5.18%     0.90%     -0.55%
/5/ Alliance Growth & Income Portfolio
                                                             2002   16,792.359   10.00     167,974     0.77%     0.65%      3.80%
                                                             2001    4,331.250    9.64      41,738     0.00%     0.50%     -3.63%
/2/ Alliance Money Market Portfolio
                                                             2002   35,713.627   11.82     421,991     1.16%     0.90%      0.20%
                                                             2001   54,096.457   11.79     637,942     1.47%     0.90%      2.64%
/1/ Alliance Premier Growth Portfolio
                                                             2002   50,347.349    9.21     463,621     0.00%     0.90%    -31.27%
                                                             2001   53,077.917   13.40     711,106     5.38%     0.90%    -17.95%

Footnote /1/ are funds under the Vision product.
Footnote /2/ are the Gallery Life funds.
Footnote /3/ are the Vision/Gallery Life products combined.
Footnote /4/ are the Polaris funds.
Footnote /5/ are the Executive Advantage funds, effective 8/1/02 mortality expense increased .15% for these funds.
Footnote /6/ are the Gemstone Life funds.
(a) Total Return % is calculated by taking the change in unit value from year end 2001 to 2002 divided by the year end 2001 unit value, unless the fund opened in 2002, in which case the return is not calculated.

                                    VA II-58

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values outstanding for contracts' variable accounts and the investment income ratios, expense ratios, excluding expenses of the underlying divisions, and total returns for the year ended December 31, 2002, are as follows:

                                                                                                    Investment
                                                                                 Unit                 Income    Expense    Total
                      Sub-accounts                                    Units      Value  Net Assets    Ratio      Ratio   Return (a)
-----------------------------------------------------------  ----  -----------  ------  ----------  ----------  -------  ----------
/2/ Alliance Premier Growth Portfolio
                                                             2002    1,195.550  $ 9.45  $   11,295     0.00%     0.90%    -31.27%
                                                             2001    1,087.950   13.74      14,954     5.67%     0.90%    -17.95%
/5/ Alliance Premier Growth Portfolio
                                                             2002    7,737.754    9.72      75,186     0.00%     0.65%     -0.73%
                                                             2001    2,045.479    9.79      20,022     3.98%     0.50%     -2.11%
/6/ Alliance Premier Growth Portfolio
                                                             2002   44,369.379    5.39     239,346     0.00%     0.75%    -31.16%
                                                             2001   29,274.277    7.84     229,408     0.76%     0.75%    -21.63%
/1/ Alliance Quasar Porfolio
                                                             2002   40,653.234    7.16     290,938     0.00%     0.90%    -32.38%
                                                             2001   39,071.382   10.58     413,520     3.26%     0.90%    -13.54%
/2/ Alliance Quasar Portfolio
                                                             2002      773.110    5.78       4,465     0.00%     0.90%    -32.38%
                                                             2001      548.443    8.54       4,685     3.14%     0.90%    -13.54%
/3/ Alliance Technology Portfolio
                                                             2002  105,080.977   10.17   1,069,111     0.00%     0.90%    -42.23%
                                                             2001  104,518.176   17.61   1,840,698     7.60%     0.90%    -25.91%
/6/ Alliance Technology Portfolio
                                                             2002   37,810.293    4.10     155,134     0.00%     0.75%    -42.14%
                                                             2001   22,198.681    7.09     157,422     1.32%     0.75%    -29.09%
/1/ Alliance Total Return Portfolio
                                                             2002   29,732.897    9.37     278,610     2.68%     0.90%    -11.39%
                                                             2001   28,132.070   10.57     297,477     8.53%     0.90%      1.35%
/2/ Alliance Total Return Portfolio
                                                             2002      460.519   12.88       5,929     2.60%     0.90%    -11.39%
                                                             2001      517.666   14.53       7,522     6.88%     0.90%      1.35%
/2/ Alliance US Government/ High Grade Securities Portfolio
                                                             2002       61.379   13.52         830     3.03%     0.90%      6.82%
                                                             2001       68.393   12.65         865     4.80%     0.90%      6.91%
/6/ American Century VP Capital Appreciation Fund
                                                             2002    8,944.407    5.70      51,015     0.00%     0.75%    -21.79%
                                                             2001    5,586.682    7.29      40,741     0.00%     0.75%    -27.07%
/6/ American Century VP Income & Growth Fund
                                                             2002   15,316.413    7.12     109,006     1.04%     0.75%    -19.97%
                                                             2001   10,379.120    8.89      92,305     0.00%     0.75%    -11.07%
/5/ American Century VP International Fund
                                                             2002    4,414.481    9.55      42,164     0.36%     0.65%      3.64%
                                                             2001    1,103.405    9.22      10,169     0.00%     0.50%     -7.84%
/4/ Anchor Capital Appreciation Portfolio
                                                             2002  183,500.256    8.59   1,577,118     0.00%     0.75%    -23.23%
                                                             2001  169,943.102   11.20   1,902,609    23.42%     0.75%    -15.29%
/6/ Anchor Capital Appreciation Portfolio
                                                             2002   71,785.628    6.35     455,907     0.00%     0.75%    -23.23%
                                                             2001   39,905.964    8.27     330,137     8.96%     0.75%    -17.27%

Footnote /1/ are funds under the Vision product.
Footnote /2/ are the Gallery Life funds.
Footnote /3/ are the Vision/Gallery Life products combined.
Footnote /4/ are the Polaris funds.
Footnote /5/ are the Executive Advantage funds, effective 8/1/02 mortality expense increased .15% for these funds.
Footnote /6/ are the Gemstone Life funds.
(a) Total Return % is calculated by taking the change in unit value from year end 2001 to 2002 divided by the year end 2001 unit value, unless the fund opened in 2002, in which case the return is not calculated.

                                    VA II-59

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values outstanding for contracts' variable accounts and the investment income ratios, expense ratios, excluding expenses of the underlying divisions, and total returns for the year ended December 31, 2002, are as follows:

                                                                                                   Investment
                                                                              Unit                   Income    Expense    Total
                     Sub-accounts                                  Units     Value    Net Assets     Ratio      Ratio    Return (a)
--------------------------------------------------------  ----  -----------  ------  -----------   ----------  -------   ----------
/4/ Anchor Government & Quality Bond Portfolio
                                                          2002   67,792.295  $12.83  $  869,506        3.44%    0.75%       8.50%
                                                          2001   43,732.029   11.82     516,971        2.76%    0.75%       6.12%
/4/ Anchor Growth Portfolio
                                                          2002  112,726.954    7.66     863,689        0.50%    0.75%     -22.75%
                                                          2001  119,311.561    9.92   1,183,307       14.63%    0.75%     -13.74%
/6/ Anchor Growth Portfolio
                                                          2002   35,053.582    6.57     230,132        0.00%    0.75%     -22.75%
                                                          2001   13,710.227    8.50     116,513        2.60%    0.75%     -15.02%
/4/ Anchor Natural Resources Portfolio
                                                          2002    8,899.622   13.80     122,810        4.16%    0.75%       7.54%
                                                          2001    7,281.396   12.83      93,430        8.03%    0.75%      -1.80%
/6/ Anchor Natural Resources Portfolio
                                                          2002   14,208.497   10.93     155,313        0.00%    0.75%       7.54%
                                                          2001   10,699.928   10.16     108,756        4.02%    0.75%       1.64%
/1/ Dreyfus Small Company Stock Portfolio
                                                          2002   41,902.258    8.84     370,446        0.24%    0.90%     -20.43%
                                                          2001   46,592.300   11.11     517,676        0.07%    0.90%      -2.42%
/6/ Dreyfus Small Company Stock Portfolio
                                                          2002   43,146.110    7.90     340,758        0.26%    0.75%     -20.31%
                                                          2001   27,638.667    9.91     273,921        0.00%    0.75%      -0.89%
/1/ Dreyfus Stock Index Portfolio
                                                          2002  210,791.814   15.91   3,352,978        1.32%    0.90%     -23.06%
                                                          2001  217,501.703   20.67   4,496,569        1.58%    0.90%     -12.97%
/6/ Dreyfus Stock Index Portfolio
                                                          2002  237,119.589    6.58   1,560,582        1.91%    0.75%     -22.94%
                                                          2001   73,194.095    8.54     625,150        1.00%    0.75%     -14.59%
/6/ Fidelity Asset Manager Portfolio
                                                          2002   19,447.568    8.57     166,675        4.72%    0.75%      -9.41%
                                                          2001    7,794.802    9.46      73,745        0.00%    0.75%      -5.39%
/1/ Fidelity Asset Manager Portfolio
                                                          2002   81,089.782   15.33   1,243,323        3.47%    0.90%      -9.55%
                                                          2001   70,391.914   16.95   1,193,200        5.62%    0.90%      -4.95%
/1/ Fidelity Contrafund Portfolio
                                                          2002   67,614.646   11.53     779,917        0.69%    0.90%     -10.16%
                                                          2001   77,123.537   12.84     990,223        3.44%    0.90%     -13.04%
/6/ Fidelity Contrafund Portfolio
                                                          2002   45,663.640    7.94     362,761        1.03%    0.75%     -10.03%
                                                          2001   21,026.161    8.83     185,651        0.00%    0.75%     -11.70%
/5/ Fidelity Contrafund Portfolio
                                                          2002   10,378.385    9.97     103,446        0.34%    0.65%      -3.25%
                                                          2001    2,299.748   10.30      23,694        0.00%    0.50%       3.03%
/1/ Fidelity Growth Portfolio
                                                          2002  209,585.050   14.28   2,992,695        0.24%    0.90%     -30.73%
                                                          2001  224,024.137   20.61   4,618,140        7.18%    0.90%     -18.39%

Footnote /1/ are funds under the Vision product.
Footnote /2/ are the Gallery Life funds.
Footnote /3/ are the Vision/Gallery Life products combined.
Footnote /4/ are the Polaris funds.
Footnote /5/ are the Executive Advantage funds, effective 8/1/02 mortality expense increased .15% for these funds.
Footnote /6/ are the Gemstone Life funds.
(a) Total Return % is calculated by taking the change in unit value from year end 2001 to 2002 divided by the year end 2001 unit value, unless the fund opened in 2002, in which case the return is not calculated.

                                    VA II-60

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values outstanding for contracts' variable accounts and the investment income ratios, expense ratios, excluding expenses of the underlying divisions, and total returns for the year ended December 31, 2002, are as follows:

                                                                                                  Investment
                                                                              Unit                  Income    Expense    Total
                      Sub-accounts                                 Units      Value   Net Assets    Ratio      Ratio   Return (a)
--------------------------------------------------------  ----  -----------  ------  -----------  ----------  -------  ----------
/6/ Fidelity Growth Portfolio
                                                          2002   44,692.693  $ 5.62  $  251,353      0.35%     0.75%    -30.63%
                                                          2001   22,797.689    8.11     184,823      0.00%     0.75%    -18.93%
/6/ Fidelity High Income Portfolio
                                                          2002   14,672.213    8.90     130,546     12.54%     0.75%      2.67%
                                                          2001    7,931.976    8.67      68,739      0.00%     0.75%    -13.34%
/1/ Fidelity High Income Portfolio
                                                          2002   26,448.879    9.34     246,994      9.51%     0.90%      2.52%
                                                          2001   27,433.633    9.11     249,901     13.68%     0.90%    -12.53%
/5/ Fidelity Index 500 Portfoio
                                                          2002    3,633.558    9.99      36,300      0.52%     0.65%     -4.29%
                                                          2001      863.413   10.44       9,012      0.00%     0.50%      4.38%
/1/ Fidelity Investment Grade Bond Portfolio
                                                          2002   46,297.120   15.67     725,516      3.13%     0.90%      9.35%
                                                          2001   33,563.521   14.33     480,976      5.11%     0.90%      7.49%
/6/ Fidelity Investment Grade Bond Portfolio
                                                          2002   23,243.561   11.76     273,408      3.81%     0.75%      9.52%
                                                          2001    9,271.715   10.74      99,582      0.00%     0.75%      7.40%
/1/ Fidelity Money Market Portfolio
                                                          2002  102,651.875   13.41   1,376,877      2.13%     0.90%      0.78%
                                                          2001   97,804.889   13.31   1,301,678      4.13%     0.90%      3.25%
/6/ Fidelity Money Market Portfolio
                                                          2002  173,705.693   10.43   1,811,546      1.58%     0.75%      0.93%
                                                          2001  284,638.483   10.33   2,940,983      1.28%     0.75%      3.32%
/1/ Fidelity Overseas Portfolio
                                                          2002   35,759.244    9.74     348,253      0.83%     0.90%    -20.99%
                                                          2001   35,643.464   12.33     439,371     13.67%     0.90%    -21.88%
/6/ Franklin Templeton Global Asset Allocation Fund
   - class 1                                              2002   12,884.992    8.54     109,999      1.61%     0.75%     -4.88%
                                                          2001    6,002.000    8.98      53,870      1.43%     0.75%    -10.25%
/6/ J.P. Morgan Bond Portfolio
                                                          2002   11,112.955   11.42     126,934      0.80%     0.75%      7.99%
                                                          2001    5,511.680   10.58      58,297      4.71%     0.75%      5.77%
/6/ J.P. Morgan U.S. Disciplined Equity Portfolio
                                                          2002    6,369.700    6.37      40,604      0.04%     0.75%    -25.19%
                                                          2001    4,467.223    8.52      38,064      0.41%     0.75%    -14.79%
/5/ UIF Fixed Income Portfolio
                                                          2002    7,001.977   10.32      72,244      6.56%     0.65%     -2.26%
                                                          2001    1,362.295   10.56      14,381      5.55%     0.50%      5.56%
/5/ UIF Mid Cap Value Portfolio
                                                          2002   10,527.067    9.87     103,895      0.00%     0.65%      3.28%
                                                          2001    2,929.002    9.56      27,988      0.00%     0.50%     -4.44%
/5/ UIF Money Market Portfolio
                                                          2002    7,302.691   10.02      73,142      0.64%     0.65%     -2.10%
                                                          2001      280.493   10.23       2,870    291.10%     0.50%      2.31%

Footnote /1/ are funds under the Vision product.
Footnote /2/ are the Gallery Life funds.
Footnote /3/ are the Vision/Gallery Life products combined.
Footnote /4/ are the Polaris funds.
Footnote /5/ are the Executive Advantage funds, effective 8/1/02 mortality expense increased .15% for these funds.
Footnote /6/ are the Gemstone Life funds.
(a) Total Return % is calculated by taking the change in unit value from year end 2001 to 2002 divided by the year end 2001 unit value, unless the fund opened in 2002, in which case the return is not calculated.

                                    VA II-61

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values outstanding for contracts' variable accounts and the investment income ratios, expense ratios, excluding expenses of the underlying divisions, and total returns for the year ended December 31, 2002, are as follows:

                                                                                                    Investment
                                                                                 Unit                 Income    Expense    Total
                    Sub-accounts                                      Units      Value  Net Assets    Ratio      Ratio   Return (a)
-----------------------------------------------------------        -----------  ------  ----------  ----------  -------  ----------
/6/ Neuberger Berman AMT Limited Maturity Bond Portfolio
                                                             2002    4,087.569  $11.25  $   45,970     4.95%     0.75%       4.55%
                                                             2001    2,145.962   10.76      23,084     0.00%     0.75%       7.57%
/6/ Neuberger Berman AMT Partners Portfolio
                                                             2002   45,324.340    7.27     329,344     0.19%     0.75%     -24.71%
                                                             2001    8,130.021    9.65      78,464     0.00%     0.75%      -3.49%
/6/ Oppenheimer Global Securities Fund/ VA
                                                             2002   35,423.167    5.79     205,232     0.42%     0.75%     -22.72%
                                                             2001   16,994.231    7.50     127,402     0.00%     0.75%     -25.03%
/6/ Oppenheimer Main St Growth & Income
                                                             2002   54,755.753    7.00     383,505     0.75%     0.75%     -19.40%
                                                             2001   35,338.320    8.69     307,098     0.00%     0.75%     -13.10%
/4/ SunAmerica Aggressive Growth Portfolio
                                                             2002  144,414.098    6.82     984,262     0.32%     0.75%     -25.25%
                                                             2001  124,945.188    9.12   1,139,165    26.60%     0.75%     -32.22%
/6/ SunAmerica Aggressive Growth Portfolio
                                                             2002   36,696.460    5.21     191,018     0.36%     0.75%     -25.25%
                                                             2001   24,690.544    6.96     171,928    14.32%     0.75%     -30.37%
/6/ SunAmerica Alliance Growth Portfolio
                                                             2002   53,049.800    5.59     296,754     0.35%     0.75%     -31.80%
                                                             2001   31,497.976    8.20     258,337     5.50%     0.75%     -17.98%
/4/ SunAmerica Alliance Growth Portfolio
                                                             2002  380,385.436    5.66   2,152,727     0.27%     0.75%     -31.80%
                                                             2001  373,562.358    8.30   3,099,689     9.88%     0.75%     -14.65%
/4/ SunAmerica Asset Allocation Portfolio
                                                             2002   26,487.770    9.20     243,565     3.73%     0.75%      -8.21%
                                                             2001   20,997.656   10.02     210,362     7.40%     0.75%      -3.58%
/4/ SunAmerica Blue Chip Growth Portfolio
                                                             2002   10,855.349    4.60      49,973     0.42%     0.75%     -29.82%
                                                             2001    3,388.081    6.56      22,224     0.10%     0.75%     -21.46%
/4/ SunAmerica Cash Management Portfolio
                                                             2002  420,526.104   11.13   4,682,060     3.04%     0.75%       0.63%
                                                             2001  518,518.964   11.06   5,736,906     4.36%     0.75%       2.89%
/4/ SunAmerica Corporate Bond Portfolio
                                                             2002   24,007.644   11.95     286,825     8.41%     0.75%       6.62%
                                                             2001   11,690.920   11.21     131,000     4.26%     0.75%       6.78%
/4/ SunAmerica Davis Venture Value Portfolio
                                                             2002  150,192.799   12.30   1,847,103     0.67%     0.75%     -17.38%
                                                             2001  121,623.410   14.89   1,810,387    15.65%     0.75%     -11.99%
/4/ SunAmerica "Dogs" of Wall Street Portfolio
                                                             2002   18,944.308    9.02     170,928     2.02%     0.75%      -7.25%
                                                             2001   13,726.066    9.73     133,521     2.25%     0.75%       7.10%
/4/ SunAmerica Emerging Markets Portfolio
                                                             2002   63,371.843    7.48     473,759     0.29%     0.75%      -7.79%
                                                             2001   60,606.965    8.11     491,365     1.80%     0.75%      -2.50%

Footnote /1/ are funds under the Vision product.
Footnote /2/ are the Gallery Life funds.
Footnote /3/ are the Vision/Gallery Life products combined.
Footnote /4/ are the Polaris funds.
Footnote /5/ are the Executive Advantage funds, effective 8/1/02 mortality expense increased .15% for these funds.
Footnote /6/ are the Gemstone Life funds.
(a) Total Return % is calculated by taking the change in unit value from year end 2001 to 2002 divided by the year end 2001 unit value, unless the fund opened in 2002, in which case the return is not calculated.

                                    VA II-62

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values outstanding for contracts' variable accounts and the investment income ratios, expense ratios, excluding expenses of the underlying divisions, and total returns for the year ended December 31, 2002, are as follows:

                                                                                                    Investment
                                                                                 Unit                 Income    Expense    Total
                    Sub-accounts                                      Units     Value   Net Assets     Ratio     Ratio   Return (a)
-----------------------------------------------------------        -----------  ------  ----------  ----------  -------  ----------
/4/ SunAmerica Federated Value Portfolio
                                                             2002   41,559.802  $ 7.58  $  314,853     1.10%     0.75%     -20.37%
                                                             2001   36,678.629    9.51     348,955     3.14%     0.75%      -3.07%
/4/ SunAmerica Global Bond Portfolio
                                                             2002    8,496.518   11.91     101,188    10.45%     0.75%       5.13%
                                                             2001    7,345.493   11.33      83,209    11.15%     0.75%       4.27%
/6/ SunAmerica Global Bond Portfolio
                                                             2002   41,605.122   10.90     453,655     0.00%     0.75%       5.13%
                                                             2001    9,906.560   10.37     102,745     8.16%     0.75%       3.71%
/4/ SunAmerica Global Equities Portfolio
                                                             2002   64,811.686    6.00     388,640     0.00%     0.75%     -27.36%
                                                             2001   53,108.469    8.26     438,432    16.64%     0.75%     -18.73%
/4/ SunAmerica Goldman Sachs Research Portfolio
                                                             2002    3,262.426    4.84      15,792     0.00%     0.75%     -28.58%
                                                             2001    1,311.804    6.78       8,891     0.00%     0.75%     -25.77%
/4/ SunAmerica Growth-Income Portfolio
                                                             2002  172,245.671    6.94   1,196,151     0.88%     0.75%     -21.74%
                                                             2001  172,124.493    8.87   1,527,300     6.16%     0.75%     -16.54%
/6/ SunAmerica Growth-Income Portfolio
                                                             2002   78,957.211    6.44     508,595     1.12%     0.75%     -21.74%
                                                             2001   48,554.319    8.23     399,624     4.23%     0.75%     -17.70%
/4/ SunAmerica Growth Opportunities Portfolio
                                                             2002   10,665.829    3.25      34,643     0.00%     0.75%     -40.26%
                                                             2001    3,567.193    5.44      19,393     0.01%     0.75%     -33.68%
/4/ SunAmerica High-Yield Bond Portfolio
                                                             2002   15,216.509    8.08     122,913    17.32%     0.75%      -6.55%
                                                             2001    9,997.853    8.64      86,419     7.96%     0.75%      -5.02%
/4/ SunAmerica Intn'l Diversified Equities Portfolio
                                                             2002   63,224.373    5.22     329,911     0.00%     0.75%     -28.98%
                                                             2001   44,303.952    7.35     325,515     6.21%     0.75%     -24.59%
/4/ SunAmerica International Growth & Income Portfolio
                                                             2002   70,189.415    6.67     467,872     0.57%     0.75%     -21.49%
                                                             2001   64,901.601    8.49     551,034     4.30%     0.75%     -22.82%
/6/ SunAmerica Marsico Growth Portfolio
                                                             2002   46,469.755    7.56     351,326     0.01%     0.75%     -11.91%
                                                             2001   28,702.839    8.58     246,339     0.18%     0.75%     -14.18%
/4/ SunAmerica MFS Growth & Income Portfolio
                                                             2002   69,772.382    6.69     466,789     0.88%     0.75%     -21.61%
                                                             2001   60,736.171    8.53     518,334     5.83%     0.75%     -16.67%
/4/ SunAmerica MFS Mid-Cap Growth Portfolio
                                                             2002  127,124.892    6.51     827,513     0.00%     0.75%     -47.56%
                                                             2001   99,472.556   12.41   1,234,757    18.47%     0.75%     -23.20%
/6/ SunAmerica MFS Mid-Cap Growth Portfolio
                                                             2002  105,223.523    3.94     415,054     0.00%     0.75%     -47.56%
                                                             2001   63,724.968    7.52     479,330    10.53%     0.75%     -24.78%

Footnote /1/ are funds under the Vision product.
Footnote /2/ are the Gallery Life funds.
Footnote /3/ are the Vision/Gallery Life products combined.
Footnote /4/ are the Polaris funds.
Footnote /5/ are the Executive Advantage funds, effective 8/1/02 mortality expense increased .15% for these funds.
Footnote /6/ are the Gemstone Life funds.
(a) Total Return % is calculated by taking the change in unit value from year end 2001 to 2002 divided by the year end 2001 unit value, unless the fund opened in 2002, in which case the return is not calculated.

                                    VA II-63

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values outstanding for contracts' variable accounts and the investment income ratios, expense ratios, excluding expenses of the underlying divisions, and total returns for the year ended December 31, 2002, are as follows:

                                                                                                    Investment
                                                                                 Unit                 Income    Expense    Total
                    Sub-accounts                                      Units     Value   Net Assets     Ratio     Ratio   Return (a)
-----------------------------------------------------------        -----------  ------  ----------  ----------  -------  ----------
/4/ SunAmerica MFS Total Return Portfolio
                                                             2002   69,205.570  $10.87   $ 752,048     2.70%     0.75%      -5.55%
                                                             2001   60,314.330   11.51     693,947     6.54%     0.75%      -0.24%
/4/ SunAmerica Putnam Growth Portfolio
                                                             2002  144,218.821    5.56     801,766     0.18%     0.75%     -26.99%
                                                             2001  122,707.349    7.61     934,335     3.72%     0.75%     -24.74%
/4/ SunAmerica Real Estate Portfolio
                                                             2002   24,254.013   12.27     297,563     3.13%     0.75%       5.43%
                                                             2001   11,096.622   11.64     129,134     4.34%     0.75%       5.20%
/4/ SunAmerica SunAmerica Balanced Portfolio
                                                             2002   96,185.798    7.54     724,921     2.65%     0.75%     -15.83%
                                                             2001   82,278.432    8.95     736,689     6.52%     0.75%     -13.79%
/6/ SunAmerica SunAmerica Balanced Portfolio
                                                             2002   41,903.252    7.20     301,525     3.33%     0.75%     -15.83%
                                                             2001   21,329.651    8.55     182,338     3.86%     0.75%     -14.51%
/4/ SunAmerica Technology Portfolio
                                                             2002   19,432.196    1.72      33,516     0.00%     0.75%     -49.73%
                                                             2001    7,470.915    3.43      25,635     0.00%     0.75%     -48.02%
/4/ SunAmerica Telecom Utility Portfolio
                                                             2002   12,766.840    5.80      74,017     9.89%     0.75%     -24.31%
                                                             2001   11,329.001    7.66      86,776     4.04%     0.75%     -14.41%
/4/ SunAmerica Worldwide High Income Portfolio
                                                             2002    4,438.823   10.09      44,775    14.06%     0.75%      -1.14%
                                                             2001    3,939.339   10.20      40,195    15.10%     0.75%      -3.93%
/1/ Van Eck Worldwide Emerging Markets Fund
                                                             2002   21,112.536    6.50     137,157     0.18%     0.90%      -3.77%
                                                             2001   18,858.992    6.75     127,320     0.00%     0.90%      -2.70%
/1/ Van Eck Worldwide Hard Assets Fund
                                                             2002    6,315.207    8.80      55,560     0.84%     0.90%      -3.70%
                                                             2001    5,954.436    9.14      54,402     1.15%     0.90%     -11.25%

Footnote /1/ are funds under the Vision product.
Footnote /2/ are the Gallery Life funds.
Footnote /3/ are the Vision/Gallery Life products combined.
Footnote /4/ are the Polaris funds.
Footnote /5/ are the Executive Advantage funds, effective 8/1/02 mortality expense increased .15% for these funds.
Footnote /6/ are the Gemstone Life funds.
(a) Total Return % is calculated by taking the change in unit value from year end 2001 to 2002 divided by the year end 2001 unit value, unless the fund opened in 2002, in which case the return is not calculated.

                                    VA II-64

                           AIG LIFE INSURANCE COMPANY
                          (a wholly-owned subsidiary of
                       American International Group, Inc.)













                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                        Report of Independent Accountants

To the Stockholders and Board of Directors
AIG Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income, capital funds, cash flows and comprehensive income present fairly, in all material respects, the financial position of AIG Life Insurance Company (a wholly-owned subsidiary of American International Group, Inc.) at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company adopted Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" in 2001. Also as discussed in Note 2 to the financial statements, the Company adopted EITF No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" in 2001.

/s/ PRICEWATERHOUSECOOPERS LLP
------------------------------


Houston, Texas
February 13, 2003

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                 (in thousands)

                                                                             December 31,          December 31,
                                                                                2002                  2001
                                                                            -------------        ---------------
Assets

Investments and cash:
Fixed maturities:
     Bonds available for sale, at market value                              $ 9,650,602           $ 8,742,461
     (cost: 2002 - $9,348,110; 2001 - $8,709,132)
Equity securities, at market value                                               32,706                43,505
     (cost:  2002 - $30,409; 2001 - $49,184)
Mortgage loans on real estate, net of allowance
     (2002 - $14,000; 2001 - $14,000)                                           347,373               351,950
Policy loans                                                                    344,054               327,623
Other invested assets                                                           102,958               173,374
Derivative assets, at market                                                     15,009                   643
Short-term investments, at cost (approximates market value)                      44,788               178,318
Cash                                                                                  -                   661
                                                                            -----------           -----------
     Total investments and cash                                              10,537,490             9,818,535

Investment income due and accrued                                               157,796               154,715
Reinsurance assets                                                               78,925               115,041
Deferred policy acquisition costs                                               386,258               457,694
Premium and insurance balances receivable                                        25,941                89,257
Amounts due from related parties                                                 84,527                     -
Separate and variable accounts                                                2,869,349             3,422,782
Other assets                                                                      1,946                 2,831
                                                                            -----------           -----------
         Total assets                                                       $14,142,232           $14,060,855
                                                                            ===========           ===========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                      (in thousands, except share amounts)



                                                                              December 31,        December 31,
                                                                                 2002                 2001
                                                                           ----------------     ---------------
Liabilities
Policyholders' contract deposits                                            $ 7,612,653           $ 7,049,743
Future policy benefits for life and accident
  and health insurance contracts                                              2,333,786             2,266,355
Reserve for unearned premiums                                                    26,262                30,633
Policy and contract claims                                                       68,355               181,870
Amounts due to related parties                                                        -                 2,003
Income taxes payable                                                             87,295                67,592
Separate and variable accounts                                                2,869,349             3,422,782
Derivative liabilities, at market                                                50,606                 8,265
Other liabilities                                                               128,759               233,132
                                                                            -----------           -----------
         Total liabilities                                                   13,177,065            13,262,375
                                                                            -----------           -----------
Capital funds

Series A preferred stock, $100,000 par value;
  2,500 shares authorized, issued and outstanding                               250,000               250,000
Common stock, $5 par value; 1,000,000 shares
   authorized; 976,703 shares issued and outstanding                              4,884                 4,884
Additional paid-in capital                                                      212,283               153,283
Retained earnings                                                               351,406               377,864
Accumulated other comprehensive income                                          146,594                12,449
                                                                            -----------           -----------
         Total capital funds                                                    965,167               798,480
                                                                            -----------           -----------
Total liabilities and capital funds                                         $14,142,232           $14,060,855
                                                                            ===========           ===========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                                 (in thousands)

                                                                     Years ended December 31,
                                                            -----------------------------------------
                                                               2002            2001           2000
                                                            -------------   ------------    ---------

Revenues:

  Premiums and other considerations                          $280,098       $1,016,010    $  963,848
  Net investment income                                       725,475          630,693       495,297
  Realized capital gains (losses)                            (151,424)          25,825       (28,099)
                                                             --------       ----------    ----------
           Total revenues                                     854,149        1,672,528     1,431,046
                                                             --------       ----------    ----------
Benefits and expenses:

  Death and other benefits                                    306,543          430,120       387,856
  Increase in future policy benefits
   and policyholders' contract deposits                       415,721          805,223       733,681
  Insurance acquisition and other operating expenses          155,383          331,544       227,940
                                                             --------       ----------    ----------
           Total benefits and expenses                        877,647        1,566,887     1,349,477
                                                             --------       ----------    ----------
Income before income taxes                                    (23,498)         105,641        81,569
                                                             --------       ----------    ----------
Income taxes:
 Current                                                       20,558           11,536        (2,105)
 Deferred                                                     (30,532)          23,611        30,401
                                                             --------       ----------    ----------

      Total income tax expense (benefit)                       (9,974)          35,147        28,296
                                                             --------       ----------    ----------
Net income before cumulative effect
 of accounting changes                                        (13,524)          70,494        53,273
Cumulative effect of accounting changes, net of tax                 -          (26,276)            -
                                                             --------       ----------    ----------
Net income (loss)                                            $(13,524)      $   44,218    $   53,273
                                                             ========       ==========    ==========



                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                           STATEMENTS OF CAPITAL FUNDS
                                 (in thousands)



                                                            Years ended December 31,
                                                       ----------------------------------
                                                         2002         2001       2000
                                                       ----------   ---------- ----------
Preferred stock
Balance at beginning of year                            $250,000     $      -   $      -
Preferred stock issued                                         -      250,000          -
                                                        --------     --------   --------
Balance at end of year                                   250,000      250,000          -
                                                        --------     --------   --------
Common stock
Balance at beginning and end of year                       4,884        4,884      4,884
                                                        --------     --------   --------
Additional paid-in capital
Balance at beginning of year                             153,283      153,283    153,283
Capital contributions from parent                         59,000            -          -
                                                        --------     --------   --------
Balance at end of year                                   212,283      153,283    153,283
                                                        --------     --------   --------
Retained earnings
Balance at beginning of year                             377,864      334,816    283,908
Net income (loss)                                        (13,524)      44,218     53,273
Cumulative effect - derivatives                                -       (1,170)         -
Dividends to stockholders                                (12,934)           -     (2,365)
                                                        --------     --------   --------
  Balance at end of year                                 351,406      377,864    334,816
                                                        --------     --------   --------
Accumulated other comprehensive income
 Balance at beginning of year                             12,449      (28,276)  (121,683)
 Change in net unrealized appreciation of
    investments - net of reclassifications               254,988       71,166    143,703
     Deferred income tax expense on above changes        (92,098)     (24,908)   (50,296)
 Change in net derivative losses arising from
    cash flow hedging activities                         (44,223)      (8,512)         -
     Deferred income tax benefit on above changes         15,478        2,979          -
                                                        --------     --------   --------
  Balance at end of year                                 146,594       12,449    (28,276)
                                                        --------     --------   --------

               Total capital funds                      $965,167     $798,480   $464,707
                                                        ========     ========   ========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                                       Years ended December 31,
                                                                         -------------------------------------------------
                                                                              2002              2001               2000
                                                                         ------------       ------------       -----------
Cash flows from operating activities:
 Net income (loss)                                                       $   (13,524)        $    44,218      $     53,273

 Adjustments to reconcile net income to net cash provided by operating activities:
    Non-cash revenues, expenses, gains and losses included in income:
    Change in insurance reserves                                             (66,703)          1,103,914           407,576
    Change in accounting principles                                                -              40,424                 -
    Change in premiums and insurance balances
       receivable and payable - net                                           22,664               4,065           (15,762)
    Change in reinsurance assets                                              36,116             (38,119)           22,928
    Change in deferred policy acquisition costs                               29,499            (245,283)          (51,766)
    Change in investment income due and accrued                               (3,081)            (37,372)          (24,160)
    Realized capital (gains) losses                                          151,424             (25,825)           28,099
    Change in income taxes - net                                             (56,917)             28,038            39,777
    Change in reserves for commissions, expenses and taxes                   (61,038)             35,649             8,424
    Change in other assets and liabilities - net                              15,632             (79,722)           56,986
                                                                         -----------         -----------       -----------
              Total adjustments                                               67,596             785,769           472,102
                                                                         -----------         -----------       -----------
 Net cash provided by operating activities                                    54,072             829,987           525,375
                                                                         -----------         ------------      -----------

Cash flows from investing activities:
    Cost of fixed maturities, sold                                         3,400,499           2,947,152           346,040
    Cost of fixed maturities, matured or redeemed                            667,900             243,306           401,669
    Cost of equity securities sold                                            19,093              10,563             2,251
    Cost of real estate sold                                                  11,424              10,990                 -
    Realized capital gains (losses)                                         (151,424)             25,825           (28,099)
    Purchase of fixed maturities                                          (4,678,000)         (5,875,332)       (1,915,221)
    Purchase of equity securities                                                (68)             (9,987)             (326)
    Purchase of real estate                                                        -             (11,424)                -
    Mortgage loans funded                                                    (49,439)            (50,702)         (120,167)
    Repayments of mortgage loans                                              54,016              61,066           103,111
    Change in policy loans                                                   (16,431)            274,578            41,614
    Change in short-term investments                                         133,530             (16,036)           60,395
    Change in other invested assets                                           62,727             (28,311)          (29,620)
    Other - net                                                              (58,536)             (5,092)           12,264
                                                                         -----------         -----------        ----------
  Net cash used in investing activities                                     (604,709)         (2,423,404)       (1,126,089)
                                                                         -----------         -----------        ----------
Cash flows from financing activities:
    Net deposits to policyholder contracts                                   562,910           1,339,081           607,990
    Preferred stock issued                                                         -             250,000                 -
    Dividends to stockholders                                                (12,934)                  -            (2,365)
                                                                         -----------         -----------       -----------
   Net cash provided by financing activities                                 549,976           1,589,081           605,625
                                                                         -----------         -----------       -----------
Change in cash                                                                  (661)             (4,336)            4,911
Cash at beginning of period                                                      661               4,997                86
                                                                         -----------         -----------       -----------
Cash at end of period                                                    $         -         $       661       $     4,997
                                                                         ===========         ===========       ===========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)


                                                          Years ended December 31,
                                                     ---------------------------------
                                                       2002         2001       2000
                                                     ---------   ---------   ---------

Comprehensive income

Net income (loss)                                    $(13,524)    $44,218    $ 53,273
                                                     --------     -------    --------
Other comprehensive income

Change in net unrealized appreciation of
     Investments - net of reclassifications           254,988      71,166     143,703
        Deferred income tax expense
            on above changes                          (92,098)    (24,908)    (50,296)
Change in net derivative losses arising from cash
     flow hedging activities                          (44,223)     (8,512)          -
         Deferred income tax benefit on
             above changes                             15,478       2,979           -
                                                     --------     -------    --------
Other comprehensive income                            134,145      40,725      93,407
                                                     --------     -------    --------
Comprehensive income                                 $120,621     $84,943    $146,680
                                                     ========     =======    ========



                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1. Nature of Business

     AIG Life Insurance Company (the "Company") is part of the Life Insurance Division (the "Life Division") of American International Group, Inc. ("AIG"), it's ultimate parent. The Company, domiciled in Delaware, has been doing business since 1962 as a provider of individual and group life insurance, fixed, variable and terminal funding annuities, and structured settlement contracts. The Company is currently licensed to write and reinsure life, annuity and accident and health business in the District of Columbia, Puerto Rico and all states except New York where it is only authorized as a reinsurer.

2. Summary of Significant Accounting Policies

     (a) Basis of Presentation: The financial statements of the Company have been prepared on the basis of generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

     (b) Investments: Fixed maturities available for sale, where the company may not have the ability or positive intent to hold these securities until maturity, are carried at current market value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations (CMOs). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at current market value. Dividend income is generally recognized when receivable. Short-term investments consist of interest bearing cash accounts and money market instruments, and are carried at cost, which approximates market.

          Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of deferred acquisition cost amortization and deferred income taxes in capital funds currently.

          Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income for the difference between cost or amortized cost and estimated net fair value.

          In January 2001, the Emerging Issues Task Force ("EITF") issued EITF 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its income statement for 2001 a cumulative effect of an accounting change adjustment loss of $26.3 million, net of tax.

     (b)  Investments:

          Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and an allowance for uncollectible loans. Interest income on such loans is accrued currently.

          Policy loans are carried at the aggregate unpaid principal balance. There is no allowance for policy loans, as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

          Other invested assets consist primarily of limited partnerships and other investments not classified elsewhere herein. These assets are recorded using the equity method, which approximates fair value.

     (c) Deferred Acquisition Costs ("DAC"): DAC consists of commissions and other costs that vary with and are primarily related to the production or acquisition of new business. Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Policy acquisition costs related to universal life and investment-type products (non-traditional products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, mortality and expense margins and surrender charges. The Company adjusts DAC amortization for non-traditional products (a "DAC unlocking") when estimates of current or future gross profits are revised. The DAC asset is reviewed at least annually for recoverability based on the profitability (both current and projected future) of the underlying contracts.

          With respect to the Company's variable life and annuity contracts, the assumption for the long-term annual net growth of the separate and variable account assets used by the Company in the determination of DAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

     (d) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns.

     (e) Premium Recognition and Related Benefits and Expenses: Premiums for traditional life insurance products are recognized when due. A liability for future policy benefits is recorded using the net level premium method.

          Amounts received for non-traditional products are classified as deposits to policyholders' contracts instead of revenue. Revenues for these contracts are included in premiums and other considerations and consist of mortality, expense and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortized DAC.

          For limited payment contracts, primarily the Company's life contingent annuities and terminal funding contracts, gross premiums are recorded as revenue when due and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to the amount of expected future benefit payments. Reserves for these contracts are based on estimates of the cost of future policy benefits.

          Premiums on accident and health premiums are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as unearned premiums.

          A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit (the GMDB) that varies by product. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company limits this risk through the use of reinsurance arrangements. The Company reports GMDB-related charges in the period incurred, and therefore does not record a liability for future benefits. GMDB-related variable annuity contractholder benefits were $4,383,759, $2,313,076 and $74,609 for the years ended December 31, 2002, 2001, and 2000, respectively.

     (f) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims, and, (2) an estimate, based upon prior experience, for accident and health claims reported and for incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

     (g) Separate and Variable Accounts: Separate and variable accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who predominantly bear the investment risk. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims, which arise out of any other business of the Company.

          The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the consolidated statements of income.

     (h) Reinsurance Assets: Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims.

     (i) Derivatives: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" (FAS
          133). In June 2000, FASB issued Statement of Financial Accounting Standards No. 138 "Accounting for Derivative Instruments and Hedging Activities-an amendment of SFAS Statement No. 133" (FAS 138).

          Together, these Statements require the Company to recognize all derivatives in the balance sheet at fair value. The financial statement recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction.

          On the date the derivative contract is entered into, the Company designates the derivative as a fair value hedge or cash flow hedge. It is a fair value hedge if it hedges subsequent changes in the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair value" hedge). It is a cash flow hedge if it hedges a forecasted transaction, or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge). The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a fair value hedge is recorded in current period earnings, along with the loss or gains on the hedged item attributed to the hedged risk. The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a cash flow hedge, is recorded in other comprehensive income until earnings are affected by the variability of cash flows.

          The Company documents all relationships between hedging instruments and hedged items, as well as its risk-management objectives and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as hedges to specific assets or liabilities on the balance sheet, or specific firm commitments. The Company also assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in fair values of hedged items.

          During 2002, there were no hedges that were discontinued or otherwise no longer qualify as hedges under FAS 133 and FAS 138. With respect to fair value hedges, hedge ineffectiveness was insignificant during 2002.

     (j)  Reclassifications:

          Certain amounts in the 2001 and 2000 financial statements have been reclassified to conform to the 2002 presentation. Such reclassifications had no effect on capital funds, net income (loss) or cash flows.

     (k)  New Accounting Standards:

          In June 2001, FASB issued Statement of Financial Accounting Standards No. 142 "Goodwill and Other Intangible Assets" (FAS 142). As of January 1, 2002, the Company adopted FAS 142. FAS 142 requires the Company to discontinue the amortization of goodwill in its statements of income. FAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

          The assessment of impairment involves a two-step process prescribed in FAS 142; whereby an initial assessment form potential impairment is performed, followed by a measurement of the amount of impairment, if any. FAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of change in accounting principles. The impact of the adoption of FAS 142, with respect to the Company's results of operations and financial condition was not deemed significant.

          In November 2002, FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" (FIN45). FIN45 requires that, for guarantees within its scope that are issued or amended after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be established and recognized through earnings. FIN45 also requires additional disclosures in financial statements starting with the Company's 2002 year-end financial statements. The Company believes that the impact of FIN45 on its results of operations and financial condition will not be significant.

          In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN46). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN 46 and is called a Variable Interest Entity (VIE) if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under existing guidance. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both.

          The provisions of FIN46 are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that is acquired before February 1, 2003, FIN46 applies to the fiscal quarter ended September 30, 2003. For any VIEs that must be consolidated under FIN46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

          The Company is currently evaluating the impact of applying FIN46 to existing VIEs in which it has a variable interest, if any, and believes that the impact on its results of operations and financial condition will not be significant.

3. Investment Information

     (a) Statutory Deposits: Securities with a carrying value of $3,127,000 and $3,105,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 2002 and 2001, respectively.

     (b) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                                     Years ended December 31,
                                                           --------------------------------------------
                                                              2002              2001            2000
                                                           ----------        ----------       ---------
        Fixed maturities                                   $655,148          $548,437         $394,705
        Equity securities                                     2,722             3,580            3,638
        Mortgage loans                                       28,360            30,075           31,171
        Real estate                                               -               937            2,331
        Policy loans                                         24,836            33,722           50,242
        Cash and short-term investments                       1,702             6,779            9,677
        Other invested assets                                15,224            14,029            9,266
                                                           --------          --------         --------
                  Total investment income                   727,992           637,559          501,030
        Investment expenses                                   2,517             6,866            5,733
                                                           --------          --------         --------

                  Net investment income                    $725,475          $630,693         $495,297
                                                           ========          ========         ========

     (c) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2002, 2001 and 2000 are summarized below (in thousands):

                                                                                       Years ended December 31,
                                                                             --------------------------------------------
                                                                                2002              2001             2000
                                                                             ---------         ----------        --------
        Realized gains (losses) on investments:

        Fixed maturities                                                     $ (93,183)         $ (8,269)        $(28,173)
        Equity securities                                                       (7,304)            2,605              312
        Real estate                                                                  -             5,292             (238)
        Other invested assets                                                  (50,937)           26,197                -
                                                                             ---------          --------         --------
        Realized gains (losses)                                              $(151,424)         $ 25,825         $(28,099)
                                                                             =========          ========         ========

        Change in unrealized appreciation (depreciation) of investments:
        Fixed maturities                                                     $ 288,718          $147,596         $ 72,876
        Equity securities                                                        7,976            (7,014)           1,411
        Other invested assets                                                        -           (69,416)          69,416
        Deferred policy acquisition costs                                      (41,706)                -                -
        Derivative asset                                                       (44,223)           (8,512)               -
                                                                             ---------          --------         --------
        Change in unrealized appreciation
            (depreciation) of investments                                    $ 210,765          $ 62,654         $143,703
                                                                             =========          ========         ========


          During 2002, 2001 and 2000, gross gains of $101,318,000, $92,757,000, and $7,950,000, respectively, and gross losses of $194,501,000, $101,026,000, and $36,123,000, respectively, were realized on dispositions of fixed maturity investments. The 2002, 2001 and 2000 losses include writedowns of $78,430,000, $12,000,000 and $12,152,610, respectively, for certain securities available for sale, which experienced a decline in value that was deemed other than temporary.

          During 2002, 2001 and 2000, gross gains of $465,000, $2,605,000, and
          $320,000, respectively, and gross losses of $7,769,000, $0, and $8,000, respectively, were realized on disposition of equity securities.

     (d)  Market Value of Fixed Maturities and Unrealized Appreciation of
          Investments: The amortized cost and estimated market values of investments in fixed maturities at December 31, 2002 and 2001 are as follows (in thousands):

                                                                             Gross           Gross         Estimated
                                                         Amortized         Unrealized     Unrealized         Market
        2002                                               Cost              Gains           Losses           Value
        ----                                          --------------     -------------   -------------    -------------
        Fixed maturities:
          U.S. Government and government
              agencies and authorities                   $   98,306        $  15,175        $     18       $  113,463
          Foreign Governments                                16,004              713               3           16,714
          States, municipalities and
              political subdivisions                         66,092           10,887               -           76,979
          Mortgage-backed securities                      1,024,518           73,394           1,121        1,096,791
          All other corporate                             8,123,655          506,975         283,955        8,346,655
                                                         ----------        ---------        --------       ----------

        Total fixed maturities                           $9,328,555        $ 607,144        $285,097       $9,650,602
                                                         ==========        =========        ========       ==========

        Equity securities                                $   30,409        $   2,348        $     51       $   32,706
                                                         ==========        =========        ========       ==========

                                                                             Gross            Gross        Estimated
                                                         Amortized        Unrealized        Unrealized       Market
        2001                                               Cost               Gains          Losses           Value
        ----                                          --------------     -------------   -------------    ----------
        Fixed maturities:
          U.S. Government and government
              agencies and authorities                   $   64,114         $  9,470        $    113      $    73,471
          States, municipalities and
              political subdivisions                         68,729            7,418              18           76,129
          Mortgage-backed securities                      1,109,329           21,329          18,452        1,112,206
          All other corporate                             7,466,960          201,041         187,346        7,480,655
                                                         ----------         --------        --------      -----------

        Total fixed maturities                           $8,709,132         $239,258        $205,929      $ 8,742,461
                                                         ==========         ========        ========      ===========

        Equity securities                                $   49,184         $  1,458        $  7,137      $    43,505
                                                         ==========         ========        ========      ===========

          The amortized cost and estimated market value of fixed maturities, available for sale at December 31, 2002, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                             Estimated
                                                           Amortized           Market
                                                              Cost             Value
                                                         -------------     ------------

        Due in one year or less                           $   513,826       $   530,524
        Due after one year through five years               2,724,545         2,820,240
        Due after five years through ten years              2,601,401         2,688,523
        Due after ten years                                 3,488,783         3,611,315
                                                          -----------       -----------

                                                          $ 9,328,555       $ 9,650,602
                                                          ===========       ===========

     (e) Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) at December 31 are as follows:

                                                                 2002             2001              2000
                                                             -----------      -----------       -----------
        Gross unrealized gains                                $ 609,492        $ 240,716         $ 142,326
        Gross unrealized losses                                (285,148)        (213,006)         (255,258)
        DAC adjustments                                         (41,706)              -                  -
        Deferred income tax benefit (expense)                  (101,750)          (9,677)           39,526
                                                              ---------        ---------         ---------
        Net unrealized gains (losses)                         $ 180,888        $  18,033         $ (73,406)
                                                              =========        =========         =========


     (f) CMOs: CMOs are primarily U.S. Government and Government agency backed and triple A-rated securities. CMOs are included in other corporate fixed maturities. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 2002 and 2001.

          At December 31, 2002, the gross weighted average of the coupon of this portfolio was 6.45.

     (g) Fixed Maturities Below Investment Grade: At December 31, 2002 and 2001, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $878,045,000 and $585,024,000, respectively, and an aggregate market value of $729,487,000 and $524,733,000, respectively.

     (h) Non-income Producing Assets: Non-income producing assets were insignificant.

     (i) Investments Greater than 10% Equity: There were no investments in other companies where the market value exceeded 10% of the Company's total capital funds at December 31, 2002.

4.  Deferred Policy Acquisition Costs

     The following reflects deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands).

                                                                Years ended December 31,
                                                     ---------------------------------------------
                                                        2002             2001              2000
                                                     ----------        --------          ---------
      Balance at beginning of year                     $457,694         $328,123          $277,179
      Acquisition costs deferred                         51,983          167,004            92,134
      Amortization charged to income                    (76,703)         (37,433)          (41,190)
      Effect of net unrealized gains/(losses)           (41,706)               -                 -
      DAC transfer for terminated reinsurance            (5,010)               -                 -
                                                       --------         --------          --------
      Balance at end of year                           $386,258         $457,694          $328,123
                                                       ========         ========          ========

     For the year ended December 31, 2002, the Company recorded an adjustment to deferred policy acquisition costs with respect to non-traditional products as a result of changes in the net unrealized gains or losses on debt and equity securities available for sale. That is, as fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred policy acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale that is recorded directly to other comprehensive income. Similar adjustments have not been recorded in prior years as the comparable amounts were not material to the deferred policy acquisition costs balances or equity.

     During 2002, the Company terminated a YRT reinsurance treaty with an affiliate relating to certain assumed group accident and health business. The Company released deferred policy acquisition costs totaling $5.0 million recorded with respect to this treaty.

5. Future Policy Benefits and Policyholder Contract Deposits

     (a) The analysis of the future policy benefits and policyholder contract deposits at December 31, 2002 and 2001 follows (in thousands):

                                                              2002                     2001
                                                         -------------            -------------
        Future policy benefits:
        Ordinary life                                   $    70,289                $    53,593
        Group life                                           10,981                     12,879
        Life contingent annuities                         1,028,891                  1,029,190
        Terminal funding                                  1,136,492                  1,109,872
        Accident and health                                  87,133                     60,821
                                                        -----------                -----------
                                                        $ 2,333,786                $ 2,266,355
                                                        ===========                ===========


                                                            2002                       2001
                                                        -----------                -----------
        Policyholder contract deposits:
        Annuities                                       $ 3,977,704                $ 3,274,668
        Universal life                                      370,328                    320,835
        Guaranteed investment contracts (GICs)            1,632,587                  1,909,285
        Corporate owned life insurance                    1,607,257                  1,532,866
        Other investment contracts                           24,777                     12,089
                                                        -----------                -----------
                                                        $ 7,612,653                $ 7,049,743
                                                        ===========                ===========

     (b) The liability for future policy benefits has been established based upon the following assumptions:

          (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 8.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 9.5 percent and grade to not greater than 7.5 percent.

          (ii) Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated 7.2 percent.

     (c) The liability for policyholder contract deposits has been established based on the following assumptions:

          (i) Interest rates credited on deferred annuities vary by year of issuance and range from 3.0 percent to 6.8 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 3.0 percent to 10.0 percent grading to zero over a period of 5 to 10 years.

          (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 5.2 percent to 7.8 percent and maturities range from 3 to 7 years.

          (iii) Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2001 was 5.76 percent.

          (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 4.9 percent to 7.25 percent and guarantees ranging from 4.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 11.0 percent of the fund balance and grade to zero over a period not longer than 20 years.


6. Income Taxes

     (a)  Income tax liabilities were as follows (in thousands):

                                                                   Years ended December 31,
                                                              -----------------------------------
                                                                  2002                     2001
                                                              -----------               ---------

         Current tax liabilities (receivables)                $  (20,833)               $   5,552
         Deferred applicable to:
             Net income                                           38,464                   64,359
             Net unrealized investment gains                      69,664                   (2,319)
                                                               ---------                ---------
        Deferred tax liabilities                                 108,128                   62,040
                                                               ---------                ---------
                  Income taxes payable                         $  87,295                $  67,592
                                                               =========                =========


     The components of deferred tax assets and liabilities were as follows (in thousands):

                                                                            Years ended December 31,
                                                                      ---------------------------------
                                                                         2002                   2001
                                                                      ----------             ----------
         Deferred tax assets:
           Basis differential of investments                          $ (12,276)             $  (7,104)
           Policy reserves                                              (82,957)               (40,311)
           Net unrealized losses on debt and equity securities
                available for sale                                          -                   (2,319)
           Other                                                         (8,489)               (15,023)
                                                                      ---------              ---------
                                                                       (103,722)               (64,757)
          Deferred tax liabilities:
            Basis differential of investments                                                        -
            Deferred policy acquisition costs                           142,062                116,517
            Net unrealized appreciation on debt and equity
                 securities available for sale                           69,665                      -
            Other                                                           123                 10,280
                                                                      ---------              ---------
                                                                        211,850                126,797
                                                                       --------                -------
         Net deferred tax liabilities                                 $ 108,128              $  62,040
                                                                      =========              =========

     (b) Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus". At December 31, 2002, the Company had approximately $2,204,000 of policyholders' surplus on which no payment of federal income taxes will be required unless it is distributed as a dividend or under other specified conditions. Barring the passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $771,400.

     (c)  Components of income tax expense were as follows (in thousands):

                                                                       Years ended December 31,
                                                         ---------------------------------------------------
                                                           2002                  2001                2000
                                                         ---------             --------            ---------
          Current expense                                $  20,558             $ 11,536            $ (2,105)
          Deferred expense:
             Deferred policy acquisition cost               16,305               18,977              21,711
             Policy reserves                                27,809               19,174              12,501
             Basis differential of investments             (15,315)               1,744               2,653
             Prior year tax true-ups                       (30,443)                (740)              2,562
             Transition costs                                    -              (11,791)                  -
             Realized gains                                (26,868)               2,264              (4,335)
             Other, net                                     (2,020)              (6,017)             (4,691)
                                                         ---------              -------            --------
          Total deferred                                   (30,532)              23,611              30,401
                                                         ---------              -------            --------

          Income tax expense (benefit)                   $  (9,974)            $ 35,147            $ 28,296
                                                         =========             ========            ========


     Prior year tax true-up's for 2002 relate primarily to the tax return-to-provision true-up's on investments, realized capital gains and reserves. A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below (in thousands):

                                                                       Years ended December 31,
                                                        ----------------------------------------------------
                                                           2002                 2001                  2000
                                                        ---------             --------              --------
        Income tax at statutory percentage
          of GAAP pretax income                         $ (8,224)             $37,514               $28,589
        State income tax                                       -                  201                    96
        Dividends received deduction                        (630)                   -                     -
        Prior year tax true-up                            (1,125)                   -                     -
        Other                                                  5               (2,568)                 (389)
                                                        --------              -------               -------
        Income tax expense (benefit)                    $ (9,974)             $35,147               $28,296
                                                        ========              =======               =======


     (d) Income taxes paid amounted to approximately $46,966,000, $(8,708,000), and $(11,621,000) in 2002, 2001, and 2000, respectively.

     (e) The Internal Revenue Service (IRS) is currently examining the Parent's tax return for the tax years 1989 to 1999. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

     The Company has a written agreement with the Parent under which each subsidiary agrees to pay the Parent an amount equal to the consolidated federal income tax expense, multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. The Parent agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

7. Commitments and Contingencies

     The Company, in common with the insurance industry in general, is subject to litigation, including claims for punitive damages, in the normal course of their business. The Company does not believe that such litigation will have a material effect on its operating results and financial condition. However, the recent trend of increasing jury awards and settlements makes it somewhat more difficult to assess the ultimate outcome of such litigation.

     The Company has entered into various partnership agreements that require the Company to make capital contributions totaling $123,045,000. As of December 31, 2002, the Company had made capital contributions totaling $79,726,000 relating to these agreements.

8. Derivative Financial Instruments

     (a) Use of Derivative Financial Instruments: The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call and put options). The Company is neither a dealer nor a trader in derivative financial instruments.

          Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income or shareholder's equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net unrealized investment gains (losses).

     (b) Interest Rate and Currency Swap Agreements: Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases.

          Currency swap agreements are used to convert cash flow from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

          The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

          The fair values of swap agreements are recognized in the balance sheets if the hedge investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in capital funds, consistent with the treatment of the related investment security.

          For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

          Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

          Interest rate and currency swap agreements related to investment securities at December 31 were as follows (in millions):

                                                                                              2002
                                                                                            --------
           Interest rate swap agreements to receive float rate:
             Notional amount                                                                $ 554.5
             Average receive rate                                                             1.45%
             Average pay rate                                                                 3.56%

          Currency swap agreements (receive U.S. dollars/pay Koruna):
             Notional amount (in U.S. dollars)                                               $ 52.4
             Average exchange rate                                                            27.94

          Currency swap agreements (receive U.S. dollars/pay Euro dollars):
             Notional amount (in U.S. dollars)                                               $ 51.1
             Average exchange rate                                                            0.877

          Currency swap agreements (receive U.S. dollars/pay Japanese Yen):
             Notional amount (in U.S. dollars)                                               $ 58.3
             Average exchange rate                                                            54.05


     (c) Credit and Market Risk: Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations or financial position.

          The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

9. Fair Value of Financial Instruments

     (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" (FASB 107) requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, quoted market prices were not available and other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. FASB 107 excludes certain financial instruments, including those related to insurance contracts.

          The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

          Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.

          Fixed maturity securities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

          Equity securities: Fair values for equity securities were based upon quoted market prices.

          Mortgage loans on real estate and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans was not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

          Investment contracts: For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, estimated fair values are derived using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

          Other invested assets: Fair value of other invested assets is based upon the fair-value of the net assets of these investments as determined by the general partners.

          Separate and variable accounts; Separate and variable accounts are carried at the quoted market value of the underlying securities. The liabilities for these amounts are equal to the account assets.

          Derivatives: Fair values for derivative assets and liabilities were based upon quoted market prices.

     (b) The fair value and carrying amounts of financial instruments are as follows (in thousands):

                                                         Fair                Carrying
        2002                                             Value                Amount
        ----                                          -----------          -----------
        Cash and short-term investments               $    44,788          $    44,788
        Fixed maturities                                9,650,602            9,650,602
        Equity securities                                  32,706               32,706
        Mortgage and policy loans                         741,778              691,427

        Investment contracts                            5,856,152            5,610,291

        Other invested assets                             102,958              102,958
        Separate and variable accounts                  2,869,349            2,869,349
        Derivatives                                        15,009               15,009


                                                         Fair                 Carrying
        2001                                             Value                 Amount
        ----                                          -----------          -----------
        Cash and short-term investments               $   178,979          $   178,979
        Fixed maturities                                8,742,461            8,742,461
        Equity securities                                  43,505               43,505
        Mortgage and policy loans                         698,919              679,573

        Investment contracts                          $ 5,398,808          $ 5,183,953

        Other invested assets                         $   173,374          $   173,374
        Separate and variable accounts                  3,422,782            3,422,782
        Derivatives                                           643                  643


10.  Capital Funds

     (a) The Board of Directors is authorized to issue up to 1,000,000 shares of preferred stock that may be issued in one or more series and with such stated value and terms as may be determined by the Board of Directors. There were 250 Series A preferred shares with a par value of $100,000 authorized, issued and outstanding at December 31, 2002 and 2001. The holder is Series A preferred stock is entitled to cumulative dividends at a rate which is recalculated on a quarterly basis. Common stock dividends may not be paid unless provision has been made for payment of Series A preferred dividends. The Series A preferred stock has not additional voting rights. The terms of the Series A preferred stock include the right of the Company to redeem all shares at par value any time at the option of the Company.

     (b) The maximum stockholder dividend, which can be paid without prior regulatory approval, is limited to an amount that is based on restrictions relating to statutory surplus. During 2002 and 2001, the Company paid dividends of $12,934,000 and $0, respectively, to its stockholders.

     (c) The Company's capital funds, as determined in accordance with statutory accounting practices, were $433,998,000 at December 31, 2002 and $448,546,000 at December 31, 2001. Statutory net loss amounted to $(80,001,000), $(139,231,000) and $(18,742,000) for 2002, 2001 and
          2000, respectively. These financial statements vary in certain respects from those prepared using statutory accounting practices prescribed or permitted by the Delaware Insurance Department.

          The significant differences are: (1) statutory financial statements do not reflect fixed maturities available for sale at market value; (2) policy acquisition costs, charged against operations as incurred for regulatory purposes, have been deferred and are being amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves based on statutory requirements have been adjusted based upon mortality, lapse and interest assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes have been provided for temporary differences between the bases of assets and liabilities for financial reporting purposes and tax purposes without the limitations required for statutory purposes; (5) for regulatory purposes, future policy benefits, policyholder contract deposits, policy and contract claims and reserve for unearned premiums are presented net of ceded reinsurance; and (6) an asset valuation reserve and interest maintenance reserve using National Association of Insurance Commissioners (NAIC) formulas are set up for regulatory purposes. In 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification") guidance, which replaced the Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, such as deferred income taxes.

     (d) The Company received a capital contribution from the Parent in the amount of $59,000,000 during 2002. The contribution was received by the Company subsequent to December 31, 2002.

11. Employee Benefits

     (a) The Company participates with its affiliates in a qualified, non-contributory, defined benefit pension plan, which is administered by the Parent. All qualified employees who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service. Pension expense for current service costs, retirement and termination benefits for the years ended December 31, 2002, 2001 and 2000 were approximately $2,000, $0, and $1,000, respectively. The Parent's plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. The projected benefit obligations exceeded the plan assets at December 31, 2002 by $449,000,000.

          The Parent has adopted a Supplemental Executive Retirement Program (Supplemental Plan) to provide additional retirement benefits to designated executives and key employees. Under the Supplemental Plan, the annual benefit, not to exceed 60 percent of average final compensation, accrues at a percentage of average final pay multiplied for each year of credited service reduced by any benefits from the current and any predecessor retirement plans, Social Security, if any, and from any qualified pension plan of prior employers. The Supplemental Plan also provides a benefit equal to the reduction in benefits payable under the AIG retirement plan as a result of Federal limitations on benefits payable thereunder. Currently, the Supplemental Plan is unfunded.

     (b) The Parent also sponsors a voluntary savings plan for domestic employees (a 401(k) plan), which, during the three years ended December 31, 2002, provided for salary reduction contributions by employees and matching contributions by the Parent of up to 6 percent of annual salary depending on the employees' years of service.

     (c) In addition to the Parent's defined benefit pension plan, the Parent and its subsidiaries provide a post-retirement benefit program for medical care and life insurance. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and reaching a specified age.

     (d) The Parent applies APB Opinion 25 "Accounting for Stock Issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of the Parent. In general, under the stock option plan, officers and other key employees are granted options to purchase the Parent's common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase the Parent's common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. The Parent has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FAS 123 "Accounting for Stock-Based Compensation"(FAS 123), was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and, therefore, are not presented herein. Disclosures required by FAS 123 are included in the Annual Report of the Parent.

12. Leases

     (a) The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 2002, the future minimum lease payments under operating leases were as follows (in thousands):

                 Year                                           Payment
                 ----                                           -------
                 2003                                            $2,961
                 2004                                             2,479
                 2005                                                 5
                 2006 and later years                                 -
                                                                 ------
                 Total                                           $5,445
                                                                 ======

          Rent expense approximated $4,132,000, $4,588,000, and $5,579,000 for the years ended December 31, 2002, 2001 and 2000, respectively.

13. Reinsurance

     (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

          The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 13). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                                                                                                 Percentage
                                                                                                                  of Amount
                                                                                                                   Assumed
       December 31, 2002                     Gross             Ceded          Assumed               Net             to Net
       -----------------                  ------------     ------------     ------------        -----------     -------------
        Life Insurance in Force           $44,235,453      $11,531,806      $     32,236        $32,735,883           0.1%
                                           ==========       ==========       ===========         ==========
        Premiums:
          Life                            $   145,331      $    30,205      $          -        $   115,126             -
          Accident and Health                 318,180          308,749            33,659             43,090          78.1%
          Annuity                             121,882                -                 -            121,882             -
                                         ------------------------------  ---------------        -----------
        Total Premiums                    $   585,393      $   338,954      $     33,659        $   280,098          12.0%
                                         ============     ============       ===========       ============


                                                                                                                 Percentage
                                                                                                                  of Amount
                                                                                                                   Assumed
       December 31, 2002                     Gross             Ceded          Assumed               Net             to Net
       -----------------                  ------------     ------------     ------------        -----------     -------------
        Life Insurance in Force           $45,364,330      $ 9,537,790      $     39,963        $35,866,503           0.1%
                                          ===========      ===========      ============        ===========
        Premiums:
          Life                            $   144,436      $    24,669      $        499        $   120,266           0.4%
          Accident and Health                 292,618          158,574           193,547            327,591          59.1%
          Annuity                             568,153                -                 -            568,153             -
                                          -----------      -----------      ------------        -----------
        Total Premiums                    $ 1,005,207      $   183,243      $    194,046        $ 1,016,010          19.1%
                                          ===========       ==========      ============        ===========

                                                                                                                 Percentage
                                                                                                                  of Amount
                                                                                                                   Assumed
       December 31, 2002                     Gross             Ceded          Assumed               Net             to Net
       -----------------                  ------------     ------------     ------------        -----------     -------------
        Life Insurance in Force           $40,120,366      $ 6,623,273       $    20,136        $33,517,229           0.1%
                                          ===========      ===========       ===========        ===========
        Premiums:
          Life                            $   523,382      $    18,220       $     1,676        $   506,838           0.3%
          Accident and Health                 241,019          124,806           201,825            318,038          63.5%
          Annuity                             138,972                -                 -            138,972              -
                                          -----------      -----------       -----------        -----------
        Total Premiums                    $   903,373      $   143,026       $   203,501        $   963,848          21.1%
                                          ===========      ===========       ===========        ===========

     (b) The maximum amount retained on any one life by the Company is $2,500,000.

     (c) Reinsurance recoveries, which reduced death and other benefits, approximated $155,038,000 and $150,795,000 respectively, for each of the years ended December 31, 2002 and 2001.

          The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements

14. Transactions with Related Parties

     (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 2002 increased to $253,462,000 and $19,671,000, respectively due to the Company's transfer of a block of group accident and health business to National Union Fire Insurance Company of the Domestic Brokerage Group effective January 1, 2002. Premium income and commission ceded for 2001 amounted to $657,000 and $4, respectively. Premium income and commission ceded to affiliates amounted to $769,000 and $0 for the year ended December 31, 2000.

          Premium income and ceding commission expense assumed from affiliates decreased to $0 and $40,000, respectively, for 2002, compared to $186,371,000 and $33,126,000, respectively, for 2001, and $188,893,000 and $39,376,000, respectively for 2000. The decrease was due to the termination as of January 1, 2002 of the reinsurance agreement under which the Company assumed business from American Home Assurance Company.

     (b) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2002, 2001 and 2000, the Company was charged $48,756,000, $44,167,000 and $46,726,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $17,155,000, $21,588,000 and $24,359,000, respectively, for costs incurred by the Company but attributable to affiliates.

     (c) Effective January 1, 2002, the Company transferred a block of Group A&H business to National Fire Insurance Company of the Domestic Brokerage Group, an affiliated insurer. Written premium on this block was approximately $151,500,000 as of December 31, 2001.

15. Restructuring Charges

          In connection with the Parent's merger with American General Corporation during 2001, the Company incurred $34,700,000 in restructuring costs. Included in this amount is $20,900,000 of employee severance and termination related benefits. Of the total restructuring charges, approximately $31,700,000 has been paid as of December 31, 2002. The balance is included in Other Liabilities.

                            PART C: OTHER INFORMATION

Item 27. Exhibits

(a)  Board of Directors Resolution.

     (1) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable life insurance contracts, as well as for variable and fixed annuity contracts. (1)

     (2) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated September 12, 1995, amending in its entirety the resolution previously passed by the Board of Directors on June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable life insurance contracts, as well as for variable and fixed annuity contracts. (5)

(b)  Custodian Agreements. Inapplicable

(c)  Underwriting Contracts.

     (1) Distribution Agreement between AIG Life Insurance Company and American General Equity Services Corporation, effective May 1, 2003. (7)

(d)  Contracts.

     (1) Form of Group Flexible Premium Variable Life Insurance Policy - Non-Participating, Form No. 11GVULD997. (2)

     (2) Form of Group Flexible Premium Variable Life Insurance Certificate, Form No. 16GVULD997. (2)

(e)  Applications.

     (1) Form of Application for Group Flexible Premium Variable Life Insurance Policy, Form No. 14COLI400. (7)

     (2) Form of Supplemental Application for Life Insurance, Form No. 14GVSUP997. (Filed herewith)

     (3)  Form of Subaccount Transfer Request form. (Filed herewith)

     (4)  Form of Premium Allocation form. (Filed herewith)

     (5)  Form of Loan/Surrender Request form. (Filed herewith)

     (6)  Form of Dollar Cost Averaging Request form. (Filed herewith)

     (7)  Form of Change Request form. (7)

(f)  Depositor's Certificate of Incorporation and By-Laws.

     (1)  Bylaws of AIG Life Insurance Company as of March 2000. (4)

     (2) Certificate of Incorporation of AIG Life Insurance Company, dated December 6, 1991. (1)

     (3) Restated Certificate of Incorporation of AIG Life Insurance Company, dated December 6, 1991. (1)

     (4) Certificate of Amendment of Certificate of Incorporation of AIG Life Insurance Company, dated December 3, 2001. (7)

(g)  Reinsurance Contracts. Inapplicable

(h)  Participation Agreements.

     (1)(a) Form of Participation Agreement by and between VALIC Company I, The Variable Annuity Life Insurance Company and AIG Life Insurance Company. (7)

     (1)(b) Form of Amendment No. 1 to Participation Agreement by and between VALIC Company I, The Variable Annuity Life Insurance Company and AIG Life Insurance Company. (7)

     (2)(a) Form of Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP and AIG Life Insurance Company. (6)

     (2)(b) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.), Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.), Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP) and AIG Life Insurance Company, dated October 1, 2001. (7)

     (3)(a) Form of Participation Agreement among Alliance Variable Products Series Fund, Inc., Alliance Fund Distributors, Inc. and AIG Life Insurance Company. (7)

     (3)(b) Form of Amendment to Participation Agreement among Alliance Variable Products Series Fund, Inc. and AIG Life Insurance Company. (7)

     (4)(a) Form of Participation Agreement by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and AIG Life Insurance Company. (Filed herewith)

     (4)(b) Form of Amendment to Participation Agreement by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and AIG Life Insurance Company, effective May 1, 2001. (Filed herewith)

     (5)(a) Form of Shareholder Services Agreement by and between American Century Investment Services, Inc. and AIG Life Insurance Company. (Filed herewith)

     (5)(b) Form of Amendment No. 1 to Shareholder Services Agreement by and between American Century Investment Services, Inc. and AIG Life Insurance Company, effective January 1, 2001. (Filed herewith)

     (6)(a) Form of Participation Agreement by and among Credit Suisse Warburg Pincus Trust, Credit Suisse Asset Management, LLC, Credit Suisse Asset Management Securities, Inc. and AIG Life Insurance Company. (Filed herewith)

     (7)(a) Form of Administrative Services Agreement by and among Credit Suisse Asset Management, LLC and AIG Life Insurance Company. (Filed herewith)

     (8)(a) Form of Participation Agreement by and among Merrill Lynch Variable Series Funds, Inc., FAM Distributors, Inc. and AIG Life Insurance Company. (Filed herewith)

     (9)(a) Form of Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and AIG Life Insurance Company. (Filed herewith)

     (10)(a) Form of Fund Participation Agreement by and between J.P. Morgan Series Trust II and AIG Life Insurance Company. (Filed herewith)

     (11)(a) Form of Participation Agreement by and among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and AIG Life Insurance Company. (Filed herewith)

     (12)(a) Form of Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and AIG Life Insurance Company. (Filed herewith)

     (12)(b) Form of Amendment to Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and AIG Life Insurance Company, dated July 23, 1999. (Filed herewith)

     (12)(c) Form of Fifth Amendment to Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and AIG Life Insurance Company, dated January 2, 2001. (Filed herewith)

     (13)(a) Form of Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AIG Life Insurance Company. (Filed herewith)

     (13)(b) Form of Amendment to Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AIG Life Insurance Company, dated July 23, 1999. (Filed herewith)

     (13)(c) Form of Fifth Amendment to Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AIG Life Insurance Company, dated January 2, 2001. (Filed herewith)

     (14)(a) Form of Participation Agreement by and among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AIG Life Insurance Company. (Filed herewith)

(i)  Administrative Contracts.

     (1) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company. (7)

     (2) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated May 21, 1975. (7)

     (3) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated September 23, 1975. (7)

     (4) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated December 30, 1998. (7)

     (5) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company. (7)

(j)  Other Material Contracts. None

(k)  Legal Opinion.

     (1) Opinion and Consent of Kenneth D. Walma, Vice President and Counsel, AIG Life Insurance Company. (3)

(l)  Actuarial Opinion.

     (1)  Opinion and Consent of AIG Life Insurance Company's actuary. (3)

     (2)  Opinion and Consent of AIG Life Insurance Company's actuary. (7)

(m)  Calculation. None

(n)  Other Opinions.

     (1) Consent of Independent Accountants, PricewaterhouseCoopers LLP. (Filed herewith)

(o)  Omitted Financial Statements. None

(p)  Initial Capital Agreements. None

(q)  Redeemability Exemption.

     (1) Memorandum Regarding Procedures including Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e- 3(T)(b)(12)(iii) under the Investment Company Act of 1940. (1)

----------------------------------

(1) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 033-90684) of Variable Account II of AIG Life Insurance Company filed on October 27, 1998.

(2) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on March 13, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 8 to Form S-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on May 1, 2002.

(4) Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 033-39171) of Variable Account I of AIG Life Insurance Company filed on April 28, 2000.

(5) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on February 7, 2003.

(6) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on December 28, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on April 25, 2003.

Item 28. Directors and Officers of the Depositor

 Name and Principal        Positions and Offices with Depositor
  Business Address         AIG Life Insurance Company
---------------------      -----------------------------------------------------

Rodney O. Martin, Jr.      Director, Chairman of the Board of Directors,
2929 Allen Parkway         President and Chief Executive Officer
Houston, TX 77019

M. Bernard Aidinoff        Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

 Name and Principal        Positions and Offices with Depositor
  Business Address         AIG Life Insurance Company
---------------------      -----------------------------------------------------

David J. Dietz             Director and Chairman
830 Third Avenue
New York, NY 10022

David L. Herzog            Director, Chief Financial Officer and Chief Operating
2929 Allen Parkway         Officer
Houston, TX 77019

Richard A. Hollar          Director, President and Chief Executive Officer
750 West Virginia Street
Milwaukee, WI 53204

Royce G. Imhoff, II        Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Nicholas A. O'Kulich       Director and Vice Chairman of the Board of Directors
70 Pine Street
New York, NY 10270

Ernest T. Patrikis         Director
70 Pine Street
New York, NY 10270

Gary D. Reddick            Director and Chief Administrative Officer
2929 Allen Parkway
Houston, TX 77019

Martin J. Sullivan         Director
70 Pine Street
New York, NY 10270

Willam M. Keeler           President and Chief Executive Officer
3600 Route 66
Neptune, NJ 07754

Thomas L. Booker           President
2727 Allen Parkway
Houston, TX 77019

 Name and Principal        Positions and Offices with Depositor
  Business Address         AIG Life Insurance Company
---------------------      -----------------------------------------------------

J. Andrew Kalbaugh         President
2727 Allen Parkway
Houston, TX 77019

Lawrence J. O'Brien        President
2727 Allen Parkway
Houston, TX 77019

Richard J. Miller          Chief Executive Officer
2727 Allen Parkway
Houston, TX 77019

Anne E. Bossi              Executive Vice President
3600 Route 66
Neptune, NJ 07754

James A. Galli             Executive Vice President
830 Third Avenue
New York, NY 10022

Paul L. Mistretta          Executive Vice President
2727-A Allen Parkway
Houston, TX 77019

James W. Weakley           Executive Vice President
2929 Allen Parkway
Houston, TX 77019

David R. Armstrong         Senior Vice President
3600 Route 66
Neptune, NJ 07754

Erik A. Baden              Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Wayne A. Barnard           Senior Vice President
2929 Allen Parkway
Houston, TX 77019

 Name and Principal        Positions and Offices with Depositor
  Business Address         AIG Life Insurance Company
---------------------      -----------------------------------------------------

Robert M. Beuerlein        Senior Vice President and Chief Actuary
2727-A Allen Parkway
Houston, TX 77019

Patricia A. Bosi           Senior Vice President
3600 Route 66
Neptune, NJ 07754

Rebecca G. Campbell        Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Jeffrey H. Carlson         Senior Vice President and Chief Information Officer
2727 Allen Parkway
Houston, TX 77019

Phillip L. Chapman         Senior Vice President
3600 Route 66
Neptune, NJ 07754

Pauletta P. Cohn           Senior Vice President and Co-General Counsel
2929 Allen Parkway
Houston, TX 77019

Larry A. Compton           Senior Vice President
One Woodfield Lake
Schaumburg, IL 60173

Robert M. Goldbloom        Senior Vice President
70 Pine Street
New York, NY 10270

William F. Guterding       Senior Vice President
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr.     Senior Vice President, Treasurer and Comptroller
2727-A Allen Parkway
Houston, TX 77019

 Name and Principal        Positions and Offices with Depositor
  Business Address         AIG Life Insurance Company
---------------------      -----------------------------------------------------

S. Douglas Israel          Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings           Senior Vice President and Co-General Counsel
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson          Senior Vice President and Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller             Senior Vice President
2727 Allen Parkway
Houston, TX 77019

William J. Leary           Senior Vice President
3600 Route 66
Neptune, NJ 07754

Simon J. Leech             Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Kent D. Major              Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Randy J. Marash            Senior Vice President
3600 Route 66
Neptune, NJ 07754

Mark R. McGuire            Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Terence McSweeney          Senior Vice President
3600 Route 66
Neptune, NJ 07754

 Name and Principal        Positions and Offices with Depositor
  Business Address         AIG Life Insurance Company
---------------------      -----------------------------------------------------

Laura W. Milazzo           Senior Vice President
2727 Allen Parkway
Houston, TX 77019

A. Hasan Qureshi           Senior Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

Dennis H. Roberts          Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Richard C. Schuettner      Senior Vice President
750 West Virginia Street
Milwaukee, WI 53204

James P. Sennett           Senior Vice President
2929 Allen Parkway
Houston, TX 77019

James P. Steele            Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Robert E. Steele           Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Alfred N. Thome            Senior Vice President
One Woodfield Lake
Schaumburg, IL 60173

Dan E. Trudan              Senior Vice President
750 West Virginia Street
Milwaukee, WI 53204

 Name and Principal        Positions and Offices with Depositor
  Business Address         AIG Life Insurance Company
---------------------      -----------------------------------------------------

Steven E. Zimmerman        Senior Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Edward F. Bacon            Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel             Vice President
2727 Allen Parkway
Houston, TX 77019

Walter E. Bednarski        Vice President
3600 Route 66
Neptune, NJ 07754

Michael B. Boesen          Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark E. Bolding            Vice President
2929 Allen Parkway
Houston, TX 77019

James B. Brown             Vice President
2727 Allen Parkway
Houston, TX 77019

Robert W. Chesner          Vice President
2929 Allen Parkway
Houston, TX 77019

Valerie A. Childrey        Vice President and Medical Director
750 West Virginia Street
Milwaukee, WI 53204

Mark E. Childs             Vice President
2727 Allen Parkway
Houston, TX 77019

 Name and Principal        Positions and Offices with Depositor
  Business Address         AIG Life Insurance Company
---------------------      -----------------------------------------------------

Robert M. Cicchi           Vice President
2727 Allen Parkway
Houston, TX 77019

Steven A. Dmytrack         Vice President
2929 Allen Parkway
Houston, TX 77019

Timothy M. Donovan         Vice President
2727 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi        Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

Frederick J. Garland, Jr.  Vice President
2727 Allen Parkway
Houston, TX 77019

Martin E. Goldman          Vice President
2727 Allen Parkway
Houston, TX 77019

Richard L. Gravette        Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer       Vice President
6363 Forest Park Road
Dallas, TX 75235

Joel H. Hammer             Vice President
1 Chase Manhattan
Place New York,
NY 10005

Craig H. Harrel            Vice President
2929 Allen Parkway
Houston, TX 77019

 Name and Principal        Positions and Offices with Depositor
  Business Address         AIG Life Insurance Company
---------------------      -----------------------------------------------------

D. Leigh Harrington        Vice President
2727 Allen Parkway
Houston, TX 77019

Neal C. Hasty              Vice President and Chief Underwriter
6363 Forest Park Road
Dallas, TX 75235

Thomas M. Hoffman          Vice President
70 Pine Street
New York, NY 10270

Keith C. Honig             Vice President
1 SunAmerica Center
Los Angeles, CA 90067

Walter P. Irby             Vice President
2727 Allen Parkway
Houston, TX 77019

Stephen C. Kennedy         Vice President
750 West Virginia Street
Milwaukee, WI 53204

Gary J. Kleinman           Vice President and Real Estate Investment Officer
1 Chase Manhattan Place
New York, NY 10005

Frank A. Kophamel          Vice President
3600 Route 66
Neptune, NJ 07754

Michael J. Krugel          Vice President
750 West Virginia Street
Milwaukee, WI 53204

James K. Larson            Vice President
1000 E. Woodfield Road
Schaumburg, IL 60173

 Name and Principal        Positions and Offices with Depositor
  Business Address         AIG Life Insurance Company
---------------------      -----------------------------------------------------

Charles L. Levy            Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Linda Lewis                Vice President
6363 Forest Park Road
Dallas, TX 75235

Gwendolyn J. Mallett       Vice President
2727 Allen Parkway
Houston, TX 77019

David S. Martin            Vice President
3600 Route 66
Neptune, NJ 07754

W. Larry Mask              Vice President, Real Estate Investment Officer and
2727 Allen Parkway         Assistant Secretary
Houston, TX 77019

Gordon S. Massie           Vice President
2929 Allen Parkway
Houston, TX 77019

Melvin C. McFall           Vice President and Actuary
2727 Allen Parkway
Houston, TX 77019

Richard D. McFarland       Vice President
2727 Allen Parkway
Houston, TX 77019

Candace A. Michael         Vice President
2727 Allen Parkway
Houston, TX 77019

Anne K. Milio              Vice President
2727 Allen Parkway
Houston, TX 77019

 Name and Principal        Positions and Offices with Depositor
  Business Address         AIG Life Insurance Company
---------------------      -----------------------------------------------------

Sylvia A. Miller           Vice President
#1 Franklin Square
Springfield, IL 62713

Cheryl E. Morton           Vice President
#1 Franklin Square
Springfield, IL 62713

Michael R. Murphy          Vice President
750 West Virginia Street
Milwaukee, WI 53204

Carl T. Nichols            Vice President and Medical Director
205 E. 10th Avenue
Amarillo, TX 79101

Deanna D. Osmonson         Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.       Vice President, Real Estate Investment Officer and
2929 Allen Parkway         Assistant Secretary
Houston, TX 77019

Lori J. Payne              Vice President
2727 Allen Parkway
Houston, TX 77019

Kirsten M. Pedersen        Vice President
2929 Allen Parkway
Houston, TX 77019

Cathy A. Percival          Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Teresa Y. Robbins          Vice President
175 Water Street
New York, NY 10038

 Name and Principal           Positions and Offices with Depositor
  Business Address            AIG Life Insurance Company
---------------------         --------------------------------------------------

David M. Robinson             Vice President
2929 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben            Vice President
#1 Franklin Square
Springfield, IL 62713

Robert C. Sage                Vice President
2727 Allen Parkway
Houston, TX 77019

Kristin E. Sather             Vice President
1 Chase Manhattan Place
New York, NY 10005

Richard W. Scott              Vice President and Chief Investment Officer
2929 Allen Parkway
Houston, TX 77019

Tom L. Scott                  Vice President and General Auditor
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires                Vice President and Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Joe L. Thompson               Vice President
6363 Forest Park Road
Dallas, TX 75235

Paul K. Turner                Vice President
675 Bering Drive, Suite 600
Houston, TX 77057

Richard P. Vegh               Vice President
3600 Route 66
Neptune, NJ 07754

 Name and Principal        Positions and Offices with Depositor
  Business Address         AIG Life Insurance Company
---------------------      -----------------------------------------------------

Curt Vondrasek             Vice President
1832 Baybrook Ct.
Napervile, IL 60564

S. Michael von Stein       Vice President
1478 County C
St. Germain, WI 54558

Christian D. Weiss         Vice President
#1 Franklin Square
Springfield, IL 62713

Susan J. Wilhite           Vice President
One Woodfield Lake
Schaumburg, IL 60173

Nancy R. Yasso             Vice President
2929 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck          Secretary
70 Pine Street
New York, NY 10270

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, accession number 0000950123-03-003570, filed March 31, 2003.

Item 30. Indemnification

The corporation shall, to the fullest extent permitted by Section 145 of the Delaware General Corporation Law, indemnify any and all of its directors and officers, who shall serve as an officer or director of the corporation at the request of the corporation, from and against any and all of the expenses, liabilities, or other matters referred to in or covered by said section and the indemnification provided for herein shall not be deemed exclusive of any other rights to which those indemnified may be entitled under any other provision of the bylaws, the certificate of incorporation, any agreement, any vote of the stockholders or disinterested directors or otherwise, both as to action in their official capacity while holding such office and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

Item 31. Principal Underwriters

(a) Other Activity. American General Equity Services Corporation, the principal underwriter for Variable Account II, also acts as the principal underwriter for other separate accounts of the Depositor, and for the separate accounts of American International Life Assurance Company of New York, an affiliated company.

(b) Management.

  Name and Principal              Positions and Offices with Underwriter
   Business Address               American General Equity Services Corporation
------------------------          ----------------------------------------------

Rodney O. Martin, Jr.             Director, Chairman of the Board of Directors,
2929 Allen Parkway                Chief Executive Officer and President
Houston, TX 77019

Mark R. McGuire                   Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Ernest T. Patrikis                Director
70 Pine Street
New York, NY 10270

Gary D. Reddick                   Director
2929 Allen Parkway
Houston, TX 77019

Larry E. Blews                    Vice President, Chief Compliance Officer and
2727 Allen Parkway                Assistant Secretary
Houston, TX 77019

Robert F. Herbert, Jr.            Vice President
2727-A Allen Parkway
Houston, TX 77019

  Name and Principal              Positions and Offices with Underwriter
   Business Address               American General Equity Services Corporation
------------------------          ----------------------------------------------

Kathy L. Keith                    Vice President
#1 Franklin Square
Springfield, IL 62713

Lucille S. Martinez               Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

John D. Fleming                   Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Edward F. Andrzejewski            Tax Officer
70 Pine Street
New York, NY 10270

Barbara J. Moore                  Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires                    Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck                 Secretary
70 Pine Street
New York, NY 10270

Amy M. Cinquegrana                Assistant Secretary
70 Pine Street
New York, NY 10270

Steven A. Glover                  Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones                   Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

(c) Compensation From the Registrant.

                                    Compensation
                                    on Events
                    Net             Occasioning the
                    Underwriting    Deduction of a
Name of Principal   Discounts and   Deferred Sales    Brokerage     Other
Underwriter         Commissions     Load              Commissions   Compensation
-----------------   -------------   ---------------   -----------   ------------

American General          0               0                0              0
Equity Services
Corporation

Item 32. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of AIG Life Insurance Company at its principal executive office located at 70 Pine Street, New York, New York 10270 or at its offices located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801.

Item 33. Management Services Inapplicable

Item 34. Fee Representation

AIG Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by AIG Life Insurance Company.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Pauletta P. Cohn and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account II of AIG Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 16th day of June, 2003.

                                        VARIABLE ACCOUNT II OF AIG LIFE
                                        INSURANCE COMPANY
                                        (Registrant)

                                    BY: AIG LIFE INSURANCE COMPANY
                                        (On behalf of the Registrant and itself)


                                    BY: /s/ ROBERT F. HERBERT, JR.
                                        ----------------------------------------
                                        Robert F. Herbert, Jr.
                                        Senior Vice President, Treasurer and
                                           Comptroller

[SEAL]


ATTEST: /s/ LAUREN W. JONES
        ---------------------
        Lauren W. Jones
        Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                    Title                   Date
---------                    -----                   ----


/s/ RODNEY O. MARTIN, JR.    Director and Chairman   June 16, 2003
--------------------------
Rodney O. Martin, Jr.


/s/ DAVID L. HERZOG          Director and Chief      June 16, 2003
--------------------------   Financial Officer
David L. Herzog


/s/ M. BERNARD AIDINOFF      Director                June 16, 2003
--------------------------
M. Bernard Aidinoff


/s/ DAVID J. DIETZ           Director                June 16, 2003
--------------------------
David J. Dietz


/s/ ROYCE G. IMHOFF II       Director and Chief      June 16, 2003
--------------------------   Executive Officer
Royce G. Imhoff II


/s/ NICHOLAS A. O'KULICH     Director                June 16, 2003
--------------------------
Nicholas A. O'Kulich


/s/ GARY D. REDDICK          Director                June 16, 2003
--------------------------
Gary D. Reddick


/s/ MARTIN J. SULLIVAN       Director                June 16, 2003
--------------------------
Martin J. Sullivan


/s/ ERNEST T. PATRIKIS       Director                June 16, 2003
--------------------------
Ernest T. Patrikis


/s/ RICHARD A. HOLLAR        Director                June 16, 2003
--------------------------
Richard A. Hollar

                                  EXHIBIT INDEX

Item 27. Exhibits

     (e)(2) Form of Supplemental Application for Life Insurance, Form No. 14GVSUP997.

     (e)(3)       Form of Subaccount Transfer Request form.

     (e)(4)       Form of Premium Allocation form.

     (e)(5)       Form of Loan/Surrender Request form.

     (e)(6)       Form of Dollar Cost Averaging Request form.

     (h)(4)(a) Form of Participation Agreement by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and AIG Life Insurance Company.

     (h)(4)(b) Form of Amendment to Participation Agreement by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and AIG Life Insurance Company, effective May 1, 2001.

     (h)(5)(a) Form of Shareholder Services Agreement by and between American Century Investment Services, Inc. and AIG Life Insurance Company.

     (h)(5)(b) Form of Amendment No. 1 to Shareholder Services Agreement by and between American Century Investment Services, Inc. and AIG Life Insurance Company, effective January 1, 2001.

     (h)(6)(a) Form of Participation Agreement by and among Credit Suisse Warburg Pincus Trust, Credit Suisse Asset Management, LLC, Credit Suisse Asset Management Securities, Inc. and AIG Life Insurance Company.

     (h)(7)(a) Form of Administrative Services Agreement by and among Credit Suisse Asset Management, LLC and AIG Life Insurance Company.

     (h)(8)(a) Form of Participation Agreement by and among Merrill Lynch Variable Series Funds, Inc., FAM Distributors, Inc. and AIG Life Insurance Company.

     (h)(9)(a) Form of Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and AIG Life Insurance Company.

     (h)(10)(a) Form of Fund Participation Agreement by and between J.P. Morgan Series Trust II and AIG Life Insurance Company.

     (h)(11)(a) Form of Participation Agreement by and among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and AIG Life Insurance Company.

     (h)(12)(a) Form of Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and AIG Life Insurance Company.

     (h)(12)(b) Form of Amendment to Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and AIG Life Insurance Company, dated July 23, 1999.

     (h)(12)(c) Form of Fifth Amendment to Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and AIG Life Insurance Company, dated January 2, 2001.

     (h)(13)(a) Form of Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AIG Life Insurance Company.

     (h)(13)(b) Form of Amendment to Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AIG Life Insurance Company, dated July 23, 1999.

     (h)(13)(c) Form of Fifth Amendment to Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AIG Life Insurance Company, dated January 2, 2001.

     (h)(14)(a) Form of Participation Agreement by and among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AIG Life Insurance Company.

     (n)(1)       Consent of Independent Accountants, PricewaterhouseCoopers
                  LLP.

                                       E-2